Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q1PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 29
Franklin Global Real Estate VIP Fund 33
Franklin Growth and Income VIP Fund 35
Franklin Income VIP Fund 40
Franklin Large Cap Growth VIP Fund 50
Franklin Mutual Global Discovery VIP Fund 54
Franklin Mutual Shares VIP Fund 59
Franklin Rising Dividends VIP Fund 65
Franklin Small Cap Value VIP Fund 68
Franklin Small-Mid Cap Growth VIP Fund 72
Franklin Strategic Income VIP Fund 77
Franklin U.S. Government Securities VIP Fund 107
Franklin VolSmart Allocation VIP Fund 111
Templeton Developing Markets VIP Fund 120
Templeton Foreign VIP Fund 124
Templeton Global Bond VIP Fund 127
Templeton Growth VIP Fund 134
Notes to Schedules of Investments 138

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.1%
Aerospace & Defense 1.7%
BAE Systems plc ..................................... United Kingdom 64,028 $ 601,362
BWX Technologies, Inc. ................................ United States 5,501 296,284
Curtiss-Wright Corp. ................................... United States 643 96,553
Dassault Aviation SA ................................... France 3,067 484,397
General Dynamics Corp. ................................ United States 4,915 1,185,399
Huntington Ingalls Industries, Inc. ......................... United States 257 51,256
Lockheed Martin Corp. ................................. United States 5,577 2,461,688
MTU Aero Engines AG ................................. Germany 6,500 1,503,524
Northrop Grumman Corp. ............................... United States 4,087 1,827,788
Raytheon Technologies Corp. ............................ United States 23,411 2,319,328
a
Rolls-Royce Holdings plc ............................... United Kingdom 215,152 282,946
Textron, Inc. ......................................... United States 1,339 99,595
11,210,120
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. ............................ United States 911 98,124
Deutsche Post AG ..................................... Germany 17,177 820,345
DSV A/S ............................................ Denmark 5,700 1,092,599
Expeditors International of Washington, Inc. ................. United States 2,019 208,280
United Parcel Service, Inc., B ............................ United States 9,925 2,128,516
4,347,864
Airlines 0.0%
†
a
International Consolidated Airlines Group SA ................. United Kingdom 162,581 301,586
Auto Components 0.3%
a
Aptiv plc ............................................ United States 2,400 287,304
Bridgestone Corp. ..................................... Japan 8,900 345,503
a
Continental AG ....................................... Germany 5,382 385,868
Faurecia SE ......................................... France 14,847 386,204
Gentex Corp. ........................................ United States 1,746 50,931
Valeo .............................................. France 22,517 415,967
1,871,777
Automobiles 0.6%
Bayerische Motoren Werke AG ........................... Germany 6,205 536,294
Honda Motor Co. Ltd. .................................. Japan 22,800 646,365
a
Rivian Automotive, Inc., A ............................... United States 3,600 180,864
Stellantis NV ......................................... United States 50,053 810,442
a
Tesla, Inc. ........................................... United States 1,078 1,161,653
Thor Industries, Inc. ................................... United States 1,641 129,147
Toyota Motor Corp. .................................... Japan 15,300 276,015
Yamaha Motor Co. Ltd. ................................. Japan 3,800 85,182
3,825,962
Banks 2.0%
Bank Leumi Le-Israel BM ............................... Israel 19,789 213,191
Bank of America Corp. ................................. United States 19,136 788,786
Bank OZK ........................................... United States 1,953 83,393
Barclays plc ......................................... United Kingdom 153,754 298,071
Citigroup, Inc. ........................................ United States 1,455 77,697
Comerica, Inc. ....................................... United States 4,125 373,024
DBS Group Holdings Ltd. ............................... Singapore 36,600 959,001
FinecoBank Banca Fineco SpA ........................... Italy 72,000 1,092,394
ING Groep NV ....................................... Netherlands 102,058 1,065,725
Israel Discount Bank Ltd., A .............................. Israel 35,990 223,838
JPMorgan Chase & Co. ................................. United States 5,985 815,875
Kasikornbank PCL .................................... Thailand 98,692 476,042

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
KB Financial Group, Inc. ................................ South Korea 15,896 $ 794,870
KeyCorp ............................................ United States 31,477 704,455
Lloyds Banking Group plc ............................... United Kingdom 1,058,321 644,532
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 42,600 263,349
People's United Financial, Inc. ............................ United States 1,513 30,245
Pinnacle Financial Partners, Inc. .......................... United States 946 87,108
Popular, Inc. ......................................... United States 2,598 212,361
Raiffeisen Bank International AG .......................... Austria 8,379 118,973
Shinhan Financial Group Co. Ltd. ......................... South Korea 19,385 657,045
Societe Generale SA ................................... France 28,774 771,460
Standard Chartered plc ................................. United Kingdom 127,777 848,250
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 25,200 796,125
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 81,800 512,886
Wintrust Financial Corp. ................................ United States 1,897 176,288
13,084,984
Beverages 1.0%
a
Boston Beer Co., Inc. (The), A ............................ United States 39 15,151
Brown-Forman Corp., B ................................ United States 6,591 441,729
Coca-Cola Co. (The) ................................... United States 7,774 481,988
a
Coca-Cola HBC AG, DI ................................. Italy 1,985 41,402
Constellation Brands, Inc., A ............................. United States 2,304 530,657
a
Monster Beverage Corp. ................................ United States 13,369 1,068,183
PepsiCo, Inc. ........................................ United States 17,656 2,955,261
Pernod Ricard SA ..................................... France 4,214 925,988
6,460,359
Biotechnology 1.7%
AbbVie, Inc. ......................................... United States 14,535 2,356,269
Amgen, Inc. ......................................... United States 4,736 1,145,259
a
Argenx SE, ADR ...................................... Netherlands 100 31,531
a
Biogen, Inc. ......................................... United States 996 209,758
CSL Ltd. ............................................ Australia 8,875 1,771,946
a
Genmab A/S ......................................... Denmark 3,600 1,300,345
Gilead Sciences, Inc. .................................. United States 26,177 1,556,223
a
Mirati Therapeutics, Inc. ................................ United States 900 73,998
a
Moderna , Inc. ........................................ United States 1,761 303,350
a
Neurocrine Biosciences, Inc. ............................. United States 1,509 141,469
a
PTC Therapeutics, Inc. ................................. United States 1,400 52,234
a
Regeneron Pharmaceuticals, Inc. ......................... United States 2,334 1,630,112
a
United Therapeutics Corp. ............................... United States 111 19,914
a
Vertex Pharmaceuticals, Inc. ............................. United States 1,592 415,464
11,007,872
Building Products 0.8%
A O Smith Corp. ...................................... United States 1,871 119,538
AGC, Inc. ........................................... Japan 10,900 435,567
Allegion plc .......................................... United States 3,177 348,771
a
Builders FirstSource , Inc. ............................... United States 6,002 387,369
Carlisle Cos., Inc. ..................................... United States 2,100 516,432
Cie de Saint-Gobain ................................... France 11,702 696,368
Geberit AG .......................................... Switzerland 1,606 990,030
Johnson Controls International plc ......................... United States 12,300 806,511
Lennox International, Inc. ............................... United States 181 46,673
Masco Corp. ......................................... United States 1,562 79,662
Owens Corning ....................................... United States 3,252 297,558
Trane Technologies plc ................................. United States 4,356 665,161

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
a
Trex Co., Inc. ........................................ United States 493 $ 32,208
5,421,848
Capital Markets 1.9%
Bank of New York Mellon Corp. (The) ...................... United States 7,988 396,444
BlackRock, Inc. ....................................... United States 965 737,424
Carlyle Group, Inc. (The) ................................ United States 5,251 256,826
Cboe Global Markets, Inc. ............................... United States 882 100,918
Charles Schwab Corp. (The) ............................. United States 12,531 1,056,489
Deutsche Boerse AG ................................... Germany 6,600 1,188,233
Evercore , Inc., A ...................................... United States 1,379 153,510
FactSet Research Systems, Inc. .......................... United States 1,413 613,454
Intercontinental Exchange, Inc. ........................... United States 5,655 747,139
Intermediate Capital Group plc ........................... United Kingdom 46,000 1,068,067
Invesco Ltd. ......................................... United States 1,962 45,244
Jefferies Financial Group, Inc. ............................ United States 7,793 256,000
Lazard Ltd., A ........................................ United States 3,831 132,170
MarketAxess Holdings, Inc. .............................. United States 400 136,080
Moody's Corp. ........................................ United States 886 298,945
MSCI, Inc. ........................................... United States 659 331,398
Nasdaq, Inc. ......................................... United States 3,000 534,600
Partners Group Holding AG .............................. Switzerland 502 621,578
S&P Global, Inc. ...................................... United States 4,949 2,029,981
SBI Holdings, Inc. ..................................... Japan 2,300 58,038
SEI Investments Co. ................................... United States 657 39,558
T Rowe Price Group, Inc. ............................... United States 1,117 168,879
Tradeweb Markets, Inc., A ............................... United States 5,000 439,350
UBS Group AG ....................................... Switzerland 67,019 1,309,639
12,719,964
Chemicals 2.2%
Air Products and Chemicals, Inc. .......................... United States 7,904 1,975,289
Albemarle Corp. ...................................... United States 4,830 1,068,155
Arkema SA .......................................... France 443 52,963
BASF SE ........................................... Germany 1,949 111,226
Celanese Corp. ....................................... United States 629 89,865
CF Industries Holdings, Inc. ............................. United States 5,570 574,044
b
Covestro AG, 144A, Reg S .............................. Germany 18,186 915,888
a
Danimer Scientific, Inc. ................................. United States 700 4,102
Dow, Inc. ........................................... United States 2,165 137,954
Ecolab, Inc. .......................................... United States 6,021 1,063,068
Huntsman Corp. ...................................... United States 878 32,934
Koninklijke DSM NV ................................... Netherlands 6,400 1,145,075
Linde plc ............................................ United Kingdom 8,185 2,614,535
LyondellBasell Industries NV, A ........................... United States 4,678 480,992
Mitsubishi Chemical Holdings Corp. ....................... Japan 22,500 149,660
Mosaic Co. (The) ..................................... United States 3,939 261,943
NewMarket Corp. ..................................... United States 47 15,246
Nitto Denko Corp. ..................................... Japan 7,800 559,236
Novozymes A/S, B .................................... Denmark 956 65,557
Olin Corp. ........................................... United States 4,730 247,284
Sherwin-Williams Co. (The) .............................. United States 1,200 299,544
Sika AG ............................................ Switzerland 3,400 1,124,903
Sumitomo Chemical Co. Ltd. ............................. Japan 33,900 155,241
Symrise AG ......................................... Germany 9,000 1,079,182
Tosoh Corp. ......................................... Japan 13,100 193,635
Westlake Corp. ....................................... United States 1,063 131,174

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Yara International ASA ................................. Brazil 2,608 $ 130,450
14,679,145
Commercial Services & Supplies 0.3%
Cintas Corp. ......................................... United States 2,719 1,156,635
a
Copart , Inc. .......................................... United States 1,327 166,499
Republic Services, Inc. ................................. United States 6,093 807,323
Rollins, Inc. .......................................... United States 1,523 53,381
2,183,838
Communications Equipment 0.3%
a
Arista Networks, Inc. ................................... United States 1,668 231,819
Cisco Systems, Inc. ................................... United States 14,719 820,731
a
F5, Inc. ............................................. United States 384 80,237
Juniper Networks, Inc. .................................. United States 3,270 121,513
Motorola Solutions, Inc. ................................. United States 1,038 251,404
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 20,036 182,594
1,688,298
Construction & Engineering 0.0%
†
Quanta Services, Inc. .................................. United States 351 46,195
Sinopec Engineering Group Co. Ltd., H ..................... China 270,500 137,798
183,993
Construction Materials 0.1%
Eagle Materials, Inc. ................................... United States 101 12,965
James Hardie Industries plc, CDI ......................... United States 2,618 78,540
Martin Marietta Materials, Inc. ............................ United States 1,463 563,094
654,599
Consumer Finance 0.0%
†
Synchrony Financial ................................... United States 1,548 53,886
Containers & Packaging 0.0%
†
Amcor plc ........................................... United States 4,121 46,691
Avery Dennison Corp. .................................. United States 352 61,237
International Paper Co. ................................. United States 1,489 68,717
Packaging Corp. of America ............................. United States 581 90,700
Silgan Holdings, Inc. ................................... United States 217 10,032
277,377
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 1,096 138,118
LKQ Corp. .......................................... United States 1,859 84,417
Pool Corp. .......................................... United States 277 117,130
339,665
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. ............................ United States 1,144 111,094
H&R Block, Inc. ....................................... United States 1,337 34,815
145,909
Diversified Financial Services 0.5%
a
Berkshire Hathaway, Inc., B .............................. United States 3,017 1,064,730
EXOR NV ........................................... Netherlands 7,904 600,941
Investor AB, B ........................................ Sweden 53,000 1,151,315

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services (continued)
Sofina SA ........................................... Belgium 675 $ 245,307
3,062,293
Diversified Telecommunication Services 0.5%
AT&T, Inc. ........................................... United States 17,370 410,453
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,000 1,058,881
Deutsche Telekom AG .................................. Germany 8,172 152,217
Nippon Telegraph & Telephone Corp. ...................... Japan 41,800 1,214,603
Verizon Communications, Inc. ............................ United States 8,177 416,536
3,252,690
Electric Utilities 0.4%
Alliant Energy Corp. ................................... United States 1,427 89,159
American Electric Power Co., Inc. ......................... United States 2,170 216,501
Duke Energy Corp. .................................... United States 1,670 186,472
Evergy , Inc. .......................................... United States 1,230 84,058
Exelon Corp. ......................................... United States 2,649 126,172
Hawaiian Electric Industries, Inc. .......................... United States 653 27,628
NextEra Energy, Inc. ................................... United States 8,692 736,299
NRG Energy, Inc. ..................................... United States 7,006 268,750
OGE Energy Corp. .................................... United States 524 21,369
PPL Corp. ........................................... United States 3,349 95,648
Red Electrica Corp. SA ................................. Spain 24,285 498,664
Southern Co. (The) .................................... United States 6,919 501,697
2,852,417
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................... United States 1,159 219,399
AMETEK, Inc. ........................................ United States 2,618 348,665
a
Array Technologies, Inc. ................................ United States 28,600 322,322
Eaton Corp. plc ....................................... United States 1,326 201,234
Emerson Electric Co. .................................. United States 22,524 2,208,478
a
Generac Holdings, Inc. ................................. United States 260 77,287
Hubbell, Inc. ......................................... United States 183 33,630
Mitsubishi Electric Corp. ................................ Japan 50,400 578,101
nVent Electric plc ..................................... United States 8,700 302,586
Rockwell Automation, Inc. ............................... United States 789 220,944
4,512,646
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., A .................................... United States 11,866 894,103
a
Arrow Electronics, Inc. ................................. United States 2,235 265,138
Cognex Corp. ........................................ United States 1,387 107,007
Jabil, Inc. ........................................... United States 4,733 292,168
a
Keysight Technologies, Inc. .............................. United States 3,585 566,322
Kyocera Corp. ........................................ Japan 7,400 414,151
National Instruments Corp. .............................. United States 2,133 86,579
Shimadzu Corp. ...................................... Japan 1,700 58,478
TE Connectivity Ltd. ................................... Switzerland 7,749 1,014,964
3,698,910
Energy Equipment & Services 0.1%
SBM Offshore NV ..................................... Netherlands 45,253 717,474
a
Tecnicas Reunidas SA ................................. Spain 12,121 103,271
820,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 0.5%
Activision Blizzard, Inc. ................................. United States 2,975 $ 238,327
a
CTS Eventim AG & Co. KGaA ............................ Germany 17,200 1,168,337
Electronic Arts, Inc. .................................... United States 1,108 140,173
Nintendo Co. Ltd. ..................................... Japan 900 454,342
a
ROBLOX Corp., A ..................................... United States 5,300 245,072
a
Skillz , Inc. ........................................... United States 421 1,263
Square Enix Holdings Co. Ltd. ............................ Japan 1,100 48,735
a
Walt Disney Co. (The) .................................. United States 6,112 838,322
World Wrestling Entertainment, Inc., A ...................... United States 119 7,430
3,142,001
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International Corp. .......................... United States 4,685 864,851
CubeSmart .......................................... United States 534 27,784
Extra Space Storage, Inc. ............................... United States 985 202,516
Goodman Group ...................................... Australia 33,319 566,345
Life Storage, Inc. ...................................... United States 208 29,209
National Retail Properties, Inc. ........................... United States 1,157 51,996
Orion Office REIT, Inc. .................................. United States 241 3,374
Public Storage ....................................... United States 5,723 2,233,572
Realty Income Corp. ................................... United States 2,396 166,043
Segro plc ........................................... United Kingdom 63,260 1,112,135
Simon Property Group, Inc. .............................. United States 633 83,277
SL Green Realty Corp. ................................. United States 188 15,262
Spirit Realty Capital, Inc. ................................ United States 714 32,858
STORE Capital Corp. .................................. United States 1,416 41,390
VICI Properties, Inc. ................................... United States 1,922 54,700
Weyerhaeuser Co. .................................... United States 14,455 547,845
WP Carey, Inc. ....................................... United States 1,056 85,367
6,118,524
Food & Staples Retailing 0.9%
Albertsons Cos., Inc., A ................................. United States 4,479 148,927
Casey's General Stores, Inc. ............................. United States 221 43,795
Costco Wholesale Corp. ................................ United States 960 552,816
Jeronimo Martins SGPS SA ............................. Portugal 5,315 127,524
Koninklijke Ahold Delhaize NV ............................ Netherlands 41,129 1,323,115
Kroger Co. (The) ...................................... United States 26,662 1,529,599
Sundrug Co. Ltd. ...................................... Japan 18,743 456,550
Walgreens Boots Alliance, Inc. ........................... United States 4,477 200,435
Walmart, Inc. ........................................ United States 9,216 1,372,447
5,755,208
Food Products 1.0%
Archer-Daniels-Midland Co. ............................. United States 11,734 1,059,111
Bunge Ltd. .......................................... United States 347 38,451
Campbell Soup Co. .................................... United States 847 37,751
Conagra Brands, Inc. .................................. United States 1,246 41,828
Flowers Foods, Inc. .................................... United States 7,122 183,107
General Mills, Inc. ..................................... United States 4,339 293,837
Hershey Co. (The) .................................... United States 5,532 1,198,397
Hormel Foods Corp. ................................... United States 1,884 97,101
Ingredion, Inc. ........................................ United States 415 36,167
J M Smucker Co. (The) ................................. United States 672 90,996
Kellogg Co. .......................................... United States 1,491 96,155
Lamb Weston Holdings, Inc. ............................. United States 2,032 121,737
McCormick & Co., Inc. ................................. United States 7,700 768,460
Nestle SA ........................................... Switzerland 11,826 1,537,601

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Tyson Foods, Inc., A ................................... United States 10,661 $ 955,545
6,556,244
Gas Utilities 0.2%
National Fuel Gas Co. .................................. United States 2,931 201,360
Naturgy Energy Group SA ............................... Spain 3,981 119,285
Osaka Gas Co. Ltd. ................................... Japan 19,200 329,055
Tokyo Gas Co. Ltd. .................................... Japan 19,600 358,865
UGI Corp. ........................................... United States 7,389 267,630
1,276,195
Health Care Equipment & Supplies 2.3%
Abbott Laboratories .................................... United States 13,660 1,616,798
Alcon, Inc. ........................................... Switzerland 15,262 1,209,146
Becton Dickinson and Co. ............................... United States 4,400 1,170,400
BioMerieux .......................................... France 1,590 169,725
Cochlear Ltd. ........................................ Australia 6,900 1,152,108
Cooper Cos., Inc. (The) ................................. United States 68 28,396
a
Edwards Lifesciences Corp. ............................. United States 4,921 579,300
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 8,544 143,360
Getinge AB, B ........................................ Sweden 1,528 60,859
GN Store Nord A/S .................................... Denmark 10,500 514,748
a
Haemonetics Corp. .................................... United States 4,024 254,397
a
Hologic , Inc. ......................................... United States 8,208 630,539
a
IDEXX Laboratories, Inc. ................................ United States 1,706 933,284
a
Intuitive Surgical, Inc. .................................. United States 4,666 1,407,639
Medtronic plc ........................................ United States 9,800 1,087,310
Olympus Corp. ....................................... Japan 7,500 142,162
a
Quidel Corp. ......................................... United States 1,318 148,222
ResMed , Inc. ........................................ United States 884 214,379
Sonova Holding AG .................................... Switzerland 1,610 672,559
Straumann Holding AG ................................. Switzerland 74 118,155
Stryker Corp. ........................................ United States 7,992 2,136,661
Teleflex, Inc. ......................................... United States 2,284 810,432
15,200,579
Health Care Providers & Services 1.0%
Cardinal Health, Inc. ................................... United States 786 44,566
Chemed Corp. ....................................... United States 98 49,642
CVS Health Corp. ..................................... United States 14,717 1,489,507
Fresenius Medical Care AG & Co. KGaA .................... Germany 9,055 606,865
a
Guardant Health, Inc. .................................. United States 1,300 86,112
a
Henry Schein, Inc. ..................................... United States 988 86,144
a
Laboratory Corp. of America Holdings ...................... United States 3,345 881,943
a
Molina Healthcare, Inc. ................................. United States 288 96,074
Premier, Inc., A ....................................... United States 532 18,934
Quest Diagnostics, Inc. ................................. United States 4,260 583,024
Sonic Healthcare Ltd. .................................. Australia 24,129 637,102
UnitedHealth Group, Inc. ................................ United States 3,919 1,998,572
6,578,485
Health Care Technology 0.1%
Cerner Corp. ......................................... United States 1,778 166,350
a
Certara , Inc. ......................................... United States 1,000 21,480
a
Veeva Systems, Inc., A ................................. United States 1,200 254,952
442,782

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 1,000 $ 171,760
a
Booking Holdings, Inc. ................................. United States 253 594,158
Compass Group plc ................................... United Kingdom 19,540 420,535
Domino's Pizza, Inc. ................................... United States 1,127 458,700
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 5,137 203,826
a
Las Vegas Sands Corp. ................................. United States 8,338 324,098
McDonald's Corp. ..................................... United States 9,449 2,336,549
Starbucks Corp. ...................................... United States 2,000 181,940
Yum! Brands, Inc. ..................................... United States 3,716 440,457
5,132,023
Household Durables 0.3%
Barratt Developments plc ............................... United Kingdom 32,730 222,836
DR Horton, Inc. ....................................... United States 2,517 187,542
Garmin Ltd. .......................................... United States 961 113,984
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 42,300 214,535
Iida Group Holdings Co. Ltd. ............................. Japan 7,900 136,220
Lennar Corp., A ....................................... United States 1,673 135,797
a
NVR, Inc. ........................................... United States 37 165,289
Persimmon plc ....................................... United Kingdom 1,925 53,984
PulteGroup, Inc. ...................................... United States 3,151 132,027
Sekisui House Ltd. .................................... Japan 21,800 421,733
Sony Group Corp. ..................................... Japan 3,548 365,048
Taylor Wimpey plc ..................................... United Kingdom 52,501 89,412
Whirlpool Corp. ....................................... United States 169 29,200
2,267,607
Household Products 0.5%
Church & Dwight Co., Inc. ............................... United States 1,586 157,616
Colgate-Palmolive Co. ................................. United States 18,371 1,393,073
Kimberly-Clark Corp. ................................... United States 973 119,835
Procter & Gamble Co. (The) ............................. United States 12,270 1,874,856
3,545,380
Industrial Conglomerates 0.9%
3M Co. ............................................. United States 4,729 704,053
CK Hutchison Holdings Ltd. .............................. United Kingdom 139,500 1,020,088
Hitachi Ltd. .......................................... Japan 20,846 1,043,350
Honeywell International, Inc. ............................. United States 5,400 1,050,732
Roper Technologies, Inc. ................................ United States 4,200 1,983,366
5,801,589
Insurance 0.8%
Aegon NV ........................................... Netherlands 11,996 63,601
AIA Group Ltd. ....................................... Hong Kong 66,146 690,693
American Financial Group, Inc. ........................... United States 2,180 317,452
Assured Guaranty Ltd. ................................. United States 184 11,713
Dai-ichi Life Holdings, Inc. ............................... Japan 38,900 790,576
Erie Indemnity Co., A ................................... United States 1,700 299,421
Fidelity National Financial, Inc. ........................... United States 8,721 425,934
First American Financial Corp. ............................ United States 3,395 220,064
Japan Post Holdings Co. Ltd. ............................ Japan 75,200 552,355
MetLife, Inc. ......................................... United States 3,760 264,253
NN Group NV ........................................ Netherlands 5,248 265,998
Old Republic International Corp. .......................... United States 9,657 249,827
Progressive Corp. (The) ................................ United States 2,532 288,623
Prudential plc, (GBP Traded) ............................. United Kingdom 27,878 411,602
Prudential plc, (HKD Traded) ............................. United Kingdom 6,200 89,607

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Swiss Life Holding AG .................................. Switzerland 952 $ 610,047
5,551,766
Interactive Media & Services 1.8%
a
Alphabet, Inc., A ...................................... United States 2,738 7,615,336
a
Alphabet, Inc., C ...................................... United States 786 2,195,290
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 12,552 103,628
a
Baidu, Inc., ADR ...................................... China 1,585 209,696
a
Match Group, Inc. ..................................... United States 2,531 275,221
a
Meta Platforms, Inc., A ................................. United States 7,781 1,730,183
12,129,354
Internet & Direct Marketing Retail 1.4%
a
Alibaba Group Holding Ltd. .............................. China 48,393 660,410
a
Amazon.com, Inc. ..................................... United States 1,590 5,183,320
a
boohoo Group plc ..................................... United Kingdom 225,000 260,680
eBay, Inc. ........................................... United States 2,549 145,956
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 11,474 384,866
a
MercadoLibre , Inc. .................................... Brazil 1,200 1,427,376
a
Prosus NV .......................................... China 6,718 362,336
Qurate Retail, Inc., A ................................... United States 1,467 6,983
a
Vipshop Holdings Ltd., ADR ............................. China 41,900 377,100
ZOZO, Inc. .......................................... Japan 6,500 173,606
8,982,633
IT Services 3.0%
Accenture plc, A ...................................... United States 12,774 4,307,776
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 743 1,471,856
a
Akamai Technologies, Inc. ............................... United States 643 76,768
a
Amadeus IT Group SA ................................. Spain 23,017 1,496,725
Amdocs Ltd. ......................................... United States 869 71,440
Automatic Data Processing, Inc. .......................... United States 2,134 485,570
Capgemini SE ........................................ France 530 117,625
Cognizant Technology Solutions Corp., A .................... United States 6,958 623,924
a
DXC Technology Co. ................................... United States 19,100 623,233
a
EPAM Systems, Inc. ................................... United States 145 43,008
Fujitsu Ltd. .......................................... Japan 3,400 509,470
a
Gartner, Inc. ......................................... United States 951 282,884
Genpact Ltd. ......................................... United States 5,750 250,183
International Business Machines Corp. ..................... United States 4,017 522,290
Jack Henry & Associates, Inc. ............................ United States 491 96,752
Keywords Studios plc .................................. Ireland 38,000 1,307,970
a
Marqeta , Inc., A ....................................... United States 3,700 40,848
Mastercard , Inc., A .................................... United States 6,055 2,163,936
a
Okta , Inc. ........................................... United States 1,700 256,632
Paychex, Inc. ........................................ United States 2,220 302,963
a
Paymentus Holdings, Inc., A ............................. United States 1,600 33,728
a
PayPal Holdings, Inc. .................................. United States 2,600 300,690
a
Shopify, Inc., A ....................................... Canada 1,600 1,081,536
a
Snowflake, Inc., A ..................................... United States 1,700 389,521
a
Twilio , Inc., A ......................................... United States 1,762 290,395
Visa, Inc., A .......................................... United States 10,954 2,429,269
Western Union Co. (The) ................................ United States 627 11,750
19,588,742
Leisure Products 0.0%
†
Brunswick Corp. ...................................... United States 205 16,582

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Polaris, Inc. .......................................... United States 158 $ 16,641
33,223
Life Sciences Tools & Services 1.6%
a
10X Genomics, Inc., A .................................. United States 1,300 98,891
Agilent Technologies, Inc. ............................... United States 5,085 672,898
a
Bio-Rad Laboratories, Inc., A ............................. United States 76 42,805
Danaher Corp. ....................................... United States 4,787 1,404,171
Eurofins Scientific SE .................................. Luxembourg 1,200 118,723
a
Evotec SE ........................................... Germany 34,000 1,023,289
a
Illumina, Inc. ......................................... United States 2,446 854,632
a
Mettler -Toledo International, Inc. .......................... United States 2,028 2,784,829
Sartorius Stedim Biotech ................................ France 718 294,000
Thermo Fisher Scientific, Inc. ............................ United States 1,850 1,092,703
a
Waters Corp. ........................................ United States 2,131 661,441
West Pharmaceutical Services, Inc. ........................ United States 3,280 1,347,129
10,395,511
Machinery 1.1%
Allison Transmission Holdings, Inc. ........................ United States 615 24,145
Atlas Copco AB, A ..................................... Sweden 1,120 58,120
CNH Industrial NV ..................................... United Kingdom 10,159 160,034
Cummins, Inc. ........................................ United States 980 201,008
Deere & Co. ......................................... United States 2,186 908,196
Donaldson Co., Inc. ................................... United States 4,700 244,071
Dover Corp. ......................................... United States 5,900 925,710
GEA Group AG ....................................... Germany 8,398 344,258
Graco , Inc. .......................................... United States 1,057 73,694
Illinois Tool Works, Inc. ................................. United States 5,845 1,223,943
Ingersoll Rand, Inc. .................................... United States 7,726 389,004
Lincoln Electric Holdings, Inc. ............................ United States 237 32,661
MISUMI Group, Inc. ................................... Japan 15,100 449,595
NGK Insulators Ltd. .................................... Japan 3,800 54,214
Otis Worldwide Corp. .................................. United States 1,887 145,205
PACCAR, Inc. ........................................ United States 1,668 146,901
Pentair plc .......................................... United States 9,121 494,449
a
Proterra , Inc. ......................................... United States 10,200 76,704
Snap-on, Inc. ........................................ United States 2,044 420,001
Stanley Black & Decker, Inc. ............................. United States 3,152 440,618
Techtronic Industries Co. Ltd. ............................ Hong Kong 17,500 280,378
Toro Co. (The) ....................................... United States 707 60,441
Toyota Industries Corp. ................................. Japan 2,050 141,413
Xylem, Inc. .......................................... United States 2,400 204,624
7,499,387
Marine 0.1%
Nippon Yusen KK ..................................... Japan 1,600 139,976
SITC International Holdings Co. Ltd. ....................... China 71,000 248,268
388,244
Media 0.6%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 255,000 1,161,132
Cable One, Inc. ....................................... United States 361 528,591
Comcast Corp., A ..................................... United States 11,247 526,585
CyberAgent , Inc. ...................................... Japan 66,700 825,488
Fox Corp., A ......................................... United States 841 33,177
Hakuhodo DY Holdings, Inc. ............................. Japan 4,400 55,240
a
Informa plc .......................................... United Kingdom 47,733 374,017

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Interpublic Group of Cos., Inc. (The) ....................... United States 2,298 $ 81,464
a
Nordic Entertainment Group AB, B ........................ Sweden 7,500 302,768
Omnicom Group, Inc. .................................. United States 1,430 121,378
4,009,840
Metals & Mining 0.7%
Anglo American plc .................................... South Africa 3,551 184,532
ArcelorMittal SA ...................................... Luxembourg 20,106 644,165
a
Cleveland-Cliffs, Inc. ................................... United States 704 22,676
Fortescue Metals Group Ltd. ............................. Australia 12,467 191,654
Newmont Corp. ....................................... United States 3,233 256,862
Nucor Corp. ......................................... United States 10,692 1,589,366
Reliance Steel & Aluminum Co. ........................... United States 327 59,955
Rio Tinto Ltd. ........................................ Australia 684 61,154
South32 Ltd. ......................................... Australia 140,991 535,982
Southern Copper Corp. ................................. Peru 302 22,922
Steel Dynamics, Inc. ................................... United States 1,224 102,118
Sumitomo Metal Mining Co. Ltd. .......................... Japan 13,465 682,270
United States Steel Corp. ............................... United States 413 15,587
Wheaton Precious Metals Corp. .......................... Brazil 9,047 430,189
4,799,432
Multiline Retail 0.4%
Dollar General Corp. ................................... United States 1,554 345,967
Kohl's Corp. ......................................... United States 3,751 226,786
Next plc ............................................ United Kingdom 4,672 367,484
Seria Co. Ltd. ........................................ Japan 11,548 262,216
Target Corp. ......................................... United States 8,287 1,758,667
2,961,120
Multi-Utilities 0.4%
Ameren Corp. ........................................ United States 1,291 121,044
Consolidated Edison, Inc. ............................... United States 2,071 196,082
DTE Energy Co. ...................................... United States 6,082 804,101
E.ON SE ............................................ Germany 73,603 855,247
NiSource, Inc. ........................................ United States 5,960 189,528
Sempra Energy ....................................... United States 587 98,686
WEC Energy Group, Inc. ................................ United States 1,270 126,759
2,391,447
Oil, Gas & Consumable Fuels 1.6%
APA Corp. ........................................... United States 9,286 383,790
BP plc .............................................. United Kingdom 390,842 1,916,202
Chevron Corp. ....................................... United States 8,395 1,366,958
ConocoPhillips ....................................... United States 17,857 1,785,700
Continental Resources, Inc. ............................. United States 1,857 113,890
Coterra Energy, Inc. ................................... United States 3,027 81,638
Devon Energy Corp. ................................... United States 1,439 85,088
EOG Resources, Inc. .................................. United States 3,800 453,074
Equinor ASA ......................................... Norway 14,379 536,977
Exxon Mobil Corp. ..................................... United States 11,879 981,086
Galp Energia SGPS SA, B .............................. Portugal 35,794 452,594
Lundin Energy AB ..................................... Sweden 9,685 406,420
Shell plc ............................................ Netherlands 48,862 1,339,347
Texas Pacific Land Corp. ................................ United States 8 10,817
TotalEnergies SE ..................................... France 12,808 648,167
10,561,748

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ................................. United States 3,031 $ 188,286
a
Sylvamo Corp. ....................................... United States 136 4,526
192,812
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,005 546,002
a
Herbalife Nutrition Ltd. ................................. United States 3,148 95,573
L'Oreal SA .......................................... France 3,586 1,432,605
a
Olaplex Holdings, Inc. .................................. United States 1,600 25,008
Unilever plc .......................................... United Kingdom 7,162 325,200
2,424,388
Pharmaceuticals 2.9%
Astellas Pharma, Inc. .................................. Japan 10,000 156,268
AstraZeneca plc ...................................... United Kingdom 6,236 827,038
AstraZeneca plc, ADR .................................. United Kingdom 9,014 597,989
Bayer AG ........................................... Germany 16,344 1,118,066
Bristol-Myers Squibb Co. ................................ United States 7,355 537,136
a
Catalent , Inc. ........................................ United States 10,789 1,196,500
Eli Lilly & Co. ........................................ United States 6,622 1,896,342
GlaxoSmithKline plc ................................... United States 21,090 456,358
Hikma Pharmaceuticals plc .............................. Jordan 39,000 1,052,222
Ipsen SA ............................................ France 1,887 236,237
Johnson & Johnson ................................... United States 12,511 2,217,325
Merck & Co., Inc. ..................................... United States 5,458 447,829
Novo Nordisk A/S, B ................................... Denmark 12,306 1,365,137
Organon & Co. ....................................... United States 8,157 284,924
Orion OYJ, B ........................................ Finland 5,764 261,818
Otsuka Holdings Co. Ltd. ............................... Japan 6,800 234,954
Pfizer, Inc. ........................................... United States 65,520 3,391,970
Recordati Industria Chimica e Farmaceutica SpA .............. Italy 5,649 283,276
Roche Holding AG .................................... Switzerland 3,544 1,402,226
Roche Holding AG, BR ................................. Switzerland 160 69,976
Sanofi .............................................. France 3,145 321,587
Takeda Pharmaceutical Co. Ltd., ADR ...................... Japan 29,604 423,929
Zoetis, Inc. .......................................... United States 1,811 341,536
19,120,643
Professional Services 0.9%
Adecco Group AG ..................................... Switzerland 14,695 666,588
Booz Allen Hamilton Holding Corp. ........................ United States 702 61,664
a
Clarivate plc ......................................... United States 69,000 1,156,440
a
CoStar Group, Inc. .................................... United States 6,500 432,965
Equifax, Inc. ......................................... United States 1,890 448,119
Experian plc ......................................... United Kingdom 27,000 1,040,271
a
FTI Consulting, Inc. .................................... United States 138 21,696
ManpowerGroup , Inc. .................................. United States 143 13,431
Persol Holdings Co. Ltd. ................................ Japan 5,100 114,286
Randstad NV ........................................ Netherlands 6,102 367,115
RELX plc ........................................... United Kingdom 9,254 287,986
Robert Half International, Inc. ............................ United States 4,405 502,963
Verisk Analytics, Inc. ................................... United States 1,161 249,185
Wolters Kluwer NV .................................... Netherlands 4,634 494,081
5,856,790
Real Estate Management & Development 0.3%
a
CBRE Group, Inc., A ................................... United States 10,530 963,706
CK Asset Holdings Ltd. ................................. Hong Kong 30,500 208,482

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
a
Jones Lang LaSalle, Inc. ................................ United States 1,574 $ 376,910
LEG Immobilien SE .................................... Germany 3,864 440,084
1,989,182
Road & Rail 1.0%
AMERCO ........................................... United States 24 14,327
Canadian Pacific Railway Ltd. ............................ Canada 8,660 714,796
JB Hunt Transport Services, Inc. .......................... United States 4,324 868,216
Knight-Swift Transportation Holdings, Inc. ................... United States 5,298 267,337
Landstar System, Inc. .................................. United States 1,439 217,044
Nippon Express Holdings, Inc. ............................ Japan 3,200 219,870
Norfolk Southern Corp. ................................. United States 2,500 713,050
Old Dominion Freight Line, Inc. ........................... United States 2,118 632,604
Ryder System, Inc. .................................... United States 1,720 136,448
Schneider National, Inc., B .............................. United States 237 6,043
a
Uber Technologies, Inc. ................................. United States 4,038 144,076
Union Pacific Corp. .................................... United States 10,170 2,778,546
6,712,357
Semiconductors & Semiconductor Equipment 3.4%
a
Advanced Micro Devices, Inc. ............................ United States 3,432 375,255
Analog Devices, Inc. ................................... United States 9,000 1,486,620
Applied Materials, Inc. .................................. United States 3,344 440,739
ASML Holding NV ..................................... Netherlands 1,954 1,305,883
ASML Holding NV, NYRS ............................... Netherlands 1,622 1,083,382
Broadcom, Inc. ....................................... United States 391 246,205
Intel Corp. ........................................... United States 22,389 1,109,599
KLA Corp. ........................................... United States 955 349,587
Lam Research Corp. ................................... United States 588 316,115
Micron Technology, Inc. ................................. United States 17,919 1,395,711
Monolithic Power Systems, Inc. ........................... United States 2,185 1,061,211
NVIDIA Corp. ........................................ United States 8,997 2,454,921
NXP Semiconductors NV ............................... China 5,431 1,005,169
QUALCOMM, Inc. ..................................... United States 9,890 1,511,390
Skyworks Solutions, Inc. ................................ United States 1,167 155,538
STMicroelectronics NV ................................. Singapore 27,935 1,214,331
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 41,586 853,656
Teradyne, Inc. ........................................ United States 538 63,608
Texas Instruments, Inc. ................................. United States 27,010 4,955,795
Tokyo Electron Ltd. .................................... Japan 1,700 873,162
22,257,877
Software 5.2%
a
Adobe, Inc. .......................................... United States 1,468 668,850
a
AppLovin Corp., A ..................................... United States 1,100 60,577
a
Aspen Technology, Inc. ................................. United States 381 63,006
a
Atlassian Corp. plc, A .................................. United States 1,200 352,596
a
Autodesk, Inc. ........................................ United States 3,242 694,923
a
Avalara, Inc. ......................................... United States 3,680 366,197
AVEVA Group plc ..................................... United Kingdom 29,000 926,349
a
Bill.com Holdings, Inc. .................................. United States 4,400 997,876
a
Cadence Design Systems, Inc. ........................... United States 4,452 732,176
a
Check Point Software Technologies Ltd. .................... Israel 1,500 207,390
a
Crowdstrike Holdings, Inc., A ............................. United States 500 113,540
a
CyberArk Software Ltd. ................................. United States 8,900 1,501,875
a
Dropbox, Inc., A ...................................... United States 3,759 87,397
a
Fair Isaac Corp. ...................................... United States 355 165,593
a
Fortinet, Inc. ......................................... United States 569 194,450

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Gitlab , Inc., A ........................................ United States 500 $ 27,225
a
HashiCorp , Inc., A ..................................... United States 900 48,600
Intuit, Inc. ........................................... United States 5,821 2,798,970
a
Manhattan Associates, Inc. .............................. United States 768 106,529
Microsoft Corp. ....................................... United States 51,729 15,948,568
a
Nice Ltd., ADR ....................................... Israel 4,600 1,007,400
Oracle Corp. ......................................... United States 9,263 766,328
Oracle Corp. Japan .................................... Japan 2,000 138,611
a
Paycom Software, Inc. ................................. United States 700 242,466
a
Procore Technologies, Inc. .............................. United States 300 17,388
a
PTC, Inc. ........................................... United States 4,921 530,090
Sage Group plc (The) .................................. United Kingdom 9,117 83,543
a
salesforce.com, Inc. ................................... United States 2,353 499,589
a
ServiceNow , Inc. ...................................... United States 3,455 1,924,055
SimCorp A/S ......................................... Denmark 12,500 916,768
a
Synopsys, Inc. ....................................... United States 2,477 825,510
a
Teradata Corp. ....................................... United States 3,080 151,813
Trend Micro, Inc. ...................................... Japan 1,100 64,246
a
Tyler Technologies, Inc. ................................. United States 796 354,132
WiseTech Global Ltd. .................................. Australia 4,730 178,043
a
Workday, Inc., A ...................................... United States 3,220 771,061
a
Zoom Video Communications, Inc., A ...................... United States 582 68,228
34,601,958
Specialty Retail 0.9%
a
AutoNation, Inc. ...................................... United States 1,435 142,897
a
AutoZone, Inc. ....................................... United States 197 402,782
Bath & Body Works, Inc. ................................ United States 1,673 79,969
Best Buy Co., Inc. ..................................... United States 2,767 251,520
Dick's Sporting Goods, Inc. .............................. United States 2,161 216,143
Foot Locker, Inc. ...................................... United States 762 22,601
Home Depot, Inc. (The) ................................. United States 3,938 1,178,762
Kingfisher plc ........................................ United Kingdom 115,754 386,376
Lithia Motors, Inc., A ................................... United States 308 92,437
Lowe's Cos., Inc. ...................................... United States 6,091 1,231,539
a
O'Reilly Automotive, Inc. ................................ United States 627 429,470
Penske Automotive Group, Inc. ........................... United States 1,074 100,655
Ross Stores, Inc. ..................................... United States 7,000 633,220
Tractor Supply Co. .................................... United States 834 194,631
a
Ulta Beauty, Inc. ...................................... United States 231 91,989
a
Victoria's Secret & Co. ................................. United States 121 6,215
Williams-Sonoma, Inc. ................................. United States 2,336 338,720
5,799,926
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. .......................................... United States 53,257 9,299,205
Brother Industries Ltd. .................................. Japan 9,600 174,602
Canon, Inc. .......................................... Japan 12,400 302,275
a
Dell Technologies, Inc., C ............................... United States 379 19,022
Elecom Co. Ltd. ...................................... Japan 11,500 138,146
Hewlett Packard Enterprise Co. ........................... United States 9,024 150,791
HP, Inc. ............................................. United States 27,698 1,005,437
NetApp, Inc. ......................................... United States 1,519 126,077
Samsung Electronics Co. Ltd. ............................ South Korea 16,938 967,124
12,182,679
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group plc .................................... United Kingdom 3,007 65,647

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Carter's, Inc. ......................................... United States 277 $ 25,481
a
Deckers Outdoor Corp. ................................. United States 315 86,238
Hermes International ................................... France 467 661,057
a
Lululemon Athletica , Inc. ................................ United States 498 181,884
LVMH Moet Hennessy Louis Vuitton SE .................... France 420 299,836
NIKE, Inc., B ......................................... United States 16,752 2,254,149
Pandora A/S ......................................... Denmark 2,038 194,178
Swatch Group AG (The) ................................ Switzerland 1,163 63,286
Tapestry, Inc. ........................................ United States 2,197 81,619
3,913,375
Thrifts & Mortgage Finance 0.1%
Housing Development Finance Corp. Ltd. ................... India 21,075 657,650
MGIC Investment Corp. ................................. United States 10,476 141,950
New York Community Bancorp, Inc. ........................ United States 1,185 12,703
812,303
Tobacco 0.3%
Altria Group, Inc. ...................................... United States 9,569 499,980
British American Tobacco plc ............................. United Kingdom 5,342 224,366
Imperial Brands plc .................................... United Kingdom 37,413 788,156
Philip Morris International, Inc. ........................... United States 4,769 448,000
1,960,502
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 17,368 1,031,659
Ferguson plc ......................................... United States 3,807 515,811
ITOCHU Corp. ....................................... Japan 2,000 67,660
Marubeni Corp. ....................................... Japan 80,200 931,414
Mitsubishi Corp. ...................................... Japan 37,700 1,414,933
MSC Industrial Direct Co., Inc., A .......................... United States 285 24,285
Watsco , Inc. ......................................... United States 545 166,029
WW Grainger, Inc. ..................................... United States 1,639 845,380
4,997,171
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 2,719 450,076
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 22,600 741,070
a
T-Mobile US, Inc. ..................................... United States 692 88,818
829,888
Total Common Stocks (Cost $287,922,825) .....................................
383,869,738
Management Investment Companies 3.1%
Capital Markets 3.1%
Schwab U.S. TIPS ETF ................................. United States 219,598 13,331,795
a,c
Templeton Global Bond VIP Fund, Class 1 .................. United States 511,021 7,113,412
20,445,207
Total Management Investment Companies (Cost $21,720,257) ....................
20,445,207

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.1%
Automobiles 0.1%
d
Bayerische Motoren Werke AG, 2.74% ..................... Germany 3,425 $ 265,330
Health Care Equipment & Supplies 0.0%
†
d
Sartorius AG, 0.32% ................................... Germany 241 106,378
Total Preferred Stocks (Cost $444,350) .........................................
371,708
Principal
Amount
*
Corporate Bonds 10.1%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.5%, 3/01/39 ............................ United States 300,000 259,170
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 331,286
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 100,000 125,118
Raytheon Technologies Corp. , Senior Bond , 4.5% , 6/01/42 ......
United States 300,000 332,007
1,047,581
Air Freight & Logistics 0.1%
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 447,831
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 106,982
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 105,375
660,188
Airlines 0.1%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 525,000 528,463
Banks 1.6%
b
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 200,000 184,851
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 650,000 632,970
Bank of America Corp. , L , Sub. Bond , 4.183% , 11/25/27 ........
United States 960,000 979,952
b
BNP Paribas SA , Senior Bond , 144A, 3.052% to 1/13/30, FRN
thereafter , 1/13/31 ................................... France 200,000 187,441
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 700,000 642,536
Senior Bond, 3.057% to 1/25/32, FRN thereafter, 1/25/33 ..... United States 100,000 93,540
Senior Note, 3.352% to 4/24/24, FRN thereafter, 4/24/25 ...... United States 1,100,000 1,103,195
Credit Suisse Group Funding Guernsey Ltd. , Senior Note , 3.8% ,
9/15/22 ........................................... Switzerland 1,200,000 1,212,650
HSBC Holdings plc ,
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 200,000 177,755
Senior Note, 1.645% to 8/18/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 494,525
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 300,000 272,361
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,204,678
Sub. Bond, 2.956% to 5/13/30, FRN thereafter, 5/13/31 ....... United States 300,000 281,229
e
PNC Financial Services Group, Inc. (The) , T , Junior Sub. Bond , 3.4%
to 9/15/26, FRN thereafter , Perpetual ..................... United States 400,000 361,200
b
Standard Chartered plc , Senior Note , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 474,418
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 100,000 96,256
Truist Bank , Sub. Note , 2.25% , 3/11/30 .....................
United States 400,000 367,095
Truist Financial Corp. , Sub. Note , 3.875% , 3/19/29 ............
United States 860,000 877,417

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 500,000 $ 451,360
US Bancorp , Sub. Note , 3% , 7/30/29 .......................
United States 300,000 294,333
Wells Fargo & Co. , Senior Bond , 2.879% to 10/30/29, FRN
thereafter , 10/30/30 .................................. United States 200,000 190,307
10,580,069
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 100,000 111,374
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 426,484
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 250,000 316,913
Constellation Brands, Inc. , Senior Bond , 2.25% , 8/01/31 ........
United States 450,000 396,991
1,251,762
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 445,187
Senior Bond, 4.75%, 3/15/45 ........................... United States 300,000 327,877
Senior Bond, 4.25%, 11/21/49 .......................... United States 370,000 385,361
Amgen, Inc. , Senior Note , 2.45% , 2/21/30 ...................
United States 980,000 925,148
2,083,573
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ...........
United States 430,000 394,919
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 3.5%, 1/23/25 ............................ United States 425,000 428,826
Sub. Note, 4.25%, 10/21/25 ........................... United States 400,000 410,176
Morgan Stanley ,
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 1,060,000 1,064,181
Senior Bond, 3.622% to 4/01/30, FRN thereafter, 4/01/31 ..... United States 300,000 298,825
2,202,008
Chemicals 0.1%
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 400,000 445,192
b
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 93,389
538,581
Consumer Finance 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 200,000 179,661
Capital One Financial Corp. , Senior Note , 3.75% , 3/09/27 .......
United States 435,000 438,950
618,611
Containers & Packaging 0.0%
†
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 235,000 219,938
Diversified Financial Services 0.3%
b
CK Hutchison International 19 Ltd. , Senior Note , 144A, 3.25% ,
4/11/24 ........................................... United Kingdom 635,000 639,505
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 700,000 618,561

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services (continued)
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 $ 452,908
1,710,974
Diversified Telecommunication Services 0.3%
AT&T, Inc. , Senior Bond , 3.5% , 6/01/41 .....................
United States 525,000 484,740
Orange SA , Senior Bond , 8.75% , 3/01/31 ...................
France 300,000 417,401
Verizon Communications, Inc. ,
Senior Bond, 1.75%, 1/20/31 ........................... United States 200,000 174,652
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 186,089
b
Senior Bond, 144A, 2.355%, 3/15/32 ..................... United States 710,000 642,479
Senior Bond, 2.85%, 9/03/41 ........................... United States 400,000 353,266
2,258,627
Electric Utilities 0.6%
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 213,375
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 .............
United States 200,000 189,370
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 260,990
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 400,000 354,905
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 850,000 878,591
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 700,000 709,697
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 700,000 702,972
b
State Grid Overseas Investment BVI Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 600,000 605,108
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 232,946
4,147,954
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 600,000 627,908
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 491,968
b
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 410,000 417,732
909,700
Entertainment 0.1%
b
Magallanes, Inc. ,
Senior Bond, 144A, 5.05%, 3/15/42 ...................... United States 200,000 204,421
Senior Note, 144A, 4.054%, 3/15/29 ..................... United States 100,000 100,611
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 420,460
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 191,253
916,745
Equity Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 4.9% , 12/15/30
United States 50,000 55,347
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 329,867
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 100,000 93,042
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 595,000 592,150
1,070,406

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food & Staples Retailing 0.1%
Kroger Co. (The) , Senior Bond , 5.4% , 1/15/49 ................
United States 400,000 $ 481,534
Food Products 0.1%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 400,000 374,077
b
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 366,896
740,973
Health Care Equipment & Supplies 0.1%
STERIS Irish FinCo . UnLtd . Co. ,
Senior Bond, 3.75%, 3/15/51 ........................... United States 250,000 233,468
Senior Note, 2.7%, 3/15/31 ............................ United States 200,000 183,383
416,851
Health Care Providers & Services 0.5%
Anthem, Inc. , Senior Bond , 5.1% , 1/15/44 ...................
United States 400,000 462,736
Centene Corp. , Senior Note , 3% , 10/15/30 ..................
United States 450,000 414,005
Cigna Corp. ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 400,000 366,817
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 546,032
CVS Health Corp. ,
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 583,662
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 226,420
HCA, Inc. , Senior Secured Bond , 4.5% , 2/15/27 ..............
United States 408,000 421,998
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 600,000 562,003
3,583,673
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 650,000 596,876
Household Durables 0.1%
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 456,000 398,812
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 290,000 285,272
NVR, Inc. , Senior Bond , 3% , 5/15/30 .......................
United States 200,000 186,951
871,035
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 453,740
Independent Power and Renewable Electricity Producers 0.1%
b
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 200,000 202,436
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 200,000 185,704
388,140
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 700,000 802,845
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 534,127
Aon Corp. , Senior Note , 2.8% , 5/15/30 .....................
United States 500,000 476,924
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 800,000 735,398
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52 .
United States 200,000 204,770
Manulife Financial Corp. , Sub. Bond , 4.061% to 2/24/27, FRN
thereafter , 2/24/32 ................................... Canada 200,000 199,900

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 $ 290,451
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 250,000 270,450
b
Metropolitan Life Global Funding I , Secured Note , 144A, 3.6% ,
1/11/24 ........................................... United States 940,000 954,036
4,468,901
Interactive Media & Services 0.1%
b
Tencent Holdings Ltd. ,
Senior Note, 144A, 3.595%, 1/19/28 ..................... China 500,000 488,051
Senior Note, 144A, 2.39%, 6/03/30 ...................... China 500,000 445,127
933,178
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 4.2% , 12/06/47 .......
China 800,000 743,399
Amazon.com, Inc. , Senior Bond , 4.05% , 8/22/47 ..............
United States 500,000 545,574
1,288,973
IT Services 0.2%
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 650,000 575,793
Fiserv, Inc. ,
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 184,880
Senior Note, 3.5%, 7/01/29 ............................ United States 470,000 463,184
1,223,857
Life Sciences Tools & Services 0.0%
†
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .........
United States 50,000 49,282
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 195,214
244,496
Machinery 0.0%
†
Caterpillar, Inc. , Senior Note , 2.6% , 4/09/30 ..................
United States 300,000 292,965
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 315,979
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 100,000 82,958
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 324,605
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 519,574
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 100,000 113,485
Senior Note, 4.709%, 1/25/29 .......................... United States 400,000 427,511
1,784,112
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 358,418
Kohl's Corp. , Senior Bond , 3.375% , 5/01/31 .................
United States 400,000 386,777
745,195
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 200,000 247,014

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 1,050,000 $ 1,086,644
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 1,000,000 991,533
2,325,191
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Note , 144A, 3.75% , 1/15/30 ............. Norway 500,000 489,958
BP Capital Markets America, Inc. , Senior Note , 3.937% , 9/21/28 ..
United States 50,000 51,827
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.125% , 6/30/27 ..................................... United States 200,000 213,434
b
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 300,000 328,596
Energy Transfer LP , Senior Bond , 6.05% , 6/01/41 .............
United States 500,000 556,708
Enterprise Products Operating LLC ,
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 393,244
Senior Bond, 6.125%, 10/15/39 ......................... United States 700,000 846,723
Kinder Morgan, Inc. ,
Senior Bond, 5.55%, 6/01/45 ........................... United States 300,000 336,375
Senior Note, 4.3%, 3/01/28 ............................ United States 400,000 415,289
b
Lundin Energy Finance BV , Senior Bond , 144A, 3.1% , 7/15/31 ... Netherlands 300,000 278,297
MPLX LP ,
Senior Bond, 5.5%, 2/15/49 ............................ United States 325,000 361,028
Senior Note, 4.875%, 6/01/25 .......................... United States 100,000 103,708
Senior Note, 2.65%, 8/15/30 ........................... United States 400,000 367,104
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 176,498
b
Sinopec Group Overseas Development 2018 Ltd. , Senior Bond ,
144A, 3.35% , 5/13/50 ................................. China 200,000 168,286
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 500,000 520,226
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 7.85% ,
2/01/26 ........................................... United States 400,000 458,934
6,066,235
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 212,224
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 200,000 177,518
389,742
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 300,000 316,494
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 504,069
Royalty Pharma plc ,
Senior Note, 1.75%, 9/02/27 ........................... United States 100,000 90,926
Senior Note, 2.2%, 9/02/30 ............................ United States 200,000 175,161
Takeda Pharmaceutical Co. Ltd. ,
Senior Bond, 3.175%, 7/09/50 .......................... Japan 400,000 351,191
Senior Note, 5%, 11/26/28 ............................. Japan 300,000 325,670
1,763,511
Road & Rail 0.2%
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ...
United States 200,000 230,611
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 200,000 199,867

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Road & Rail (continued)
CSX Corp., (continued)
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 $ 603,838
1,034,316
Software 0.1%
Microsoft Corp. , Senior Note , 2.65% , 11/03/22 ................
United States 420,000 422,500
ServiceNow , Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 127,656
550,156
Specialty Retail 0.0%
†
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 100,000 104,428
AutoZone, Inc. , Senior Bond , 1.65% , 1/15/31 .................
United States 265,000 226,281
330,709
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 .....................
United States 300,000 258,909
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 575,000 524,567
783,476
Thrifts & Mortgage Finance 0.1%
b
BPCE SA , Sub. Bond , 144A, 5.15% , 7/21/24 ................. France 600,000 618,802
Radian Group, Inc. , Senior Note , 4.875% , 3/15/27 .............
United States 350,000 352,196
970,998
Tobacco 0.1%
b
Imperial Brands Finance plc ,
Senior Note, 144A, 4.25%, 7/21/25 ...................... United Kingdom 285,000 287,760
Senior Note, 144A, 3.5%, 7/26/26 ....................... United Kingdom 300,000 293,855
581,615
Wireless Telecommunication Services 0.2%
America Movil SAB de CV , Senior Bond , 3.625% , 4/22/29 .......
Mexico 300,000 302,048
b
Rogers Communications, Inc. , Senior Bond , 144A, 4.55% , 3/15/52 Canada 180,000 179,471
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 200,000 168,893
Senior Secured Note, 3.75%, 4/15/27 .................... United States 325,000 327,444
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 300,000 360,154
1,338,010
Total Corporate Bonds (Cost $69,698,979) ......................................
66,416,465
Foreign Government and Agency Securities 0.8%
b
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
f
500,000 474,896
b
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
f
300,000 303,273
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 500,000 422,680
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 263,868
b
Electricite de France SA , Senior Note , 144A, 4.5% , 9/21/28 ...... France 655,000 671,924
b
Export-Import Bank of India , Senior Bond , 144A, 3.25% , 1/15/30 .. India 200,000 189,794
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 . Indonesia 500,000 532,350
Mexico Government Bond , Senior Bond , 3.6% , 1/30/25 .........
Mexico 200,000 205,620

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Panama Notas del Tesoro , Senior Note , 3.75% , 4/17/26 ........
Panama 450,000 $ 452,700
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 197,573
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 188,800
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 253,511
Philippines Government Bond , Senior Bond , 3.95% , 1/20/40 .....
Philippines 310,000 307,728
b
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 200,000 208,224
Uruguay Government Bond ,
Senior Bond, 4.5%, 8/14/24 ............................ Uruguay 400,000 412,504
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 150,000 163,829
Total Foreign Government and Agency Securities (Cost $5,604,655) ...............
5,249,274
U.S. Government and Agency Securities 18.2%
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 705,000 796,678
1.125%, 8/15/40 ..................................... United States 332,000 260,529
1.375%, 11/15/40 .................................... United States 1,971,000 1,612,832
2.75%, 8/15/42 ..................................... United States 50,000 50,891
2.875%, 5/15/43 ..................................... United States 3,370,000 3,492,097
3.125%, 8/15/44 ..................................... United States 725,000 784,614
2.5%, 5/15/46 ...................................... United States 5,102,000 5,004,046
2.25%, 8/15/46 ..................................... United States 5,575,000 5,220,029
3.375%, 11/15/48 .................................... United States 3,300,000 3,867,574
3%, 2/15/49 ........................................ United States 1,713,000 1,884,768
2.25%, 8/15/49 ..................................... United States 150,000 142,817
1.25%, 5/15/50 ..................................... United States 990,000 739,638
1.375%, 8/15/50 ..................................... United States 70,000 53,955
2.375%, 5/15/51 ..................................... United States 1,794,000 1,760,117
2%, 8/15/51 ........................................ United States 480,000 433,200
U.S. Treasury Notes ,
1.75%, 5/15/22 ..................................... United States 6,080,000 6,090,809
1.875%, 5/31/22 ..................................... United States 1,465,000 1,468,444
1.5%, 3/31/23 ...................................... United States 465,000 463,933
2.75%, 11/15/23 ..................................... United States 1,320,000 1,331,370
2.125%, 11/30/23 .................................... United States 1,120,000 1,118,666
2.125%, 3/31/24 ..................................... United States 17,000,000 16,932,266
2%, 4/30/24 ........................................ United States 1,345,000 1,334,965
2.5%, 5/15/24 ...................................... United States 5,710,000 5,723,271
2%, 5/31/24 ........................................ United States 1,705,000 1,690,947
2%, 6/30/24 ........................................ United States 2,255,000 2,234,740
1.75%, 7/31/24 ..................................... United States 13,225,000 13,020,942
2.375%, 8/15/24 ..................................... United States 1,640,000 1,636,925
1.25%, 8/31/24 ..................................... United States 700,000 680,312
1.5%, 10/31/24 ..................................... United States 2,920,000 2,849,395
1.5%, 11/30/24 ...................................... United States 510,000 496,911
0.25%, 6/30/25 ..................................... United States 600,000 557,520
0.25%, 9/30/25 ..................................... United States 310,000 286,417
0.375%, 11/30/25 .................................... United States 5,143,000 4,755,768
0.375%, 1/31/26 ..................................... United States 7,580,000 6,985,296
0.875%, 6/30/26 ..................................... United States 975,000 910,806
1.875%, 7/31/26 ..................................... United States 389,000 379,100
1.25%, 12/31/26 ..................................... United States 650,000 614,225
2.375%, 5/15/27 ..................................... United States 3,140,000 3,127,244
0.5%, 6/30/27 ...................................... United States 8,585,000 7,760,538
2.25%, 11/15/27 ..................................... United States 5,000,000 4,943,555
1.25%, 4/30/28 ..................................... United States 1,700,000 1,583,988

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.125%, 11/15/28 .................................... United States 320,000 $ 333,250
1.625%, 8/15/29 ..................................... United States 2,565,000 2,433,093
0.625%, 8/15/30 ..................................... United States 1,550,000 1,346,774
1.25%, 8/15/31 ..................................... United States 900,000 818,367
1.375%, 11/15/31 .................................... United States 600,000 550,688
Total U.S. Government and Agency Securities (Cost $129,845,658) ................
120,564,310
Asset-Backed Securities 0.3%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 424,415 381,100
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 76,256 71,227
2019-2, A, 2.9%, 5/01/28 .............................. United States 186,017 169,227
2020-1, B, 4.875%, 7/15/27 ............................ United States 259,200 256,183
877,737
a a a a a a
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 . ........................................... United States 600,000 602,545
Diversified Financial Services 0.1%
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 457,416
Total Asset-Backed Securities (Cost $2,001,518) ................................
1,937,698
Commercial Mortgage-Backed Securities 0.3%
Diversified Financial Services 0.3%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ....................
United States 210,000 197,321
Benchmark Mortgage Trust ,
2021-B31, A5, 2.669%, 12/15/54 ........................ United States 210,000 198,754
g
2022-B32, A5, FRN, 3.002%, 1/15/55 ..................... United States 420,000 408,596
b,h
BX Commercial Mortgage Trust ,
2019-XL, A, 144A, FRN, 1.317%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 325,353 324,152
2021-VOLT, B, 144A, FRN, 1.347%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 250,000 245,045
2022-LP2, A, 144A, FRN, 1.318%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 230,000 225,775
b,h
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 1.086% , ( 1-month
USD LIBOR + 0.689% ), 10/15/36 ........................ United States 230,000 225,772
1,825,415
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,864,865) .................
1,825,415
Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.3%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 .................. United States 425,425 449,203
i
FHLMC Pool, 15 Year, 2.5%, 4/01/37 ....................... United States 506,000 501,003
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 52,406 52,953
i
FHLMC Pool, 30 Year, 3%, 4/01/52 ........................ United States 307,000 300,737
FHLMC Pool, 30 Year, 3%, 3/01/50 ........................ United States 2,250,024 2,211,774
FHLMC Pool, 30 Year, 3.5%, 4/01/50 ....................... United States 1,538,609 1,559,287
FHLMC Pool, 30 Year, 3.5%, 2/01/47 ....................... United States 2,042,637 2,080,553
FHLMC Pool, 30 Year, 4%, 5/01/47 - 9/01/49 ................. United States 966,053 1,004,743

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4.5%, 10/01/48 ...................... United States 447,369 $ 472,025
8,632,278
Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
FNMA, 15 Year, 1.5%, 1/01/37 ........................... United States 537,779 510,798
FNMA, 15 Year, 2%, 8/01/36 - 2/01/37 ...................... United States 2,802,594 2,726,183
FNMA, 15 Year, 2.5%, 7/01/36 ........................... United States 943,238 933,923
FNMA, 30 Year, 2%, 5/01/51 - 10/01/51 ..................... United States 3,256,647 3,031,253
FNMA, 30 Year, 2.5%, 9/01/51 - 2/01/52 .................... United States 4,179,422 3,994,303
FNMA, 30 Year, 3%, 8/01/50 - 9/01/51 ...................... United States 1,766,180 1,731,893
FNMA, 30 Year, 3.5%, 6/01/49 ........................... United States 330,903 336,215
FNMA, 30 Year, 4%, 8/01/49 - 1/01/50 ...................... United States 1,257,538 1,303,014
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 919,567 961,269
15,528,851
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA II, Single-family, 30 Year, 2%, 6/20/51 - 8/20/51 ......... United States 738,828 705,845
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 - 7/20/51 ........ United States 1,547,856 1,503,772
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 942,891 934,530
3,144,147
Total Mortgage-Backed Securities (Cost $29,046,593) ............................
27,305,276
Municipal Bonds 0.8%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 235,889
California 0.4%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 65,000 60,785
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 55,000 51,018
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 40,000 36,879
California State University , Revenue , 2021 B , Refunding , 2.719% ,
11/01/52 .......................................... United States 200,000 168,922
Clovis Unified School District , GO , 2021 B , Refunding , 3.067% ,
8/01/39 ........................................... United States 1,045,000 963,115
Foothill-Eastern Transportation Corridor Agency , Revenue , 2019 A ,
Refunding , 4.094% , 1/15/49 ............................ United States 35,000 35,006
Gilroy Unified School District , GO , 2019 , Refunding , 3.364% , 8/01/47
United States 140,000 140,175
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 422,582
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 240,752
State of California , GO , 2.5% , 10/01/29 .....................
United States 500,000 479,382
2,598,616
Florida 0.1%
County of Broward , Airport System , Revenue , 2019 C , Refunding ,
3.477% , 10/01/43 .................................... United States 70,000 66,046
County of Sarasota , Half-Cent Sales Tax , Revenue , 2020 , 5% ,
10/01/34 .......................................... United States 500,000 596,631
662,677

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.0%
†
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ...................
United States 125,000 $ 133,008
Massachusetts 0.0%
†
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 3.373% , 5/01/43 ............................ United States 230,000 215,429
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 95,000 97,179
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 161,689
Pennsylvania 0.1%
Commonwealth Financing Authority , Revenue , 2021 A , 2.991% ,
6/01/42 ........................................... United States 625,000 566,861
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 250,000 228,123
794,984
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 335,000 397,797
Total Municipal Bonds (Cost $5,695,485) .......................................
5,297,268
Total Long Term Investments (Cost $553,845,185) ...............................
633,282,359
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a a
Money Market Funds 3.1%
c,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 20,794,190 20,794,190
Total Money Market Funds (Cost $20,794,190) ..................................
20,794,190
Total Short Term Investments (Cost $20,794,190 ) ................................
20,794,190
a
Total Investments (Cost $574,639,375) 99.0% ...................................
$654,076,549
Other Assets, less Liabilities 1.0% .............................................
6,476,363
Net Assets 100.0% ...........................................................
$660,552,912
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $21,924,329, representing 3.3% of net assets.
c
See Note 9 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
Perpetual security with no stated maturity date.
f
A supranational organization is an entity formed by two or more central governments through international treaties.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 3.
See Abbreviations on page 166 .
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 55 $ 12,459,562 6/17/22 $ 794,801
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 60 7,372,500 6/21/22 214,786
U.S. Treasury 10 Year Notes .................... Long 33 4,054,875 6/21/22 (85,167)
U.S. Treasury 5 Year Notes ..................... Long 9 1,032,188 6/30/22 (28,169)
U.S. Treasury Long Bonds ..................... Short 20 3,001,250 6/21/22 76,203
U.S. Treasury Ultra Bonds ...................... Long 1 177,125 6/21/22 (5,431)
Total Futures Contracts ...................................................................... $967,023
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 575,000 $ 5,165 $ 1,411 $ 3,754 BBB
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 325,000 (30,519) (26,203) (4,316) BB+
Total OTC Swap Contracts .............................................. $(25,354) $(24,792) $(562)
Total Credit Default Swap Contracts .................................... $(25,354) $ (24,792) $(562)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin DynaTech VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 0.7%
a
Axon Enterprise, Inc. ................................... United States 4,287 $ 590,448
HEICO Corp. ........................................ United States 2,009 308,462
898,910
Automobiles 3.0%
a
Tesla, Inc. ........................................... United States 3,541 3,815,782
Banks 0.6%
a
SVB Financial Group ................................... United States 1,473 824,070
Biotechnology 0.4%
a
Argenx SE .......................................... Netherlands 1,339 418,991
a
Intellia Therapeutics, Inc. ................................ United States 2,143 155,732
574,723
Capital Markets 2.9%
CME Group, Inc. ...................................... United States 1,365 324,679
FactSet Research Systems, Inc. .......................... United States 441 191,460
Moody's Corp. ........................................ United States 1,877 633,319
MSCI, Inc. ........................................... United States 2,679 1,347,215
Tradeweb Markets, Inc., A ............................... United States 13,396 1,177,107
3,673,780
Chemicals 0.8%
Corteva , Inc. ......................................... United States 6,365 365,860
FMC Corp. .......................................... United States 1,296 170,515
Linde plc ............................................ United Kingdom 1,588 506,787
1,043,162
Construction & Engineering 0.3%
Quanta Services, Inc. .................................. United States 2,720 357,979
Electric Utilities 1.2%
NextEra Energy, Inc. ................................... United States 18,755 1,588,736
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., A .................................... United States 10,717 807,526
Keyence Corp. ....................................... Japan 1,071 496,687
a
Keysight Technologies, Inc. .............................. United States 1,607 253,858
a
Trimble, Inc. ......................................... United States 1,473 106,262
a
Zebra Technologies Corp., A ............................. United States 1,075 444,727
2,109,060
Energy Equipment & Services 0.4%
Baker Hughes Co. ..................................... United States 12,744 464,009
Entertainment 0.7%
a
Sea Ltd., ADR ........................................ Taiwan 7,508 899,383
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International Corp. .......................... United States 1,071 197,707
SBA Communications Corp. ............................. United States 2,679 921,844
1,119,551
Health Care Equipment & Supplies 6.8%
Abbott Laboratories .................................... United States 8,842 1,046,539
a
Dexcom , Inc. ......................................... United States 1,339 685,032
a
Edwards Lifesciences Corp. ............................. United States 7,502 883,136
a
IDEXX Laboratories, Inc. ................................ United States 3,883 2,124,234
a
Insulet Corp. ......................................... United States 1,741 463,785
a
Intuitive Surgical, Inc. .................................. United States 5,090 1,535,551

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
STERIS plc .......................................... United States 5,358 $ 1,295,404
Stryker Corp. ........................................ United States 2,679 716,231
8,749,912
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc. ................................ United States 2,679 1,366,210
Health Care Technology 1.8%
a
Doximity , Inc., A ...................................... United States 1,528 79,593
a
Inspire Medical Systems, Inc. ............................ United States 4,287 1,100,430
a
Veeva Systems, Inc., A ................................. United States 5,110 1,085,671
2,265,694
Hotels, Restaurants & Leisure 1.0%
a
Airbnb, Inc., A ........................................ United States 4,287 736,335
a
Booking Holdings, Inc. ................................. United States 214 502,569
1,238,904
Industrial Conglomerates 1.0%
Roper Technologies, Inc. ................................ United States 2,679 1,265,104
Interactive Media & Services 6.3%
a
Alphabet, Inc., A ...................................... United States 1,607 4,469,629
a
Alphabet, Inc., C ...................................... United States 535 1,494,250
a
Match Group, Inc. ..................................... United States 2,143 233,030
a
Meta Platforms, Inc., A ................................. United States 2,679 595,702
Tencent Holdings Ltd. .................................. China 2,716 125,193
a
ZoomInfo Technologies, Inc., A ........................... United States 18,755 1,120,424
8,038,228
Internet & Direct Marketing Retail 7.8%
a
Amazon.com, Inc. ..................................... United States 2,679 8,733,405
a
JD.com, Inc., A ....................................... China 269 7,644
a
MercadoLibre , Inc. .................................... Brazil 1,018 1,210,890
9,951,939
IT Services 9.2%
Accenture plc, A ...................................... United States 348 117,356
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,071 2,121,612
a
Cloudflare , Inc., A ..................................... United States 544 65,117
a
Endava plc, ADR ...................................... United Kingdom 1,875 249,431
a
EPAM Systems, Inc. ................................... United States 1,056 313,220
a
Globant SA .......................................... United States 1,339 350,912
Mastercard , Inc., A .................................... United States 8,708 3,112,065
a
MongoDB, Inc. ....................................... United States 3,761 1,668,342
a
Okta , Inc. ........................................... United States 1,071 161,678
a
Shopify, Inc., A ....................................... Canada 2,143 1,449,184
a
Snowflake, Inc., A ..................................... United States 2,679 613,839
a
Thoughtworks Holding, Inc. .............................. United States 2,935 61,077
a
Twilio , Inc., A ......................................... United States 2,143 353,188
Visa, Inc., A .......................................... United States 5,358 1,188,244
11,825,265
Life Sciences Tools & Services 7.3%
a
Bio-Rad Laboratories, Inc., A ............................. United States 1,071 603,219
Bio- Techne Corp. ..................................... United States 535 231,676
Bruker Corp. ......................................... United States 1,875 120,563
Danaher Corp. ....................................... United States 10,717 3,143,618
a
Evotec SE ........................................... Germany 2,947 88,695

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Evotec SE, ADR ...................................... Germany 4,287 $ 64,862
a
Illumina, Inc. ......................................... United States 547 191,122
Lonza Group AG ...................................... Switzerland 1,071 776,051
a
Repligen Corp. ....................................... United States 5,358 1,007,786
Thermo Fisher Scientific, Inc. ............................ United States 5,358 3,164,703
9,392,295
Media 0.0%
†
a
Liberty Broadband Corp., A .............................. United States 446 58,453
Pharmaceuticals 1.8%
AstraZeneca plc, ADR .................................. United Kingdom 3,947 261,844
a
Catalent , Inc. ........................................ United States 10,181 1,129,073
Zoetis, Inc. .......................................... United States 4,822 909,381
2,300,298
Professional Services 0.3%
a
CoStar Group, Inc. .................................... United States 5,358 356,896
Semiconductors & Semiconductor Equipment 14.1%
a
Advanced Micro Devices, Inc. ............................ United States 7,481 817,972
Analog Devices, Inc. ................................... United States 9,253 1,528,411
ASM International NV .................................. Netherlands 803 292,437
ASML Holding NV, NYRS ............................... Netherlands 4,019 2,684,411
Entegris , Inc. ......................................... United States 5,358 703,291
a,c
GLOBALFOUNDRIES, Inc. .............................. United States 6,503 405,917
Intel Corp. ........................................... United States 4,019 199,182
KLA Corp. ........................................... United States 2,679 980,675
Lam Research Corp. ................................... United States 2,679 1,440,257
Marvell Technology, Inc. ................................ United States 4,580 328,432
Monolithic Power Systems, Inc. ........................... United States 2,679 1,301,137
NVIDIA Corp. ........................................ United States 21,435 5,848,754
a
SiTime Corp. ......................................... United States 2,679 663,910
Teradyne, Inc. ........................................ United States 6,966 823,590
18,018,376
Software 25.1%
a
Adobe, Inc. .......................................... United States 2,405 1,095,766
a
ANSYS, Inc. ......................................... United States 3,215 1,021,245
a
Aspen Technology, Inc. ................................. United States 1,875 310,069
a
Atlassian Corp. plc, A .................................. United States 5,894 1,731,834
a
Avalara, Inc. ......................................... United States 5,358 533,175
a
Bill.com Holdings, Inc. .................................. United States 2,143 486,011
a
Cadence Design Systems, Inc. ........................... United States 11,253 1,850,668
a
Crowdstrike Holdings, Inc., A ............................. United States 3,215 730,062
a
CS Disco, Inc. ........................................ United States 535 18,174
a
Datadog , Inc., A ...................................... United States 8,038 1,217,516
a
Descartes Systems Group, Inc. (The) ...................... Canada 1,875 137,362
a
Fortinet, Inc. ......................................... United States 1,607 549,176
a
HubSpot , Inc. ........................................ United States 4,554 2,162,877
Intuit, Inc. ........................................... United States 5,492 2,640,773
Microsoft Corp. ....................................... United States 21,435 6,608,625
a
Palo Alto Networks, Inc. ................................ United States 1,341 834,786
a
Paycom Software, Inc. ................................. United States 991 343,262
a
Procore Technologies, Inc. .............................. United States 6,430 372,683
a
salesforce.com, Inc. ................................... United States 7,502 1,592,825
a
SentinelOne , Inc., A ................................... United States 1,339 51,873
a
ServiceNow , Inc. ...................................... United States 5,894 3,282,310
a
Synopsys, Inc. ....................................... United States 6,698 2,232,242

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Tyler Technologies, Inc. ................................. United States 1,607 $ 714,938
a
Workday, Inc., A ...................................... United States 5,626 1,347,202
a
Zscaler , Inc. ......................................... United States 1,071 258,411
32,123,865
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc. .......................................... United States 10,753 1,877,581
Trading Companies & Distributors 0.2%
Fastenal Co. ......................................... United States 3,483 206,890
Total Common Stocks (Cost $83,188,448) ......................................
126,405,055
Short Term Investments 1.7%
a a
Country Shares
a
Value
a
Money Market Funds 1.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,728,681 1,728,681
Total Money Market Funds (Cost $1,728,681) ...................................
1,728,681
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 417,240 417,240
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $417,240) .............................................................
417,240
Total Short Term Investments (Cost $2,145,921 ) .................................
2,145,921
a
Total Investments (Cost $85,334,369) 100.5% ...................................
$128,550,976
Other Assets, less Liabilities (0.5)% ...........................................
(657,618)
Net Assets 100.0% ...........................................................
$127,893,358
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$2,121,612, representing 1.7% of net assets.
c
A portion or all of the security is on loan at March 31, 2022.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Global Real Estate VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 23,145 $ 1,113,990
Equity Real Estate Investment Trusts (REITs) 81.7%
Aedifica SA .......................................... Belgium 11,106 1,396,832
Alexandria Real Estate Equities, Inc. ....................... United States 18,855 3,794,569
Allied Properties Real Estate Investment Trust ................ Canada 34,529 1,287,812
American Assets Trust, Inc. .............................. United States 17,870 677,094
American Homes 4 Rent, A .............................. United States 86,834 3,475,965
Americold Realty Trust ................................. United States 29,539 823,547
AvalonBay Communities, Inc. ............................ United States 21,340 5,300,216
Camden Property Trust ................................. United States 24,486 4,069,573
Canadian Apartment Properties REIT ...................... Canada 47,856 2,053,569
Capital & Counties Properties plc ......................... United Kingdom 507,812 1,158,888
CapitaLand Integrated Commercial Trust .................... Singapore 968,320 1,601,930
City Office REIT, Inc. ................................... United States 19,445 343,399
Cousins Properties, Inc. ................................ United States 54,661 2,202,292
Derwent London plc ................................... United Kingdom 38,258 1,606,051
Dexus .............................................. Australia 173,124 1,413,249
Equinix , Inc. ......................................... United States 7,550 5,599,231
Equity LifeStyle Properties, Inc. ........................... United States 34,469 2,636,189
First Industrial Realty Trust, Inc. .......................... United States 26,725 1,654,545
Gecina SA .......................................... France 13,322 1,679,177
GLP J- Reit .......................................... Japan 1,107 1,682,296
Goodman Group ...................................... Australia 164,861 2,802,250
GPT Group (The) ..................................... Australia 356,261 1,374,301
H&R Real Estate Investment Trust ........................ Canada 84,000 876,785
Healthcare Realty Trust, Inc. ............................. United States 28,950 795,546
Healthpeak Properties, Inc. .............................. United States 109,270 3,751,239
Host Hotels & Resorts, Inc. .............................. United States 100,792 1,958,389
Japan Hotel REIT Investment Corp. ........................ Japan 2,432 1,240,048
Kenedix Office Investment Corp. .......................... Japan 260 1,556,761
Kilroy Realty Corp. .................................... United States 21,592 1,650,061
Life Storage, Inc. ...................................... United States 9,906 1,391,100
Link REIT ........................................... Hong Kong 183,119 1,559,494
Mapletree Logistics Trust ............................... Singapore 1,164,837 1,582,925
MGM Growth Properties LLC, A ........................... United States 42,274 1,636,004
NETSTREIT Corp. .................................... United States 56,577 1,269,588
Nippon Building Fund, Inc. .............................. Japan 172 975,846
NTT UD REIT Investment Corp. .......................... Japan 994 1,313,593
Orix JREIT, Inc. ....................................... Japan 872 1,182,693
Prologis, Inc. ......................................... United States 67,217 10,854,201
Public Storage ....................................... United States 16,021 6,252,676
Realty Income Corp. ................................... United States 61,187 4,240,259
Regency Centers Corp. ................................. United States 47,199 3,367,177
Rexford Industrial Realty, Inc. ............................ United States 44,022 3,283,601
RPT Realty .......................................... United States 50,107 689,973
b
Ryman Hospitality Properties, Inc. ......................... United States 15,938 1,478,568
SBA Communications Corp. ............................. United States 3,308 1,138,283
Segro plc ........................................... United Kingdom 200,515 3,525,132
Simon Property Group, Inc. .............................. United States 16,163 2,126,404
Spirit Realty Capital, Inc. ................................ United States 46,625 2,145,682
UDR, Inc. ........................................... United States 71,307 4,090,883
UNITE Group plc (The) ................................. United Kingdom 75,617 1,145,491
Welltower , Inc. ....................................... United States 46,689 4,488,680
120,200,057
Real Estate Management & Development 16.2%
Aroundtown SA ....................................... Germany 232,003 1,325,931

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
b
Capitaland Investment Ltd. .............................. Singapore 682,568 $ 1,999,975
Castellum AB ........................................ Sweden 53,469 1,319,813
a
CTP NV, 144A, Reg S .................................. Netherlands 40,772 682,647
Fabege AB .......................................... Sweden 46,362 684,449
b
Fastighets AB Balder, B ................................. Sweden 32,320 2,127,432
Grainger plc ......................................... United Kingdom 438,001 1,670,571
Hang Lung Properties Ltd. ............................... Hong Kong 451,308 909,652
Mitsui Fudosan Co. Ltd. ................................ Japan 155,890 3,336,819
New World Development Co. Ltd. ......................... Hong Kong 184,872 750,058
Nomura Real Estate Holdings, Inc. ........................ Japan 58,903 1,410,845
Shurgard Self Storage SA ............................... Belgium 18,764 1,162,289
Sun Hung Kai Properties Ltd. ............................ Hong Kong 170,833 2,032,496
Vonovia SE .......................................... Germany 95,143 4,435,257
23,848,234
Total Common Stocks (Cost $93,421,591) ......................................
145,162,281
Short Term Investments 0.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value
$580,360)
BNP Paribas Securities Corp. (Maturity Value $336,151)
Deutsche Bank Securities, Inc. (Maturity Value $29,070)
HSBC Securities (USA), Inc. (Maturity Value $215,139)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
10/20/40 - 2/20/52 and U.S. Treasury Notes, 0.13% - 2.63%,
6/30/23 (valued at $592,253) ........................... 580,357 580,357
Total Repurchase Agreements (Cost $580,357) ..................................
580,357
Total Short Term Investments (Cost $580,357 ) ..................................
580,357
a
Total Investments (Cost $94,001,948) 99.1% ....................................
$145,742,638
Other Assets, less Liabilities 0.9% .............................................
1,295,831
Net Assets 100.0% ...........................................................
$147,038,469
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $1,796,637, representing 1.2% of net assets.
b
Non-income producing.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Growth and Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.7%
Aerospace & Defense 3.5%
L3Harris Technologies, Inc. .............................. United States 880 $ 218,654
Lockheed Martin Corp. ................................. United States 285 125,799
Raytheon Technologies Corp. ............................ United States 12,150 1,203,700
1,548,153
Air Freight & Logistics 2.7%
United Parcel Service, Inc., B ............................ United States 5,470 1,173,096
Banks 7.3%
Bank of America Corp. ................................. United States 29,960 1,234,951
JPMorgan Chase & Co. ................................. United States 11,280 1,537,690
Truist Financial Corp. .................................. United States 8,240 467,208
3,239,849
Beverages 3.9%
Coca-Cola Co. (The) ................................... United States 12,065 748,030
PepsiCo, Inc. ........................................ United States 5,680 950,718
1,698,748
Capital Markets 6.5%
Ares Management Corp. ................................ United States 9,580 778,184
BlackRock, Inc. ....................................... United States 895 683,932
Morgan Stanley ....................................... United States 16,025 1,400,585
2,862,701
Chemicals 3.2%
BASF SE ........................................... Germany 6,095 347,831
Huntsman Corp. ...................................... United States 17,525 657,363
Linde plc ............................................ United Kingdom 510 162,909
Sherwin-Williams Co. (The) .............................. United States 880 219,666
1,387,769
Commercial Services & Supplies 1.5%
Republic Services, Inc. ................................. United States 4,915 651,238
Communications Equipment 1.4%
Cisco Systems, Inc. ................................... United States 11,245 627,021
Consumer Finance 0.5%
American Express Co. ................................. United States 1,160 216,920
Diversified Financial Services 1.6%
Apollo Global Management, Inc. .......................... United States 11,150 691,189
Diversified Telecommunication Services 0.4%
TELUS Corp. ........................................ Canada 7,430 194,092
Electric Utilities 6.3%
Duke Energy Corp. .................................... United States 10,915 1,218,769
Entergy Corp. ........................................ United States 3,155 368,346
Evergy , Inc. .......................................... United States 1,315 89,867
NextEra Energy, Inc. ................................... United States 11,885 1,006,779
Xcel Energy, Inc. ...................................... United States 1,600 115,472
2,799,233
Electrical Equipment 2.2%
Eaton Corp. plc ....................................... United States 4,720 716,307
Emerson Electric Co. .................................. United States 2,720 266,696
983,003

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 2.5%
Healthpeak Properties, Inc. .............................. United States 12,610 $ 432,901
Prologis, Inc. ......................................... United States 3,100 500,588
Public Storage ....................................... United States 480 187,335
1,120,824
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 3,540 527,177
Food Products 0.8%
Mondelez International, Inc., A ............................ United States 5,910 371,030
Health Care Equipment & Supplies 2.8%
Medtronic plc ........................................ United States 11,260 1,249,297
Health Care Providers & Services 3.3%
HCA Healthcare, Inc. ................................... United States 3,021 757,123
UnitedHealth Group, Inc. ................................ United States 1,400 713,958
1,471,081
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp. ..................................... United States 2,685 663,947
Household Products 2.7%
Procter & Gamble Co. (The) ............................. United States 7,865 1,201,772
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 1,385 241,821
IT Services 0.9%
Fidelity National Information Services, Inc. ................... United States 1,725 173,224
Visa, Inc., A .......................................... United States 1,040 230,641
403,865
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc. ............................ United States 776 458,344
Machinery 1.3%
Illinois Tool Works, Inc. ................................. United States 1,180 247,092
Stanley Black & Decker, Inc. ............................. United States 2,331 325,786
572,878
Media 0.7%
Comcast Corp., A ..................................... United States 6,845 320,483
Multiline Retail 2.6%
Target Corp. ......................................... United States 5,300 1,124,766
Oil, Gas & Consumable Fuels 7.8%
Canadian Natural Resources Ltd. ......................... Canada 4,490 278,290
Chevron Corp. ....................................... United States 7,640 1,244,021
EOG Resources, Inc. .................................. United States 4,060 484,074
Shell plc, ADR ........................................ Netherlands 13,320 731,668
Suncor Energy, Inc. .................................... Canada 21,640 705,247
3,443,300
Pharmaceuticals 4.3%
Johnson & Johnson ................................... United States 8,770 1,554,307
Pfizer, Inc. ........................................... United States 6,550 339,094
1,893,401
Road & Rail 0.9%
Norfolk Southern Corp. ................................. United States 1,351 385,332

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.8%
Broadcom, Inc. ....................................... United States 500 $ 314,840
Texas Instruments, Inc. ................................. United States 2,525 463,287
778,127
Software 1.8%
Microsoft Corp. ....................................... United States 205 63,203
Oracle Corp. ......................................... United States 8,860 732,988
796,191
Specialty Retail 2.2%
Lowe's Cos., Inc. ...................................... United States 2,900 586,351
TJX Cos., Inc. (The) ................................... United States 6,360 385,289
971,640
Total Common Stocks (Cost $21,683,846) ......................................
36,068,288
Equity-Linked Securities 8.8%
Banks 0.7%
a
BNP Paribas Issuance BV into Bank of America Corp., 144A, 6%,
11/08/22 .......................................... United States 7,200 303,224
Consumer Finance 0.7%
a
BNP Paribas Issuance BV into American Express Co., 144A, 6.25%,
1/27/23 ........................................... United States 1,700 303,124
Electrical Equipment 0.5%
a
Royal Bank of Canada into Eaton Corp. plc, 144A, 5.75%, 8/26/22 United States 1,600 245,448
Health Care Providers & Services 0.8%
a
Royal Bank of Canada into HC A Healthcare, Inc., Senior Note , 144A,
6%, 7/15/22 ........................................ United States 1,640 372,819
Internet & Direct Marketing Retail 0.9%
a
Credit Suisse AG into Amazon.com, Inc., 144A, 5%, 4/22/22 ..... United States 120 392,305
IT Services 0.3%
a
Royal Bank of Canada into Fidelity National Information Services,
Inc., 144A, 5%, 5/27/22 ............................... United States 1,340 135,928
Life Sciences Tools & Services 0.7%
a
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 4.5%,
8/05/22 ........................................... United States 540 302,221
Multiline Retail 0.8%
a
Goldman Sachs International Bank into Dollar Tree, Inc., 144A,
7.5%, 7/08/22 ...................................... United States 2,300 338,717
Oil, Gas & Consumable Fuels 0.7%
a
Goldman Sachs International Bank into Canadian Natural Resources
Ltd., 144A, 9.5%, 12/30/22 ............................. Canada 6,200 304,846
Road & Rail 0.8%
a
Credit Suisse AG into Norfolk Southern Corp., 144A, 6%, 11/18/22 United States 1,200 342,166
Software 1.2%
a
Citigroup Global Markets Holdings, Inc. into salesforce.com, Inc.,
144A, 5%, 8/19/22 ................................... United States 1,280 275,444
a
Royal Bank of Canada into Microsoft Corp., 144A, 6%, 12/16/22 .. United States 900 282,404
557,848

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Specialty Retail 0.7%
a
BNP Paribas Issuance BV into TJX Cos., Inc. (The), 144A, 5.75%,
9/30/22 ........................................... United States 4,900 $ 301,236
Total Equity-Linked Securities (Cost $3,957,172) ................................
3,899,882
Convertible Preferred Stocks 8.0%
Capital Markets 1.5%
b
KKR & Co., Inc., 6%, C ................................. United States 9,215 684,767
Health Care Equipment & Supplies 2.4%
b
Becton Dickinson and Co., 6%, B ......................... United States 7,040 371,853
Boston Scientific Corp., 5.5%, A .......................... United States 5,745 668,948
1,040,801
Life Sciences Tools & Services 1.5%
b
Danaher Corp., 5%, B .................................. United States 422 666,439
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc., 8%, A .................................. United States 375 736,181
Water Utilities 0.9%
Essential Utilities, Inc., 6% .............................. United States 6,250 382,437
Total Convertible Preferred Stocks (Cost $3,165,866) ............................
3,510,625
Total Long Term Investments (Cost $28,806,884) ................................
43,478,795
a
Short Term Investments 4.2%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.0%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value
$422,322)
BNP Paribas Securities Corp. (Maturity Value $244,613)
Deutsche Bank Securities, Inc. (Maturity Value $21,154)
HSBC Securities (USA), Inc. (Maturity Value $156,555)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
10/20/40 - 2/20/52 and U.S. Treasury Notes, 0.13% - 2.63%,
6/30/23 (valued at $430,976) ........................... 422,320 422,320
Total Repurchase Agreements (Cost $422,320) ..................................
422,320
Investments from Cash Collateral Received for
Loaned Securities 3.2%
Country Shares
Money Market Funds 2.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,141,000 1,141,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

s
See Abbreviations on page 166 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
c
Joint Repurchase Agreement, BNP Paribas SA, 0.28%, 4/01/22
(Maturity Value $285,784)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S. Treasury
Bonds, Strips, 8/15/24 - 2/15/26; U.S. Treasury Notes, 0.125%
- 2.875%, 10/31/22 - 1/31/27; and U.S. Treasury Notes, Index
Linked, 0.125% - 0.625%, 1/15/24 - 7/15/26 (valued at $291,498) 285,782 $ 285,782
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,426,782) ............................................................
1,426,782
Total Short Term Investments (Cost $1,849,102 ) .................................
1,849,102
a
Total Investments (Cost $30,655,986) 102.7% ...................................
$45,327,897
Other Assets, less Liabilities (2.7)% ...........................................
(1,171,127)
Net Assets 100.0% ...........................................................
$44,156,770
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $3,899,882, representing 8.8% of net assets.
b
A portion or all of the security is on loan at March 31, 2022.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 40.0%
Aerospace & Defense 1.8%
Lockheed Martin Corp. ................................. United States 100,000 $ 44,140,000
Raytheon Technologies Corp. ............................ United States 225,000 22,290,750
66,430,750
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 157,700 33,820,342
Banks 3.4%
Bank of America Corp. ................................. United States 500,000 20,610,000
Barclays plc ......................................... United Kingdom 5,500,000 10,662,432
Citigroup, Inc. ........................................ United States 250,000 13,350,000
JPMorgan Chase & Co. ................................. United States 250,000 34,080,000
Truist Financial Corp. .................................. United States 495,000 28,066,500
US Bancorp ......................................... United States 325,000 17,273,750
124,042,682
Beverages 0.7%
PepsiCo, Inc. ........................................ United States 160,000 26,780,800
Biotechnology 1.2%
AbbVie, Inc. ......................................... United States 170,000 27,558,700
Amgen, Inc. ......................................... United States 70,000 16,927,400
44,486,100
Capital Markets 1.0%
Morgan Stanley ....................................... United States 400,000 34,960,000
Chemicals 0.6%
Air Products and Chemicals, Inc. .......................... United States 35,000 8,746,850
BASF SE ........................................... Germany 225,000 12,840,370
21,587,220
Diversified Telecommunication Services 2.5%
BCE, Inc. ........................................... Canada 466,000 25,829,874
Verizon Communications, Inc. ............................ United States 1,225,000 62,401,500
88,231,374
Electric Utilities 5.5%
American Electric Power Co., Inc. ......................... United States 517,160 51,597,053
Constellation Energy Corp. .............................. United States 99,999 5,624,944
Duke Energy Corp. .................................... United States 350,000 39,081,000
Edison International ................................... United States 545,000 38,204,500
Exelon Corp. ......................................... United States 300,000 14,289,000
Southern Co. (The) .................................... United States 700,000 50,757,000
199,553,497
Energy Equipment & Services 0.5%
a
Weatherford International plc ............................. United States 500,000 16,650,000
Health Care Equipment & Supplies 1.0%
Medtronic plc ........................................ United States 330,000 36,613,500
Health Care Providers & Services 0.2%
a
CHS/Community Health Systems, Inc. ...................... United States 500,000 5,935,000
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 200,000 30,560,000
Industrial Conglomerates 0.6%
Honeywell International, Inc. ............................. United States 115,000 22,376,700

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.6%
MetLife, Inc. ......................................... United States 300,000 $ 21,084,000
IT Services 0.7%
International Business Machines Corp. ..................... United States 199,679 25,962,264
Media 0.7%
Comcast Corp., A ..................................... United States 550,000 25,751,000
Metals & Mining 0.3%
Rio Tinto plc, ADR ..................................... Australia 150,000 12,060,000
Multi-Utilities 2.5%
Dominion Energy, Inc. .................................. United States 435,000 36,961,950
DTE Energy Co. ...................................... United States 100,000 13,221,000
Sempra Energy ....................................... United States 237,000 39,844,440
90,027,390
Oil, Gas & Consumable Fuels 4.3%
BP plc, ADR ......................................... United Kingdom 400,000 11,760,000
Chevron Corp. ....................................... United States 390,000 63,503,700
Exxon Mobil Corp. ..................................... United States 620,000 51,205,800
Shell plc, ADR ........................................ Netherlands 225,000 12,359,250
TotalEnergies SE, ADR ................................. France 325,000 16,425,500
155,254,250
Personal Products 0.4%
Unilever plc .......................................... United Kingdom 300,000 13,621,874
Pharmaceuticals 5.4%
AstraZeneca plc, ADR .................................. United Kingdom 300,000 19,902,000
Bristol-Myers Squibb Co. ................................ United States 650,000 47,469,500
Johnson & Johnson ................................... United States 250,000 44,307,500
Merck & Co., Inc. ..................................... United States 450,000 36,922,500
Pfizer, Inc. ........................................... United States 850,000 44,004,500
192,606,000
Road & Rail 0.4%
Union Pacific Corp. .................................... United States 50,000 13,660,500
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc. ................................... United States 100,000 16,518,000
Intel Corp. ........................................... United States 806,856 39,987,783
Texas Instruments, Inc. ................................. United States 234,000 42,934,320
99,440,103
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 9,578,560
Tobacco 0.8%
Philip Morris International, Inc. ........................... United States 300,000 28,182,000
Total Common Stocks (Cost $992,028,995) .....................................
1,439,255,906
Equity-Linked Securities 12.7%
Automobiles 0.4%
b
Citigroup Global Markets Holdings, Inc. into Ford Motor Co., 144A,
12.5%, 1/12/23 ..................................... United States 877,000 15,615,903
Banks 2.0%
b
Citigroup Global Markets Holdings, Inc. into JPMorgan Chase & Co.,
144A, 8%, 8/15/22 ................................... United States 232,000 31,820,559

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Banks (continued)
b
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 1,015,000 $ 40,936,005
72,756,564
Biotechnology 0.5%
b
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 125,000 18,852,157
Capital Markets 0.3%
b
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 26,000 8,867,926
Chemicals 0.7%
b
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 106,000 26,560,916
Communications Equipment 0.5%
b
Barclays Bank plc into Cisco Systems, Inc., 144A, 7.5%, 3/10/23 .. United States 350,000 19,407,510
Health Care Providers & Services 0.7%
b
Royal Bank of Canada into CVS Health Corp., 144A, 8%, 12/16/22 United States 250,000 23,738,811
Industrial Conglomerates 0.3%
b
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 45,400 8,648,358
Insurance 0.8%
b
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 450,000 29,536,091
Internet & Direct Marketing Retail 1.1%
b
Merrill Lynch International & Co. CV into Amazon.com, Inc., 144A,
8.5%, 1/11/23 ....................................... United States 11,700 38,224,649
Machinery 0.4%
b
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 60,000 12,588,240
Media 0.6%
b
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 485,000 22,907,843
Metals & Mining 1.2%
b
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 1,000,000 21,205,439
b
National Bank of Canada into Rio Tinto plc, 144A, 12.5%, 7/28/22 . Australia 260,000 21,307,476
42,512,915
Oil, Gas & Consumable Fuels 1.2%
b
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 400,000 44,535,528
Semiconductors & Semiconductor Equipment 1.4%
b
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 384,590 19,312,690
b
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 130,000 24,125,721
b
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 40,000 5,937,601
49,376,012
Software 0.6%
b
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 90,600 21,322,424
Total Equity-Linked Securities (Cost $465,186,505) ..............................
455,451,847

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 3.7%
Capital Markets 0.2%
KKR & Co., Inc., 6%, C ................................. United States 85,000 $ 6,316,350
Electric Utilities 1.4%
NextEra Energy, Inc., 5.279% ............................ United States 400,000 20,860,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 12,094,708
Southern Co. (The), 6.75%, 2019 ......................... United States 350,000 19,113,500
52,068,208
Multi-Utilities 1.1%
Dominion Energy, Inc., 7.25%, A .......................... United States 175,000 17,771,250
DTE Energy Co., 6.25% ................................ United States 400,000 21,316,000
39,087,250
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc., 8%, A .................................. United States 17,000 33,373,550
Thrifts & Mortgage Finance 0.1%
a
F NMA , 5.375% ...................................... United States 475 3,681,250
Total Convertible Preferred Stocks (Cost $139,623,278) ..........................
134,526,608
Principal
Amount
*
Convertible Bonds 0.4%
Airlines 0.1%
b
JetBlue Airways Corp. , Senior Note , 144A, 0.5% , 4/01/26 ....... United States 5,000,000 4,677,192
Hotels, Restaurants & Leisure 0.1%
DraftKings , Inc. , Senior Note , Zero Cpn ., 3/15/28 ..............
United States 2,500,000 1,808,750
Interactive Media & Services 0.1%
Twitter, Inc. , Senior Note , Zero Cpn ., 3/15/26 .................
United States 5,000,000 4,222,500
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 4,555,000 4,276,006
Total Convertible Bonds (Cost $15,111,239) .....................................
14,984,448
Corporate Bonds 31.8%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 7,742,322
Airlines 0.3%
b
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 10,000,000 10,089,050
Auto Components 0.4%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 10,400,750
b
Goodyear Tire & Rubber Co. (The) , Senior Note , 144A, 5% , 7/15/29 United States 5,000,000 4,663,725
15,064,475
Automobiles 0.4%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 7,000,000 7,050,225
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 7,500,000 7,641,287
14,691,512
Banks 1.3%
Bank of America Corp. ,
c
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 8,000,000 8,350,000
c
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 6,000,000 6,217,200
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,953,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 12,500,000 $ 12,714,132
c
JPMorgan Chase & Co. ,
d
I, Junior Sub. Bond, FRN, 3.769%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 10,559,000 10,559,077
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 3,200,000 3,248,000
46,041,610
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,705,540
Capital Markets 0.4%
b
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .... United States 5,000,000 4,272,225
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/29/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 9,022,200
13,294,425
Chemicals 0.7%
b
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 10,218,150
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 8,996,900
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 7,000,000 6,607,195
25,822,245
Commercial Services & Supplies 0.4%
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 13,715,625
Communications Equipment 0.5%
b
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 12,602,868 11,951,174
b
CommScope , Inc. , Senior Note , 144A, 8.25% , 3/01/27 ......... United States 5,000,000 4,868,275
16,819,449
Consumer Finance 1.4%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........
United States 8,000,000 8,192,133
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 20,424,400
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 15,270,750
General Motors Financial Co., Inc. , Senior Note , 2.4% , 4/10/28 ...
United States 6,000,000 5,441,976
49,329,259
Containers & Packaging 1.0%
b
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 16,432,000 16,305,473
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 14,500,000 14,462,119
b
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,651,000
35,418,592
Diversified Financial Services 0.7%
b
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 20,000,000 18,095,800
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 8,540,534
26,636,334

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.8%
b
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 $ 10,334,360
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 12,000,000 12,485,305
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.5% , 5/01/26 ................................. United States 5,002,000 5,080,881
27,900,546
Electric Utilities 0.1%
b
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 5,255,000 4,972,754
Energy Equipment & Services 0.5%
b
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 3,013,000 3,122,402
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,500,000 14,739,468
17,861,870
Entertainment 1.3%
b
Magallanes, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 6,500,000 6,536,969
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 6,500,000 6,499,011
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 23,106,600
b
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 9,100,000 8,523,242
44,665,822
Health Care Equipment & Supplies 0.9%
b
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 18,000,000 16,757,100
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 16,800,000 15,561,420
32,318,520
Health Care Providers & Services 7.6%
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 70,000,000 68,871,600
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 53,500,000 49,887,145
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 10,000,000 9,090,000
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 13,032,312
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 10,622,000
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 10,000,000 9,612,500
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 8,382,460
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,256,598
b
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 2,190,563
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 18,704,000
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 7,500,000 7,761,637
Senior Secured Note, 5%, 3/15/24 ....................... United States 10,400,000 10,785,516
Tenet Healthcare Corp. ,
b
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 29,803,300
Senior Note, 6.75%, 6/15/23 ........................... United States 24,000,000 25,025,280
b
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 9,156,195
274,181,106

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.6%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 3,130,000 $ 3,021,812
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 18,000,000 18,606,960
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 9,000,000 8,291,115
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 4,500,000 4,272,840
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 17,820,000 17,844,948
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,816,640
57,854,315
Independent Power and Renewable Electricity Producers 0.3%
b,c
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN
thereafter , Perpetual ................................. United States 12,500,000 12,191,313
Media 2.5%
b
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5% ,
6/01/29 ........................................... United States 5,000,000 4,995,150
b
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 10,000,000 9,930,650
b
Diamond Sports Group LLC / Diamond Sports Finance Co. , Secured
Note , 144A, 5.375% , 8/15/26 ........................... United States 15,000,000 5,831,100
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 9,500,000 9,358,212
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 14,000,000 14,087,360
Senior Note, 5%, 3/15/23 ............................. United States 11,000,000 11,053,020
Senior Note, 5.875%, 11/15/24 ......................... United States 13,359,000 13,343,838
b
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 6,500,000 6,203,437
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 7,155,458
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,913,653
90,871,878
Metals & Mining 0.3%
b
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,257,950
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 6,000,000 5,685,360
10,943,310
Oil, Gas & Consumable Fuels 1.5%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 15,580,500
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,212,919
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,572,683
Civitas Resources, Inc. , Senior Note , 7.5% , 4/30/26 ...........
United States 6,877,144 6,880,514
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,620,500
Senior Note, 6.625%, 9/01/30 .......................... United States 6,000,000 6,892,500
b
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 3,623,000 3,736,617
52,496,233
Pharmaceuticals 3.5%
b
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 40,000,000 39,932,000
b
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 7,666,000 7,737,869
Senior Note, 144A, 9%, 12/15/25 ....................... United States 5,000,000 5,185,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
b
Bausch Health Cos., Inc., (continued)
Senior Note, 144A, 5%, 2/15/29 ........................ United States 5,000,000 $ 3,901,150
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 3,921,000 3,221,513
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 11,000,000 10,916,730
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 9,500,000 9,571,678
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 4,500,000 4,314,847
b
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 11,197,634
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 2,473,000 2,519,906
b
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Senior Note, 144A, 6%, 6/30/28 ........................ United States 7,094,000 4,034,712
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 4,500,000 4,246,695
b
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 7,879,598
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,937,583
124,597,415
Road & Rail 0.1%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,483,956
Semiconductors & Semiconductor Equipment 0.1%
b
Broadcom, Inc. , Senior Bond , 144A, 4% , 4/15/29 .............. United States 5,000,000 4,997,550
Software 0.3%
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 11,000,000 10,004,005
Specialty Retail 0.1%
b
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 3,677,520
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 20,000,000 19,499,310
Trading Companies & Distributors 0.7%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 11,300,000 11,490,970
b
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,579,740
26,070,710
Wireless Telecommunication Services 1.0%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 6,300,000 6,449,562
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 13,296,813
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,805,160
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 8,473,575
37,025,110
Total Corporate Bonds (Cost $1,136,397,085) ...................................
1,141,983,681
Units
a
Index-Linked Notes 1.1%
Capital Markets 1.1%
b,e
Credit Suisse AG, Senior Note, 144A, 20.251%, 9/06/22 ........ Switzerland 10,332 39,867,159
Total Index-Linked Notes (Cost $34,999,753) ....................................
39,867,159

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests 0.1%
Media 0.1%
Diamond Sports Group LLC , First Lien, CME Term Loan , 9% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 2,998,119 $ 3,049,552
Total Senior Floating Rate Interests (Cost $2,789,853) ...........................
3,049,552
U.S. Government and Agency Securities 7.3%
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 50,000,000 50,496,094
1.5%, 2/15/25 ...................................... United States 95,000,000 92,350,391
1.75%, 3/15/25 ..................................... United States 100,000,000 97,890,625
1.875%, 2/15/32 ..................................... United States 24,000,000 23,051,250
Total U.S. Government and Agency Securities (Cost $263,787,329) ................
263,788,360
Asset-Backed Securities 0.2%
Airlines 0.2%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 8,750,708 9,072,386
Total Asset-Backed Securities (Cost $8,750,708) ................................
9,072,386
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,859,041 1,918,823
Total Mortgage-Backed Securities (Cost $1,969,422) .............................
1,918,823
Shares
a
Escrows and Litigation Trusts 0.3%
b
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 9,822,620
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
9,822,620
Total Long Term Investments (Cost $3,070,144,167) .............................
3,513,721,390
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a
Money Market Funds 1.9%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 67,956,079 67,956,079
Total Money Market Funds (Cost $67,956,079) ..................................
67,956,079
Total Short Term Investments (Cost $67,956,079 ) ................................
67,956,079
a
Total Investments (Cost $3,138,100,246) 99.6% ..................................
$3,581,677,469
Other Assets, less Liabilities 0.4% .............................................
14,326,343
Net Assets 100.0% ...........................................................
$3,596,003,812

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $1,287,116,049, representing 35.8% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.1%
Auto Components 0.7%
a
Aptiv plc ............................................ United States 6,658 $ 797,029
Automobiles 2.2%
a
Lucid Group, Inc. ..................................... United States 11,802 299,771
a
Rivian Automotive, Inc., A ............................... United States 18,726 940,794
a
Tesla, Inc. ........................................... United States 1,166 1,256,482
2,497,047
Beverages 1.2%
Constellation Brands, Inc., A ............................. United States 2,753 634,071
a
Monster Beverage Corp. ................................ United States 8,433 673,797
1,307,868
Biotechnology 0.2%
a,b
Heron Therapeutics, Inc. ................................ United States 45,652 261,129
Capital Markets 4.7%
Intercontinental Exchange, Inc. ........................... United States 5,953 786,511
MSCI, Inc. ........................................... United States 4,881 2,454,557
S&P Global, Inc. ...................................... United States 4,789 1,964,352
a
TPG Pace Beneficial II Corp., A ........................... United States 15,800 155,156
5,360,576
Chemicals 1.0%
Linde plc ............................................ United Kingdom 3,572 1,141,004
Commercial Services & Supplies 0.5%
Republic Services, Inc. ................................. United States 4,079 540,467
Electric Utilities 0.6%
NextEra Energy, Inc. ................................... United States 7,386 625,668
Entertainment 1.1%
a
ROBLOX Corp., A ..................................... United States 12,429 574,717
a
Walt Disney Co. (The) .................................. United States 5,049 692,521
1,267,238
Equity Real Estate Investment Trusts (REITs) 2.6%
SBA Communications Corp. ............................. United States 8,480 2,917,968
Food Products 0.3%
a
Freshpet , Inc. ........................................ United States 3,595 368,991
Health Care Equipment & Supplies 5.1%
a
Edwards Lifesciences Corp. ............................. United States 13,113 1,543,662
a
Figs, Inc., A .......................................... United States 28,790 619,561
a
IDEXX Laboratories, Inc. ................................ United States 2,705 1,479,797
a
Intuitive Surgical, Inc. .................................. United States 5,607 1,691,520
a
Nevro Corp. ......................................... United States 5,836 422,118
5,756,658
Health Care Providers & Services 3.0%
a
Guardant Health, Inc. .................................. United States 9,904 656,041
UnitedHealth Group, Inc. ................................ United States 5,400 2,753,838
3,409,879
Health Care Technology 1.0%
a
Veeva Systems, Inc., A ................................. United States 5,571 1,183,615
Hotels, Restaurants & Leisure 1.9%
a
Chipotle Mexican Grill, Inc. .............................. United States 1,023 1,618,416

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a
Dutch Bros, Inc., A .................................... United States 10,162 $ 561,654
2,180,070
Industrial Conglomerates 1.9%
Honeywell International, Inc. ............................. United States 4,780 930,092
Roper Technologies, Inc. ................................ United States 2,612 1,233,465
2,163,557
Interactive Media & Services 4.9%
a
Alphabet, Inc., A ...................................... United States 1,580 4,394,533
a
Meta Platforms, Inc., A ................................. United States 5,177 1,151,158
5,545,691
Internet & Direct Marketing Retail 8.6%
a
Amazon.com, Inc. ..................................... United States 3,003 9,789,630
IT Services 8.7%
a
Cloudflare , Inc., A ..................................... United States 4,150 496,755
a
Marqeta , Inc., A ....................................... United States 22,256 245,706
Mastercard , Inc., A .................................... United States 14,122 5,046,920
a
Okta , Inc. ........................................... United States 3,388 511,453
a
Shopify, Inc., A ....................................... Canada 769 519,813
a
Snowflake, Inc., A ..................................... United States 2,401 550,141
a
Twilio , Inc., A ......................................... United States 3,648 601,227
Visa, Inc., A .......................................... United States 8,454 1,874,844
9,846,859
Life Sciences Tools & Services 5.7%
Danaher Corp. ....................................... United States 9,543 2,799,248
a
Illumina, Inc. ......................................... United States 2,385 833,319
West Pharmaceutical Services, Inc. ........................ United States 6,796 2,791,185
6,423,752
Machinery 0.3%
a
Proterra , Inc. ......................................... United States 47,147 354,545
Pharmaceuticals 2.0%
AstraZeneca plc, ADR .................................. United Kingdom 21,344 1,415,961
a
Catalent , Inc. ........................................ United States 7,698 853,708
2,269,669
Professional Services 1.9%
a
CoStar Group, Inc. .................................... United States 25,058 1,669,113
TransUnion .......................................... United States 5,166 533,855
2,202,968
Road & Rail 1.9%
a
Uber Technologies, Inc. ................................. United States 16,438 586,508
Union Pacific Corp. .................................... United States 5,937 1,622,048
2,208,556
Semiconductors & Semiconductor Equipment 7.4%
Analog Devices, Inc. ................................... United States 6,231 1,029,236
ASML Holding NV, NYRS ............................... Netherlands 888 593,122
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 5,921 369,589
Monolithic Power Systems, Inc. ........................... United States 3,610 1,753,305
NVIDIA Corp. ........................................ United States 16,842 4,595,508
8,340,760

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 20.4%
a
Adobe, Inc. .......................................... United States 3,895 $ 1,774,640
a
Atlassian Corp. plc, A .................................. United States 1,778 522,430
a
Bill.com Holdings, Inc. .................................. United States 9,394 2,130,465
a
Confluent, Inc., A ...................................... United States 9,664 396,224
a
Crowdstrike Holdings, Inc., A ............................. United States 2,442 554,529
a,b
Gitlab , Inc., A ........................................ United States 700 38,115
a,b
HashiCorp , Inc., A ..................................... United States 9,880 533,520
Intuit, Inc. ........................................... United States 4,284 2,059,919
Microsoft Corp. ....................................... United States 21,408 6,600,300
a
Monday.com Ltd. ...................................... United States 3,235 511,356
a
Paycom Software, Inc. ................................. United States 1,453 503,290
a
salesforce.com, Inc. ................................... United States 5,202 1,104,489
a
ServiceNow , Inc. ...................................... United States 7,329 4,081,447
a
Synopsys, Inc. ....................................... United States 3,794 1,264,426
a
Workday, Inc., A ...................................... United States 4,484 1,073,739
23,148,889
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. .......................................... United States 40,119 7,005,179
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 8,953 1,204,716
Total Common Stocks (Cost $41,348,217) ......................................
110,119,978
Short Term Investments 3.8%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.9%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value
$3,307,905)
BNP Paribas Securities Corp. (Maturity Value $1,915,972)
Deutsche Bank Securities, Inc. (Maturity Value $165,693)
HSBC Securities (USA), Inc. (Maturity Value $1,226,240)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
10/20/40 - 2/20/52 and U.S. Treasury Notes, 0.13% - 2.63%,
6/30/23 (valued at $3,375,688) .......................... 3,307,885 3,307,885
Total Repurchase Agreements (Cost $3,307,885) ................................
3,307,885
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Country Shares
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 787,000 787,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, BNP Paribas SA, 0.28%, 4/01/22
(Maturity Value $196,990)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S. Treasury
Bonds, Strips, 8/15/24 - 2/15/26; U.S. Treasury Notes, 0.125%
- 2.875%, 10/31/22 - 1/31/27; and U.S. Treasury Notes, Index
Linked, 0.125% - 0.625%, 1/15/24 - 7/15/26 (valued at $200,928) 196,988 $ 196,988
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $983,988) .............................................................
983,988
Total Short Term Investments (Cost $4,291,873 ) .................................
4,291,873
a
Total Investments (Cost $45,640,090) 100.9% ...................................
$114,411,851
Other Assets, less Liabilities (0.9)% ...........................................
(1,001,790)
Net Assets 100.0% ...........................................................
$113,410,061
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2022.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Global Discovery VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 3.2%
a
Airbus SE ........................................... France 70,169 $ 8,468,335
BAE Systems plc ..................................... United Kingdom 740,038 6,950,563
15,418,898
Auto Components 1.3%
Cie Generale des Etablissements Michelin SCA .............. France 47,810 6,479,879
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 16,353
6,496,232
Automobiles 1.8%
a
General Motors Co. .................................... United States 195,722 8,560,880
Banks 8.9%
BNP Paribas SA ...................................... France 195,230 11,157,866
CaixaBank SA ........................................ Spain 2,464,866 8,361,671
First Horizon Corp. .................................... United States 60,899 1,430,518
ING Groep NV ....................................... Netherlands 1,025,978 10,713,622
Wells Fargo & Co. ..................................... United States 233,061 11,294,136
42,957,813
Beverages 1.1%
Heineken NV ........................................ Netherlands 55,066 5,266,669
Building Products 1.8%
Johnson Controls International plc ......................... United States 129,504 8,491,577
Chemicals 3.3%
BASF SE ........................................... Germany 109,937 6,273,919
d
Covestro AG, 144A, Reg S .............................. Germany 188,300 9,483,208
15,757,127
Construction Materials 1.4%
HeidelbergCement AG ................................. Germany 119,784 6,789,582
Diversified Financial Services 2.2%
Voya Financial, Inc. .................................... United States 161,150 10,692,303
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG .................................. Germany 728,269 13,565,215
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 668,131 7,663,641
Entertainment 3.2%
Activision Blizzard, Inc. ................................. United States 95,988 7,689,599
a
Walt Disney Co. (The) .................................. United States 57,932 7,945,953
15,635,552
Food Products 3.2%
Danone SA .......................................... France 134,846 7,450,307
Kraft Heinz Co. (The) .................................. United States 202,070 7,959,538
15,409,845
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 101,017 11,207,836
Health Care Providers & Services 6.4%
Anthem, Inc. ......................................... United States 17,451 8,572,280
CVS Health Corp. ..................................... United States 107,330 10,862,869
Fresenius SE & Co. KGaA ............................... Germany 91,517 3,360,637

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 19,116 $ 8,318,710
31,114,496
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 98,080 7,307,941
Household Products 1.6%
Reckitt Benckiser Group plc ............................. United Kingdom 103,398 7,888,416
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 85,533 7,826,270
Insurance 9.2%
China Pacific Insurance Group Co. Ltd., H ................... China 2,641,448 6,391,025
Everest Re Group Ltd. ................................. United States 30,862 9,301,190
Hartford Financial Services Group, Inc. (The) ................ United States 103,391 7,424,508
NN Group NV ........................................ Netherlands 211,643 10,727,261
Willis Towers Watson plc ................................ United States 44,776 10,576,987
44,420,971
Internet & Direct Marketing Retail 1.3%
eBay, Inc. ........................................... United States 106,691 6,109,127
IT Services 5.6%
Capgemini SE ........................................ France 40,896 9,076,181
Cognizant Technology Solutions Corp., A .................... United States 11,497 1,030,936
a
Fiserv, Inc. .......................................... United States 71,345 7,234,383
Global Payments, Inc. .................................. United States 71,966 9,847,827
27,189,327
Machinery 1.3%
Alstom SA ........................................... France 279,845 6,548,950
Media 2.2%
a
Charter Communications, Inc., A .......................... United States 19,456 10,613,637
Multi-Utilities 1.7%
RWE AG ............................................ Germany 187,093 8,147,606
Oil, Gas & Consumable Fuels 6.4%
BP plc .............................................. United Kingdom 2,715,008 13,311,020
Canadian Natural Resources Ltd. ......................... Canada 109,331 6,769,296
Williams Cos., Inc. (The) ................................ United States 319,653 10,679,607
30,759,923
Pharmaceuticals 7.4%
GlaxoSmithKline plc ................................... United States 605,533 13,102,887
Merck & Co., Inc. ..................................... United States 125,422 10,290,875
Novartis AG, ADR ..................................... Switzerland 142,163 12,474,803
35,868,565
Semiconductors & Semiconductor Equipment 2.3%
a
Renesas Electronics Corp. .............................. Japan 751,901 8,713,327
a
Tower Semiconductor Ltd. ............................... Israel 50,822 2,459,785
11,173,112
Software 1.7%
a
Avaya Holdings Corp. .................................. United States 4 51

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Check Point Software Technologies Ltd. .................... Israel 59,370 $ 8,208,496
8,208,547
Technology Hardware, Storage & Peripherals 3.9%
Catcher Technology Co. Ltd. ............................. Taiwan 685,000 3,438,875
Samsung Electronics Co. Ltd. ............................ South Korea 120,441 6,876,929
a
Western Digital Corp. .................................. United States 168,744 8,378,140
18,693,944
Tobacco 2.3%
British American Tobacco plc ............................. United Kingdom 267,495 11,234,901
Trading Companies & Distributors 1.1%
a
AerCap Holdings NV ................................... Ireland 109,106 5,485,850
Total Common Stocks (Cost $382,268,320) .....................................
462,504,753
Preferred Stocks 1.1%
Automobiles 1.1%
e
Volkswagen AG, 3.13% ................................. Germany 31,447 5,404,942
Total Preferred Stocks (Cost $5,402,373) .......................................
5,404,942
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 3,613 1,446
Total Warrants (Cost $—) .....................................................
1,446
Principal
Amount
*
Corporate Bonds 0.4%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,092,000 1,119,551
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 655,000 653,887
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 67,411
1,840,849
Total Corporate Bonds (Cost $1,843,671) .......................................
1,840,849
Shares
a
Companies in Liquidation 0.0%
a,b,f
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 57,457 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $389,514,364) ...............................
469,751,990
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
g
FHLB, 4/01/22 ....................................... United States 2,100,000 $ 2,100,000
g
U.S. Treasury Bills ,
4/28/22 ........................................... United States 2,000,000 1,999,848
5/26/22 ........................................... United States 1,000,000 999,569
2,999,417
Total U.S. Government and Agency Securities (Cost $5,099,795) ..................
5,099,417
Total Short Term Investments (Cost $5,099,795 ) .................................
5,099,417
a
Total Investments (Cost $394,614,159) 98.2% ...................................
$474,851,407
Other Assets, less Liabilities 1.8% .............................................
9,161,402
Net Assets 100.0% ...........................................................
$484,012,809
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $11,324,057, representing 2.3% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 94 $ 13,041,325 6/13/22 $ (218,624)
Foreign Exchange GBP/USD ................... Short 81 6,647,569 6/13/22 12,437
Total Futures Contracts ...................................................................... $(206,187)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviations on page 166 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 2,264,892 3,100,134 4/14/22 $ 124,820 $ —
British Pound ...... HSBK Buy 460,263 604,762 4/14/22 1,969 (2,098)
British Pound ...... HSBK Sell 1,739,831 2,388,802 4/14/22 103,246 —
British Pound ...... UBSW Buy 385,127 509,562 4/14/22 1,297 (4,931)
British Pound ...... UBSW Sell 305,864 413,350 4/14/22 11,547 —
South Korean Won .. HSBK Sell 2,883,665,592 2,440,723 5/16/22 68,747 —
South Korean Won .. UBSW Sell 269,296,183 228,099 5/16/22 6,588 —
Japanese Yen ...... HSBK Buy 41,581,132 362,284 5/18/22 — (20,368)
Japanese Yen ...... HSBK Sell 943,545,403 8,244,527 5/18/22 488,751 (2,856)
Japanese Yen ...... UBSW Buy 108,080,212 937,933 5/18/22 — (49,205)
Japanese Yen ...... UBSW Sell 100,476,098 874,201 5/18/22 48,845 (843)
South Korean Won .. HSBK Buy 274,876,472 225,593 6/17/22 1,240 (716)
South Korean Won .. HSBK Sell 3,276,006,847 2,765,730 6/17/22 70,834 —
South Korean Won .. UBSW Sell 178,093,425 150,417 6/17/22 3,914 —
New Taiwan Dollar .. HSBK Sell 56,235,518 1,978,730 6/30/22 6,453 —
New Taiwan Dollar .. UBSW Sell 41,719,482 1,467,219 6/30/22 4,044 —
Swiss Franc ....... BOFA Buy 596,485 655,614 7/20/22 46 (6,813)
Swiss Franc ....... HSBK Buy 3,988,045 4,353,891 7/20/22 7,491 (23,240)
Swiss Franc ....... HSBK Sell 7,091,004 7,784,143 7/20/22 70,640 —
Swiss Franc ....... UBSW Buy 2,506,473 2,738,423 7/20/22 242 (12,155)
Euro ............. BOFA Buy 1,817,443 2,012,655 7/25/22 13,362 (5,103)
Euro ............. BOFA Sell 869,583 967,966 7/25/22 2,939 (1,910)
Euro ............. HSBK Buy 2,253,309 2,499,301 7/25/22 17,873 (11,596)
Euro ............. HSBK Sell 28,414,841 32,326,212 7/25/22 731,802 (1,595)
Euro ............. SSBT Buy 1,858,361 2,070,458 7/25/22 7,713 (11,760)
Euro ............. SSBT Sell 265,839 295,968 7/25/22 367 —
Euro ............. UBSW Buy 1,422,024 1,581,342 7/25/22 6,844 (6,961)
Euro ............. UBSW Sell 29,515,488 33,534,730 7/25/22 731,586 (16,732)
Total Forward Exchange Contracts ................................................... $2,533,200 $(178,882)
Net unrealized appreciation (depreciation) ............................................ $2,354,318
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Shares VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.5%
Aerospace & Defense 1.0%
a
Airbus SE ........................................... France 210,118 $ 25,358,060
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 66,734
Automobiles 1.7%
a
General Motors Co. .................................... United States 978,955 42,819,492
Banks 6.3%
Bank of America Corp. ................................. United States 721,925 29,757,749
BNP Paribas SA ...................................... France 467,050 26,693,036
First Horizon Corp. .................................... United States 309,935 7,280,373
ING Groep NV ....................................... Netherlands 3,694,677 38,581,112
Wells Fargo & Co. ..................................... United States 1,134,158 54,961,297
157,273,567
Building Products 1.6%
Johnson Controls International plc ......................... United States 623,546 40,885,911
Chemicals 1.9%
Ashland Global Holdings, Inc. ............................ United States 477,661 47,006,619
Commercial Services & Supplies 1.1%
a
Stericycle, Inc. ....................................... United States 467,695 27,556,589
Containers & Packaging 1.7%
International Paper Co. ................................. United States 924,524 42,666,783
Diversified Financial Services 1.9%
Voya Financial, Inc. .................................... United States 733,945 48,697,251
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 9,931,684
Electric Utilities 1.1%
Pinnacle West Capital Corp. ............................. United States 358,902 28,030,246
Electrical Equipment 1.3%
a
Sensata Technologies Holding plc ......................... United States 635,695 32,325,091
Electronic Equipment, Instruments & Components 1.5%
a
Flex Ltd. ............................................ United States 1,976,692 36,667,637
Entertainment 3.0%
Activision Blizzard, Inc. ................................. United States 516,981 41,415,348
a
Walt Disney Co. (The) .................................. United States 249,134 34,171,219
75,586,567
Equity Real Estate Investment Trusts (REITs) 2.4%
Uniti Group, Inc. ...................................... United States 121,832 1,676,408
Vornado Realty Trust ................................... United States 1,311,202 59,423,675
61,100,083
Food Products 4.0%
Archer-Daniels-Midland Co. ............................. United States 255,191 23,033,540
Kraft Heinz Co. (The) .................................. United States 1,993,008 78,504,585
101,538,125
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 501,864 55,681,811

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 6.8%
Anthem, Inc. ......................................... United States 122,205 $ 60,029,540
CVS Health Corp. ..................................... United States 696,533 70,496,105
Humana, Inc. ........................................ United States 93,407 40,647,924
171,173,569
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 422,059 31,447,616
Lennar Corp., A ....................................... United States 302,702 24,570,321
56,017,937
Industrial Conglomerates 1.9%
General Electric Co. ................................... United States 526,354 48,161,391
Insurance 7.0%
Everest Re Group Ltd. ................................. United States 151,672 45,710,908
Hartford Financial Services Group, Inc. (The) ................ United States 578,858 41,567,793
MetLife, Inc. ......................................... United States 518,026 36,406,867
Willis Towers Watson plc ................................ United States 219,874 51,938,636
175,624,204
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 508,607 29,122,837
IT Services 7.2%
Alliance Data Systems Corp. ............................. United States 541,791 30,421,565
Cognizant Technology Solutions Corp., A .................... United States 504,837 45,268,734
a
Fiserv, Inc. .......................................... United States 590,396 59,866,154
Global Payments, Inc. .................................. United States 339,744 46,490,569
182,047,022
Media 4.2%
a
Charter Communications, Inc., A .......................... United States 116,569 63,590,721
Comcast Corp., A ..................................... United States 856,996 40,124,553
a
Loyalty Ventures, Inc. .................................. United States 104,837 1,732,955
105,448,229
Oil, Gas & Consumable Fuels 5.1%
BP plc .............................................. United Kingdom 15,143,853 74,246,603
Williams Cos., Inc. (The) ................................ United States 1,601,412 53,503,175
127,749,778
Pharmaceuticals 8.6%
a
Elanco Animal Health, Inc. ............................... United States 1,687,244 44,020,196
Eli Lilly & Co. ........................................ United States 159,432 45,656,542
GlaxoSmithKline plc ................................... United States 1,420,032 30,727,506
Merck & Co., Inc. ..................................... United States 866,918 71,130,622
Novartis AG, ADR ..................................... Switzerland 288,526 25,318,156
216,853,022
Professional Services 2.0%
KBR, Inc. ........................................... United States 909,084 49,754,167
Software 3.3%
a
Avaya Holdings Corp. .................................. United States 116 1,470
NortonLifeLock , Inc. ................................... United States 1,695,031 44,952,222
Oracle Corp. ......................................... United States 469,435 38,836,357
83,790,049

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.6%
Best Buy Co., Inc. ..................................... United States 433,041 $ 39,363,427
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —
39,363,427
Technology Hardware, Storage & Peripherals 2.7%
Samsung Electronics Co. Ltd. ............................ South Korea 408,259 23,310,736
a
Western Digital Corp. .................................. United States 906,573 45,011,349
68,322,085
Textiles, Apparel & Luxury Goods 2.0%
Tapestry, Inc. ........................................ United States 1,321,229 49,083,657
Tobacco 3.2%
Altria Group, Inc. ...................................... United States 735,836 38,447,431
British American Tobacco plc ............................. United Kingdom 965,495 40,551,191
78,998,622
Wireless Telecommunication Services 2.4%
a
T-Mobile US, Inc. ..................................... United States 468,721 60,160,340
Total Common Stocks (Cost $1,836,925,588) ....................................
2,374,862,586
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 560,050
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 63,871 25,552
Total Warrants (Cost $436,130) ................................................
585,602
Principal
Amount
*
Corporate Bonds 2.3%
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,704,134
Oil, Gas & Consumable Fuels 0.5%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 13,861,000 14,015,828
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 5,309,000 5,442,946
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 3,434,000 3,428,162
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 340,000 352,614
9,223,722
Software 0.3%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 7,650,000 7,266,735
Specialty Retail 1.0%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 21,435,000 19,099,335

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
d
Staples, Inc., (continued)
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,845,000 $ 6,654,709
25,754,044
Total Corporate Bonds (Cost $59,981,342) ......................................
58,964,463
e
Senior Floating Rate Interests 1.3%
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 6% , ( 1-month
USD LIBOR + 5.5% ), 2/27/26 ........................... United States 6,640,700 6,599,195
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 8.15% , ( 3-month SOFR + 7.5% ), 2/01/30 ............. United States 13,032,127 12,681,954
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 14,762,877 13,854,960
33,136,109
a a a a a a
Total Senior Floating Rate Interests (Cost $34,153,505) ..........................
33,136,109
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 1,928,839 1,924,456
Total Asset-Backed Securities (Cost $1,899,907) ................................
1,924,456
Shares
a
Companies in Liquidation 0.0%
a,b,f
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,f
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 397,730 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,933,396,472) .............................
2,469,473,216
a
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
g
FHLB, 4/01/22 ....................................... United States 12,800,000 12,800,000
g
U.S. Treasury Bills ,
4/21/22 ........................................... United States 1,000,000 999,935
4/28/22 ........................................... United States 2,000,000 1,999,848
5/26/22 ........................................... United States 2,000,000 1,999,137
6/23/22 ........................................... United States 2,000,000 1,997,873
6,996,793
Total U.S. Government and Agency Securities (Cost $19,798,890) .................
19,796,793

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
h
Repurchase Agreements 0.4%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$8,900,062)
Collateralized by U.S. Treasury Bonds, Strips, 11/15/24 - 8/15/44
(valued at $9,078,000) ................................ 8,900,000 $ 8,900,000
Total Repurchase Agreements (Cost $8,900,000) ................................
8,900,000
Total Short Term Investments (Cost $28,698,890 ) ................................
28,696,793
a
Total Investments (Cost $1,962,095,362) 99.3% ..................................
$2,498,170,009
Other Assets, less Liabilities 0.7% .............................................
16,830,983
Net Assets 100.0% ...........................................................
$2,515,000,992
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $56,260,329, representing 2.2% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
At March 31, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,410,762 6/13/22 $ (82,294)
Foreign Exchange GBP/USD ................... Short 151 12,392,381 6/13/22 27,927
Total Futures Contracts ...................................................................... $(54,367)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 166 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 1,263,647 1,730,614 4/14/22 $ 70,603 $ —
British Pound ...... HSBK Buy 270,954 368,056 4/14/22 — (12,112)
British Pound ...... HSBK Sell 1,132,618 1,550,791 4/14/22 62,908 —
British Pound ...... SSBT Buy 616,710 824,522 4/14/22 — (14,371)
British Pound ...... SSBT Sell 288,544 392,267 4/14/22 13,216 —
British Pound ...... UBSW Sell 262,953 355,878 4/14/22 10,446 —
South Korean Won .. HSBK Buy 7,902,187,600 6,571,466 5/16/22 — (71,474)
South Korean Won .. HSBK Sell 8,067,819,315 6,837,018 5/16/22 200,785 —
South Korean Won .. UBSW Buy 1,605,107,400 1,297,916 5/16/22 22,374 —
South Korean Won .. UBSW Sell 10,600,916,932 8,979,186 5/16/22 259,338 —
South Korean Won .. HSBK Buy 17,605,216,342 14,502,488 6/17/22 5,911 (26,066)
South Korean Won .. HSBK Sell 23,213,960,218 19,598,109 6/17/22 501,934 —
South Korean Won .. UBSW Sell 13,807,944,877 11,662,116 6/17/22 303,479 —
Euro ............. BOFA Buy 3,797,595 4,236,550 7/25/22 15,366 (29,164)
Euro ............. BOFA Sell 385,605 428,429 7/25/22 556 (901)
Euro ............. HSBK Buy 3,244,372 3,605,694 7/25/22 21,864 (19,964)
Euro ............. HSBK Sell 22,921,569 26,144,260 7/25/22 656,521 —
Euro ............. SSBT Buy 3,385,328 3,789,311 7/25/22 7,132 (32,112)
Euro ............. SSBT Sell 111,275 123,886 7/25/22 153 —
Euro ............. UBSW Buy 3,487,429 3,896,847 7/25/22 13,976 (32,962)
Euro ............. UBSW Sell 23,334,667 26,594,943 7/25/22 648,602 (743)
Total Forward Exchange Contracts ................................................... $2,815,164 $(239,869)
Net unrealized appreciation (depreciation) ............................................ $2,575,295
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Rising Dividends VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 4.1%
General Dynamics Corp. ................................ United States 91,752 $ 22,128,748
Raytheon Technologies Corp. ............................ United States 408,746 40,494,466
62,623,214
Air Freight & Logistics 2.3%
United Parcel Service, Inc., B ............................ United States 160,517 34,424,476
Banks 1.3%
JPMorgan Chase & Co. ................................. United States 143,825 19,606,224
Beverages 1.6%
PepsiCo, Inc. ........................................ United States 149,230 24,978,117
Biotechnology 1.5%
AbbVie, Inc. ......................................... United States 142,036 23,025,456
Building Products 2.7%
Carlisle Cos., Inc. ..................................... United States 62,102 15,272,124
Johnson Controls International plc ......................... United States 387,810 25,428,702
40,700,826
Capital Markets 1.1%
Nasdaq, Inc. ......................................... United States 93,100 16,590,420
Chemicals 9.3%
Air Products and Chemicals, Inc. .......................... United States 134,067 33,504,684
Albemarle Corp. ...................................... United States 141,110 31,206,476
Ecolab, Inc. .......................................... United States 100,209 17,692,901
Linde plc ............................................ United Kingdom 156,432 49,969,074
Sherwin-Williams Co. (The) .............................. United States 34,800 8,686,776
141,059,911
Commercial Services & Supplies 1.8%
Cintas Corp. ......................................... United States 65,372 27,808,595
Electrical Equipment 0.7%
nVent Electric plc ..................................... United States 284,926 9,909,726
Food & Staples Retailing 1.4%
Walmart, Inc. ........................................ United States 145,808 21,713,727
Food Products 1.5%
McCormick & Co., Inc. ................................. United States 232,194 23,172,961
Health Care Equipment & Supplies 10.1%
Abbott Laboratories .................................... United States 256,395 30,346,912
Becton Dickinson and Co. ............................... United States 135,115 35,940,590
Medtronic plc ........................................ United States 307,454 34,112,021
Stryker Corp. ........................................ United States 196,345 52,492,836
152,892,359
Health Care Providers & Services 3.0%
CVS Health Corp. ..................................... United States 73,693 7,458,469
UnitedHealth Group, Inc. ................................ United States 75,000 38,247,750
45,706,219
Hotels, Restaurants & Leisure 2.1%
McDonald's Corp. ..................................... United States 101,499 25,098,673
Starbucks Corp. ...................................... United States 66,500 6,049,505
31,148,178

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 2.6%
Colgate-Palmolive Co. ................................. United States 200,940 $ 15,237,280
Procter & Gamble Co. (The) ............................. United States 159,494 24,370,683
39,607,963
Industrial Conglomerates 6.1%
Honeywell International, Inc. ............................. United States 171,675 33,404,522
Roper Technologies, Inc. ................................ United States 125,783 59,398,506
92,803,028
Insurance 0.6%
Erie Indemnity Co., A ................................... United States 50,170 8,836,442
IT Services 6.0%
Accenture plc, A ...................................... United States 163,778 55,230,855
Visa, Inc., A .......................................... United States 159,162 35,297,357
90,528,212
Life Sciences Tools & Services 2.4%
West Pharmaceutical Services, Inc. ........................ United States 87,601 35,978,607
Machinery 3.0%
Donaldson Co., Inc. ................................... United States 153,497 7,971,099
Dover Corp. ......................................... United States 150,588 23,627,257
Pentair plc .......................................... United States 243,694 13,210,652
44,809,008
Multiline Retail 2.3%
Target Corp. ......................................... United States 166,337 35,300,038
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp. ....................................... United States 122,594 19,961,981
EOG Resources, Inc. .................................. United States 117,461 14,004,875
Exxon Mobil Corp. ..................................... United States 120,461 9,948,874
43,915,730
Pharmaceuticals 2.8%
Johnson & Johnson ................................... United States 158,429 28,078,372
Pfizer, Inc. ........................................... United States 283,415 14,672,394
42,750,766
Road & Rail 2.1%
JB Hunt Transport Services, Inc. .......................... United States 44,830 9,001,416
Norfolk Southern Corp. ................................. United States 80,447 22,945,093
31,946,509
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc. ................................... United States 281,619 46,517,826
Texas Instruments, Inc. ................................. United States 259,868 47,680,581
94,198,407
Software 8.9%
Microsoft Corp. ....................................... United States 435,628 134,308,469
Specialty Retail 3.4%
Lowe's Cos., Inc. ...................................... United States 156,000 31,541,640
Ross Stores, Inc. ..................................... United States 219,130 19,822,500
51,364,140
Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc., B ......................................... United States 221,184 29,762,519

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 1.1%
WW Grainger, Inc. ..................................... United States 32,593 $ 16,811,143
Total Common Stocks (Cost $534,579,393) .....................................
1,468,281,390
Short Term Investments 3.4%
a a
Country Shares
a
Value
a
Money Market Funds 3.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,974,815 50,974,815
Total Money Market Funds (Cost $50,974,815) ..................................
50,974,815
Total Short Term Investments (Cost $50,974,815 ) ................................
50,974,815
a
Total Investments (Cost $585,554,208) 100.3% ..................................
$1,519,256,205
Other Assets, less Liabilities (0.3)% ...........................................
(3,850,751)
Net Assets 100.0% ...........................................................
$1,515,405,454
a
See Note 9 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Small Cap Value VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Auto Components 0.9%
a
Adient plc ........................................... United States 241,154 $ 9,831,849
LCI Industries ........................................ United States 10,514 1,091,458
10,923,307
Banks 8.6%
Atlantic Union Bankshares Corp. .......................... United States 315,614 11,579,878
Camden National Corp. ................................. United States 128,153 6,028,317
Columbia Banking System, Inc. ........................... United States 628,949 20,296,184
First Interstate BancSystem , Inc., A ........................ United States 158,604 5,831,869
First of Long Island Corp. (The) ........................... United States 317,915 6,186,626
German American Bancorp, Inc. .......................... United States 173,793 6,602,396
Peoples Bancorp, Inc. .................................. United States 230,957 7,231,264
SouthState Corp. ..................................... United States 253,980 20,722,228
TriCo Bancshares ..................................... United States 170,046 6,806,941
Washington Trust Bancorp, Inc. ........................... United States 197,439 10,365,548
101,651,251
Biotechnology 0.7%
a
Mirum Pharmaceuticals, Inc. ............................. United States 203,327 4,477,260
a
Rhythm Pharmaceuticals, Inc. ............................ United States 328,692 3,786,532
8,263,792
Building Products 3.6%
Apogee Enterprises, Inc. ................................ United States 298,638 14,173,360
Insteel Industries, Inc. .................................. United States 24,093 891,200
a
Masonite International Corp. ............................. United States 75,443 6,709,900
UFP Industries, Inc. .................................... United States 267,809 20,664,142
42,438,602
Chemicals 6.7%
Ashland Global Holdings, Inc. ............................ United States 295,389 29,069,231
Avient Corp. ......................................... United States 443,878 21,306,144
a
Elementis plc ........................................ United Kingdom 5,834,361 9,032,774
Minerals Technologies, Inc. .............................. United States 303,215 20,057,672
79,465,821
Communications Equipment 2.6%
a
NetScout Systems, Inc. ................................. United States 963,257 30,901,285
Construction & Engineering 4.6%
a
Great Lakes Dredge & Dock Corp. ........................ United States 969,461 13,601,538
a
WillScot Mobile Mini Holdings Corp. ....................... United States 1,032,717 40,410,216
54,011,754
Construction Materials 2.0%
a
Summit Materials, Inc., A ................................ United States 756,884 23,508,817
Electric Utilities 0.8%
IDACORP, Inc. ....................................... United States 77,648 8,957,473
Electrical Equipment 0.7%
Regal Rexnord Corp. .................................. United States 57,384 8,537,592
Electronic Equipment, Instruments & Components 5.3%
Benchmark Electronics, Inc. ............................. United States 635,574 15,914,773
CTS Corp. .......................................... United States 116,443 4,115,096
a
II-VI, Inc. ............................................ United States 126,513 9,170,927
a
Knowles Corp. ....................................... United States 1,536,002 33,070,123
62,270,919

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 4.2%
Hunting plc .......................................... United Kingdom 1,832,174 $ 7,233,091
a
Natural Gas Services Group, Inc. ......................... United States 153,048 1,822,801
a
NexTier Oilfield Solutions, Inc. ............................ United States 1,853,929 17,130,304
a
TechnipFMC plc ...................................... United Kingdom 3,044,905 23,598,014
49,784,210
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexander & Baldwin, Inc. ............................... United States 377,209 8,747,477
Highwoods Properties, Inc. .............................. United States 169,044 7,732,072
a
Sunstone Hotel Investors, Inc. ............................ United States 1,234,206 14,538,947
31,018,496
Food Products 2.1%
Glanbia plc .......................................... Ireland 1,558,036 18,077,315
Maple Leaf Foods, Inc. ................................. Canada 281,036 6,743,515
24,820,830
Health Care Equipment & Supplies 3.1%
a
Envista Holdings Corp. ................................. United States 407,158 19,832,666
a
Integer Holdings Corp. ................................. United States 209,205 16,855,647
36,688,313
Hotels, Restaurants & Leisure 7.9%
a
Brinker International, Inc. ............................... United States 158,617 6,052,825
a
Dalata Hotel Group plc ................................. Ireland 2,417,941 10,593,831
a
Denny's Corp. ........................................ United States 1,231,098 17,617,012
a
Hilton Grand Vacations, Inc. ............................. United States 513,927 26,729,343
Jack in the Box, Inc. ................................... United States 341,585 31,907,455
92,900,466
Household Durables 0.6%
Century Communities, Inc. .............................. United States 29,016 1,554,387
a
M/I Homes, Inc. ....................................... United States 68,491 3,037,576
a
Meritage Homes Corp. ................................. United States 18,834 1,492,218
a
Taylor Morrison Home Corp. ............................. United States 56,685 1,542,966
7,627,147
Insurance 9.6%
CNO Financial Group, Inc. .............................. United States 589,690 14,795,322
Hanover Insurance Group, Inc. (The) ....................... United States 267,625 40,015,290
Horace Mann Educators Corp. ........................... United States 582,804 24,378,691
Old Republic International Corp. .......................... United States 544,356 14,082,490
Selective Insurance Group, Inc. ........................... United States 220,910 19,740,518
113,012,311
IT Services 1.2%
Alliance Data Systems Corp. ............................. United States 249,448 14,006,505
Leisure Products 0.9%
Brunswick Corp. ...................................... United States 126,379 10,222,797
Machinery 5.1%
Astec Industries, Inc. ................................... United States 6,973 299,839
Columbus McKinnon Corp. .............................. United States 19,801 839,562
Greenbrier Cos., Inc. (The) .............................. United States 589,622 30,371,429
REV Group, Inc. ...................................... United States 472,869 6,336,445
Terex Corp. .......................................... United States 67,015 2,389,755
Timken Co. (The) ..................................... United States 338,771 20,563,400
60,800,430

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.0%
†
a
Loyalty Ventures, Inc. .................................. United States 5,757 $ 95,163
Multi-Utilities 1.9%
Black Hills Corp. ...................................... United States 287,187 22,119,143
Oil, Gas & Consumable Fuels 4.9%
Crescent Point Energy Corp. ............................. Canada 5,462,319 39,582,971
a
Green Plains, Inc. ..................................... United States 585,490 18,156,045
57,739,016
Professional Services 1.5%
ICF International, Inc. .................................. United States 54,292 5,111,049
Stantec , Inc. ......................................... Canada 248,630 12,470,776
17,581,825
Real Estate Management & Development 0.7%
a
Cushman & Wakefield plc ............................... United States 407,982 8,367,711
Semiconductors & Semiconductor Equipment 0.6%
a
Cohu , Inc. ........................................... United States 245,314 7,261,294
Software 4.3%
a
ACI Worldwide, Inc. .................................... United States 1,069,437 33,676,571
Software AG ......................................... Germany 498,937 17,251,915
50,928,486
Specialty Retail 1.6%
a
Children's Place, Inc. (The) .............................. United States 182,018 8,973,487
Group 1 Automotive, Inc. ................................ United States 62,506 10,490,382
19,463,869
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 65,579 6,032,612
Thrifts & Mortgage Finance 1.2%
Enact Holdings, Inc. ................................... United States 134,538 2,993,471
WSFS Financial Corp. .................................. United States 250,331 11,670,431
14,663,902
Trading Companies & Distributors 5.7%
Herc Holdings, Inc. .................................... United States 116,817 19,518,953
McGrath RentCorp .................................... United States 387,097 32,895,503
a
Univar Solutions, Inc. .................................. United States 483,346 15,534,740
67,949,196
Total Common Stocks (Cost $912,828,193) .....................................
1,144,014,335

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
Short Term Investments 3.5%
a a
Country Shares
a
Value
a
Money Market Funds 3.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 41,042,712 $ 41,042,712
Total Money Market Funds (Cost $41,042,712) ..................................
41,042,712
Total Short Term Investments (Cost $41,042,712 ) ................................
41,042,712
a
Total Investments (Cost $953,870,905) 100.2% ..................................
$1,185,057,047
Other Assets, less Liabilities (0.2)% ...........................................
(2,489,808)
Net Assets 100.0% ...........................................................
$1,182,567,239
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 9 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.7%
Aerospace & Defense 1.4%
a
TransDigm Group, Inc. ................................. United States 10,100 $ 6,580,554
Airlines 0.7%
a
Delta Air Lines, Inc. .................................... United States 86,300 3,414,891
Banks 0.8%
a
SVB Financial Group ................................... United States 7,200 4,028,040
Biotechnology 2.7%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 16,700 2,726,943
a
Horizon Therapeutics plc ................................ United States 42,400 4,460,904
a
Neurocrine Biosciences, Inc. ............................. United States 7,900 740,625
a
PTC Therapeutics, Inc. ................................. United States 45,300 1,690,143
a
Seagen , Inc. ......................................... United States 22,300 3,212,315
12,830,930
Building Products 1.1%
Trane Technologies plc ................................. United States 35,600 5,436,120
Capital Markets 3.7%
Ares Management Corp. ................................ United States 61,400 4,987,522
MarketAxess Holdings, Inc. .............................. United States 10,700 3,640,140
MSCI, Inc. ........................................... United States 13,300 6,688,304
Tradeweb Markets, Inc., A ............................... United States 26,000 2,284,620
17,600,586
Commercial Services & Supplies 1.8%
a
Copart , Inc. .......................................... United States 33,800 4,240,886
Republic Services, Inc. ................................. United States 34,700 4,597,750
8,838,636
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................... United States 38,500 5,350,730
Containers & Packaging 1.9%
Avery Dennison Corp. .................................. United States 25,800 4,488,426
Ball Corp. ........................................... United States 50,100 4,509,000
8,997,426
Electrical Equipment 2.2%
a
Generac Holdings, Inc. ................................. United States 15,600 4,637,256
Rockwell Automation, Inc. ............................... United States 20,900 5,852,627
10,489,883
Electronic Equipment, Instruments & Components 2.7%
Cognex Corp. ........................................ United States 51,700 3,988,655
a
Keysight Technologies, Inc. .............................. United States 27,350 4,320,480
a
Zebra Technologies Corp., A ............................. United States 11,300 4,674,810
12,983,945
Entertainment 1.4%
a
ROBLOX Corp., A ..................................... United States 39,700 1,835,728
a
Roku, Inc. ........................................... United States 39,356 4,930,126
6,765,854
Equity Real Estate Investment Trusts (REITs) 2.4%
Equity LifeStyle Properties, Inc. ........................... United States 38,400 2,936,833
SBA Communications Corp. ............................. United States 15,957 5,490,804
Terreno Realty Corp. ................................... United States 43,950 3,254,497
11,682,134

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.7%
a
Freshpet , Inc. ........................................ United States 33,900 $ 3,479,496
Health Care Equipment & Supplies 6.3%
a
Dexcom , Inc. ......................................... United States 12,488 6,388,861
a
Figs, Inc., A .......................................... United States 54,500 1,172,840
a
IDEXX Laboratories, Inc. ................................ United States 18,650 10,202,669
a
Inari Medical, Inc. ..................................... United States 29,400 2,664,816
a
Insulet Corp. ......................................... United States 19,800 5,274,522
Teleflex, Inc. ......................................... United States 12,750 4,524,082
30,227,790
Health Care Providers & Services 1.2%
a
Guardant Health, Inc. .................................. United States 52,000 3,444,480
a
HealthEquity , Inc. ..................................... United States 36,300 2,448,072
5,892,552
Health Care Technology 1.7%
a
Certara , Inc. ......................................... United States 57,100 1,226,508
a
Veeva Systems, Inc., A ................................. United States 32,300 6,862,458
8,088,966
Hotels, Restaurants & Leisure 5.7%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,630 8,906,829
Darden Restaurants, Inc. ............................... United States 34,100 4,533,595
a
DraftKings , Inc., A ..................................... United States 150,533 2,930,877
a
Expedia Group, Inc. ................................... United States 15,900 3,111,153
Vail Resorts, Inc. ...................................... United States 12,700 3,305,429
a
Wynn Resorts Ltd. .................................... United States 59,000 4,704,660
27,492,543
Household Durables 0.9%
a
NVR, Inc. ........................................... United States 982 4,386,859
Interactive Media & Services 1.8%
a
Match Group, Inc. ..................................... United States 49,824 5,417,862
a
Pinterest, Inc., A ...................................... United States 131,800 3,243,598
8,661,460
Internet & Direct Marketing Retail 0.6%
a
Etsy, Inc. ............................................ United States 23,900 2,970,292
IT Services 4.8%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 600 1,188,578
a
BigCommerce Holdings, Inc., 1 ........................... United States 37,200 815,052
a
Cloudflare , Inc., A ..................................... United States 49,200 5,889,240
a
Marqeta , Inc., A ....................................... United States 126,178 1,393,005
a
MongoDB, Inc. ....................................... United States 15,400 6,831,286
a
Okta , Inc. ........................................... United States 35,500 5,359,080
a
Snowflake, Inc., A ..................................... United States 7,400 1,695,562
23,171,803
Leisure Products 1.9%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 6,413,526
a
YETI Holdings, Inc. .................................... United States 46,000 2,759,080
9,172,606
Life Sciences Tools & Services 5.5%
a
10X Genomics, Inc., A .................................. United States 31,700 2,411,419
a
Avantor , Inc. ......................................... United States 141,300 4,778,766
Bio- Techne Corp. ..................................... United States 16,025 6,939,466

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Mettler -Toledo International, Inc. .......................... United States 4,880 $ 6,701,167
West Pharmaceutical Services, Inc. ........................ United States 13,400 5,503,514
26,334,332
Machinery 1.4%
IDEX Corp. .......................................... United States 14,550 2,789,672
a
Proterra , Inc. ......................................... United States 178,000 1,338,560
Stanley Black & Decker, Inc. ............................. United States 16,846 2,354,902
6,483,134
Oil, Gas & Consumable Fuels 0.7%
Coterra Energy, Inc. ................................... United States 129,200 3,484,524
Personal Products 0.8%
a
BellRing Brands, Inc. ................................... United States 126,100 2,910,388
a
Olaplex Holdings, Inc. .................................. United States 59,200 925,296
3,835,684
Pharmaceuticals 1.1%
a
Catalent , Inc. ........................................ United States 26,100 2,894,490
a
Jazz Pharmaceuticals plc ............................... United States 16,500 2,568,555
5,463,045
Professional Services 3.0%
a
CoStar Group, Inc. .................................... United States 123,350 8,216,344
TransUnion .......................................... United States 58,900 6,086,726
14,303,070
Road & Rail 1.9%
a
Lyft, Inc., A .......................................... United States 49,300 1,893,120
Old Dominion Freight Line, Inc. ........................... United States 24,250 7,242,990
9,136,110
Semiconductors & Semiconductor Equipment 5.9%
a
Allegro MicroSystems , Inc. .............................. Japan 34,559 981,476
Entegris , Inc. ......................................... United States 40,400 5,302,904
a,e
GLOBALFOUNDRIES, Inc. .............................. United States 18,600 1,161,012
a
Lattice Semiconductor Corp. ............................. United States 72,655 4,428,322
Monolithic Power Systems, Inc. ........................... United States 12,450 6,046,716
a
Semtech Corp. ....................................... United States 53,600 3,716,624
a
SiTime Corp. ......................................... United States 27,900 6,914,178
28,551,232
Software 16.9%
a
Alkami Technology, Inc. ................................. United States 60,574 866,814
a
ANSYS, Inc. ......................................... United States 25,000 7,941,250
a
Arteris , Inc. .......................................... United States 91,900 1,194,700
a
Avalara, Inc. ......................................... United States 51,900 5,164,569
a
Bill.com Holdings, Inc. .................................. United States 22,148 5,022,945
a
Black Knight, Inc. ..................................... United States 78,200 4,534,818
a
Crowdstrike Holdings, Inc., A ............................. United States 34,700 7,879,676
a
Datadog , Inc., A ...................................... United States 32,700 4,953,069
a
DocuSign, Inc. ....................................... United States 50,800 5,441,696
a
Duck Creek Technologies, Inc. ........................... United States 92,370 2,043,224
a
HubSpot , Inc. ........................................ United States 11,200 5,319,328
a,e
Monday.com Ltd. ...................................... United States 10,500 1,659,735
a
Palo Alto Networks, Inc. ................................ United States 12,600 7,843,626
a
Paylocity Holding Corp. ................................. United States 23,450 4,825,307
a
Synopsys, Inc. ....................................... United States 36,750 12,247,672

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Zscaler , Inc. ......................................... United States 17,100 $ 4,125,888
81,064,317
Specialty Retail 4.0%
a
Burlington Stores, Inc. .................................. United States 22,000 4,007,740
a
Five Below, Inc. ....................................... United States 31,350 4,964,899
a
Petco Health & Wellness Co., Inc. ......................... United States 126,500 2,475,605
Tractor Supply Co. .................................... United States 33,937 7,919,878
19,368,122
Textiles, Apparel & Luxury Goods 2.4%
a
Allbirds , Inc., A ....................................... United States 214,892 1,291,501
Levi Strauss & Co., A .................................. United States 100,700 1,989,832
a
Lululemon Athletica , Inc. ................................ United States 22,800 8,327,244
11,608,577
Trading Companies & Distributors 1.6%
Fastenal Co. ......................................... United States 130,800 7,769,520
Total Common Stocks (Cost $338,444,005) .....................................
455,945,763
Convertible Preferred Stocks 1.4%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 48,915 882,741
a
Software 1.2%
a,c,d
Benchling , Inc., F ..................................... United States 35,200 932,800
a,c,d
Blaize , Inc., D ........................................ United States 206,272 1,954,423
a,c,d
Databricks , Inc., G .................................... United States 8,626 1,514,496
a,c,d
OneTrust LLC, C ...................................... United States 82,367 1,318,363
5,720,082
Total Convertible Preferred Stocks (Cost $7,484,934) ............................
6,602,823
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize , Inc., D, 2/28/24 ................................. United States 26,474 21,337
Total Warrants (Cost $—) .....................................................
21,337
Total Long Term Investments (Cost $345,928,939) ...............................
462,569,923
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a
Money Market Funds 4.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 21,776,196 21,776,196
Total Money Market Funds (Cost $21,776,196) ..................................
21,776,196

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

s
See Abbreviations on page 166 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,817,485 $ 1,817,485
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,817,485) ............................................................
1,817,485
Total Short Term Investments (Cost $23,593,681 ) ................................
23,593,681
a
Total Investments (Cost $369,522,620) 101.0% ..................................
$486,163,604
Other Assets, less Liabilities (1.0)% ...........................................
(4,797,094)
Net Assets 100.0% ...........................................................
$481,366,510
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$1,188,578, representing 0.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
A portion or all of the security is on loan at March 31, 2022.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 13,794 $ 459,340
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 4,478 91,799
a
Birch Permian Holdings, Inc. ............................. United States 34,907 711,230
803,029
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 71,982
a
iHeartMedia , Inc., A .................................... United States 8,384 158,709
a,b
iHeartMedia , Inc., B ................................... United States 142 2,500
233,191
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 431 2,371
a,b,c
Riviera Resources, Inc. ................................. United States 6,620 —
2,371
Total Common Stocks (Cost $2,063,658) .......................................
1,497,931
Management Investment Companies 10.1%
Capital Markets 10.1%
d
Franklin Floating Rate Income Fund ....................... United States 4,048,451 33,237,784
SPDR Blackstone Senior Loan ETF ....................... United States 65,000 2,922,400
36,160,184
Total Management Investment Companies (Cost $39,701,922) ....................
36,160,184
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 407
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 264
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 138
809
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 592 6,914
Total Warrants (Cost $—) .....................................................
7,723
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 28,116 21,560
Total Convertible Bonds (Cost $6,944) .........................................
21,560

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 48.2%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 700,000 $ 747,598
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,439,018
2,186,616
Air Freight & Logistics 0.3%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 283,601
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 644,083
927,684
Airlines 1.2%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 598,575
g
Azul Investments LLP , Senior Note , 144A, 7.25% , 6/15/26 ....... Brazil 700,000 590,961
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,107,256
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 900,000 901,701
g
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 1,000,000 EUR 999,029
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 98,500
4,296,022
Auto Components 1.4%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 817,288
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 272,595
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,000,000 1,011,735
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 900,000 783,648
Goodyear Tire & Rubber Co. (The) ,
g
Senior Note, 144A, 5%, 7/15/29 ........................ United States 800,000 746,196
Senior Note, 4.875%, 3/15/27 .......................... United States 500,000 486,350
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 913,110
5,030,922
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,200,000 1,058,250
Banks 1.8%
Banco Santander SA , Sub. Note , 2.749% , 12/03/30 ............
Spain 300,000 264,471
g
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 500,000 475,852
g
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 800,000 812,117
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 740,821
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 266,632
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 213,000 216,195
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 928,190
Senior Note, 3.2%, 6/15/26 ............................ United States 1,213,000 1,220,753

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
g
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/09/31, FRN
thereafter , 6/09/32 ................................... France 800,000 $ 718,114
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 300,000 288,769
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/03/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 440,323
6,372,237
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 812,352
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 906,395
1,718,747
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 692,426
Building Products 0.6%
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 498,005
Owens Corning , Senior Bond , 4.3% , 7/15/47 .................
United States 700,000 688,018
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 479,010
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 183,440
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 175,301
2,023,774
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.21% to 4/22/41,
FRN thereafter , 4/22/42 ............................... United States 400,000 363,384
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 809,000 812,191
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 1,081,125
2,256,700
Chemicals 4.0%
g
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 .......... Mexico 800,000 792,084
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 141,103 145,926
g
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 178,246
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 279,069

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 $ 883,152
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,600,000 1,551,432
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 400,000 445,192
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 822,953
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 648,883
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 300,405
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 269,823
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 1,100,000 1,029,127
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 1,200,000 1,203,276
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 834,602
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 292,577
g
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 600,000 558,945
Methanex Corp. , Senior Note , 5.125% , 10/15/27 ..............
Canada 500,000 503,147
g
PMHC II, Inc. , Senior Note , 144A, 9% , 2/15/30 ............... United States 800,000 705,032
g
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 641,628
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 .........
South Africa 900,000 915,525
g
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 300,000 283,165
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 814,905
Westlake Corp. , Senior Note , 3.375% , 6/15/30 ...............
United States 200,000 195,143
g
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 93,389
14,387,626
Commercial Services & Supplies 0.7%
g
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 200,000 EUR 208,525
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 700,000 640,063
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 916,195
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 931,155
2,695,938
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 1,374,000 1,196,287
Construction & Engineering 0.2%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 285,007
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 478,120
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 200,000 145,423
908,550
Construction Materials 0.2%
g
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 700,000 639,940
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 449,154
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 284,884
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 1,000,000 929,515
1,663,553

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 1.2%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 300,000 $ 277,652
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 1,278,000 1,268,159
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 375,000 383,756
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 74,367
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 460,345
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 558,120
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 130,085
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 709,000 736,883
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 374,362
4,263,729
Diversified Consumer Services 0.2%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 783,760
Diversified Financial Services 0.6%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 669,011
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,357,185
2,026,196
Diversified Telecommunication Services 1.3%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 778,037
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 185,746
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 704,326
CCO Holdings LLC / CCO Holdings Capital Corp. ,
g
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 300,000 281,999
Senior Bond, 4.5%, 5/01/32 ............................ United States 1,000,000 916,100
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 301,203
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 601,875
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 155,695
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 900,000 840,411
4,765,392
Electric Utilities 1.6%
g
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 300,000 299,055
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 369,058
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,343,728
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 410,015
g
State Grid Overseas Investment BVI Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 1,651,000 1,665,054
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 109,275
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 1,040,919
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 483,229
5,720,333

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.5%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 $ 953,710
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 822,420
1,776,130
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 828,058
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 800,000 837,211
1,665,269
Energy Equipment & Services 0.7%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 800,000 801,336
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 200,000 208,088
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 404,654
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 51,000 52,852
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 1,200,000 1,219,818
2,686,748
Entertainment 0.6%
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 600,000 565,428
g
Magallanes, Inc. , Senior Note , 144A, 4.054% , 3/15/29 .......... United States 300,000 301,835
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 312,441
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,104,800
2,284,504
Equity Real Estate Investment Trusts (REITs) 1.2%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 451,027
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 470,992
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 368,695
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 300,000 295,321
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 300,000 279,125
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 800,000 838,338
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 1,400,000 1,363,810
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 389,056
4,456,364
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 700,000 712,656
Food Products 0.7%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 187,039
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 600,000 554,619
g
JBS Finance Luxembourg SARL ,
Senior Bond, 144A, 3.625%, 1/15/32 ..................... United States 400,000 366,896
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 651,542

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
g
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.125% , 1/31/30 . United States 1,000,000 $ 935,500
2,695,596
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 268,563
Health Care Equipment & Supplies 0.2%
g
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 465,475
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 370,510
835,985
Health Care Providers & Services 1.5%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ...................
United States 150,000 146,466
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 301,434
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 91,503
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 201,968
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 565,620
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 178,324
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 787,104
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 713,797
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 400,000 351,067
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,122,240
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 96,783
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 500,000 467,053
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 330,000 334,544
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 187,334
5,545,237
Hotels, Restaurants & Leisure 2.4%
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 664,003
g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Secured Note , 144A, 4.625% , 1/15/29 ............... United States 600,000 569,712
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 734,617
g
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 600,000 531,300
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 188,878
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 1,800,000 1,712,394
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 275,688
g
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 100,000 89,630
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 400,000 342,230
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 500,000 430,740
g
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 1,400,000 1,362,501
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 190,042
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 915,324
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 700,000 609,441
8,616,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.7%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 $ 529,063
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 1,300,000 1,278,805
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 700,000 683,298
2,491,166
Household Products 0.4%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 700,000 631,166
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 272,244
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 500,000 441,975
1,345,385
Independent Power and Renewable Electricity Producers 1.9%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 386,272
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 600,000 547,023
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 200,000 190,883
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 645,250
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 656,089
g
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 809,744
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 278,556
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,081,008
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 939,195
g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,216,845
6,750,865
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 919,247
Interactive Media & Services 0.6%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 2,100,000 1,869,532
g
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 400,000 391,064
2,260,596
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 .........
China 400,000 376,396
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 ..................
China 1,200,000 1,133,840
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 600,000 537,600
2,047,836
IT Services 1.1%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 843,318
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 698,180
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 187,778

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 $ 967,842
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,184,568
3,881,686
Machinery 0.4%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,400,000 1,317,680
Marine 0.3%
g
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,216,956
Media 1.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,173,636
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 402,546
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 299,709
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 297,300
g
Diamond Sports Group LLC / Diamond Sports Finance Co. , Secured
Note , 144A, 5.375% , 8/15/26 ........................... United States 600,000 233,244
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 197,015
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,400,000 1,327,375
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 300,000 260,214
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 800,000 714,800
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 570,813
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 1,100,000 1,102,382
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 95,320
6,674,354
Metals & Mining 0.9%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 1,000,000 899,365
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 800,000 829,900
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 700,000 663,292
g
Novelis Corp. , Senior Bond , 144A, 3.875% , 8/15/31 ........... United States 200,000 183,259
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 566,400
3,142,216
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 100,000 90,945
Multiline Retail 0.3%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,021,044 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 501,953 —
g
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 500,000 494,415
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 500,000 493,835
988,250

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 4.8%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 $ 143,484
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 179,756
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 428,581
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 277,000 292,329
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 1,497,495
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 300,638
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 479,605
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 197,037
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,099,142
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 102,140
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 704,375
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 200,520
g
Lundin Energy Finance BV , Senior Bond , 144A, 3.1% , 7/15/31 ... Netherlands 900,000 834,891
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 307,101 312,194
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,394,630 1,429,050
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,376,641
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 600,000 675,933
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 588,300
Senior Bond, 6.2%, 3/15/40 ............................ United States 100,000 111,207
Senior Note, 8.875%, 7/15/30 .......................... United States 700,000 898,586
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 1,400,000 1,422,834
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,675,751
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 510,267
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,133,640
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 294,843
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 292,070
17,181,309
Paper & Forest Products 0.4%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 339,756
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 660,254
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 400,000 355,036
1,355,046
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 646,000
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 600,000 536,682
1,182,682
Pharmaceuticals 1.6%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 233,910
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 100,000 100,755

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g
Bausch Health Cos., Inc., (continued)
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 1,000,000 $ 958,855
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 910,048
g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,200,000 1,164,114
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 600,000 579,810
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 667,800
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 426,962
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 866,340
5,908,594
Real Estate Management & Development 1.0%
g
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 730,816
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,000,000 777,500
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 400,000 409,908
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 466,888
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 1,000,000 1,005,545
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 213,493
3,604,150
Road & Rail 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 568,356
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 400,000 373,594
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 800,000 836,000
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 491,870
2,269,820
Software 0.6%
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 1,200,000 1,152,750
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 1,000,401
2,153,151
Specialty Retail 0.9%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 208,856
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 500,000 484,130
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 700,000 662,711
g
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 600,000 514,497
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 1,200,000 1,003,728
h
Party City Holdings, Inc. , Senior Secured Note , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 236,150 213,443
3,087,365
Technology Hardware, Storage & Peripherals 0.0%
†
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 182,458
Textiles, Apparel & Luxury Goods 0.1%
g
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 300,000 274,841

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 0.1%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 $ 283,323
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................
United States 1,200,000 1,156,331
Trading Companies & Distributors 0.6%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,126,494
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 1,015,230
2,141,724
Wireless Telecommunication Services 0.7%
g
America Movil SAB de CV , Senior Bond , 144A, 5.375% , 4/04/32 .. Mexico 700,000 701,417
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,381 17,610
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 500,000 422,233
Senior Secured Note, 3.875%, 4/15/30 ................... United States 1,300,000 1,306,841
2,448,101
Total Corporate Bonds (Cost $185,683,624) .....................................
173,514,311
h
Senior Floating Rate Interests 1.8%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 4.506%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 445,288 438,793
2020 Term Loan, B2, 4.506%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 239,402 235,911
674,704
a a a a a a
Airlines 0.4%
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 1,000,000 991,665
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 279,473 270,099
1,261,764
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp. , Term Loan, B3 , 4.756% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 722,835 713,236
Entertainment 0.1%
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.96% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 542,607 534,356
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 782,270 752,039
Motion Acquisition Ltd. ,
Term Loan, B1, 4.256%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 347,471 342,211
Term Loan, B2, 4.256%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 49,536 48,786
1,143,036
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
Media 0.4%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 743,677 $ 738,661
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.799% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 297,710 293,152
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9%, (1-month SOFR + 8%), 5/25/26 United States 261,308 265,791
Second Lien, CME Term Loan, 3.445%, (1-month SOFR + 3.25%),
8/24/26 ........................................... United States 443,761 153,792
1,451,396
a a a a a a
Personal Products 0.2%
Coty, Inc. , USD Term Loan, B , 2.56% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 559,584 546,853
Total Senior Floating Rate Interests (Cost $6,559,111) ............................
6,325,345
b
Marketplace Loans 2.2%
Diversified Financial Services 2.2%
a a a a a a
Total Marketplace Loans (Cost $8,236,422) .....................................
8,011,095
Foreign Government and Agency Securities 8.6%
g
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
i
1,400,000 1,329,709
g
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 2,000,000 EUR 1,517,560
g
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
i
1,200,000 1,213,092
Brazil Notas do Tesouro Nacional , Senior Bond , 3.875% , 6/12/30 .
Brazil 1,000,000 923,650
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,344,952
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,474,329
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 500,000 484,750
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,900,000 1,606,184
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 879,560
g
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.85%, 1/27/45 ...................... Dominican
Republic 700,000 695,632
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 81,500,000 DOP 1,517,476
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 400,000 394,510
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 400,000 362,562
g
Egypt Government Bond , Senior Bond , 144A, 7.625% , 5/29/32 ... Egypt 600,000 545,113
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 2,425,000 2,421,969
g
Export-Import Bank of India , Senior Note , 144A, 3.875% , 2/01/28 . India 1,655,000 1,641,181
g
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 800,000 760,680
g
Indonesia Asahan Aluminium Persero PT , Senior Note , 144A, 5.45% ,
5/15/30 ........................................... Indonesia 1,400,000 1,463,763
g
Indonesia Government Bond ,
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 958,231
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 300,000 313,770
Senior Note , 144A, 3.85%, 7/18/27 ....................... Indonesia 1,200,000 1,253,478

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
g
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 1,125,000 $ 1,100,897
g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,000,000 1,010,403
Mexico Government Bond , Senior Note , 3.75% , 1/11/28 ........
Mexico 500,000 509,587
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 1,014,044
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 700,000 628,670
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 579,143
South Africa Government Bond , Senior Bond , 5.875% , 6/22/30 ...
South Africa 700,000 734,299
Turkey Government Bond ,
Senior Bond, 4.875%, 10/09/26 ......................... Turkey 800,000 723,631
Senior Bond, 5.95%, 1/15/31 ........................... Turkey 1,600,000 1,384,216
Total Foreign Government and Agency Securities (Cost $33,895,352) ..............
30,787,041
U.S. Government and Agency Securities 6.6%
U.S. Treasury Bonds ,
3%, 11/15/44 ....................................... United States 2,000,000 2,121,797
3%, 2/15/47 ........................................ United States 1,800,000 1,938,445
3%, 2/15/48 ........................................ United States 1,800,000 1,962,879
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 2,700,000 2,705,779
1.75%, 1/31/23 ..................................... United States 2,700,000 2,704,752
2.75%, 2/15/24 ..................................... United States 3,700,000 3,729,268
j
0.625%, 1/15/26 ..................................... United States 2,800,000 3,533,284
1.125%, 2/28/27 ..................................... United States 5,500,000 5,161,620
Total U.S. Government and Agency Securities (Cost $24,731,513) .................
23,857,824
Asset-Backed Securities 7.2%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 86,400 85,394
Consumer Finance 0.4%
k
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.68% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 . .................. United States 1,494,000 1,495,427
Diversified Financial Services 6.8%
g,k
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.904% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 1,455,000 1,439,136
g,k
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.404% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 700,000 693,047
g,k
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 3.349% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 1,000,000 959,743
g,k
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 600,000 EUR 657,056
g,k
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.754% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 460,000 457,012
g,k
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.341% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 . .................. United States 1,408,860 1,399,298
g,k
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.141% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 . ........ United States 300,000 284,244
g,k
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.441% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 1,213,000 1,198,457
g,k
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 1.691% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 . ......................... United States 1,500,000 1,475,674
g,l
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.33%, 1/15/45 ................. United States 262,529 256,891
2019-52, PT, 144A, FRN, 16.52%, 1/15/45 ................. United States 285,206 280,927

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,l
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-S8, PT, 144A, FRN, 9.765%, 1/15/45 ................. United States 182,667 $ 176,815
2020-2, PT, 144A, FRN, 15.67%, 3/15/45 .................. United States 266,949 261,544
2020-7, PT, 144A, FRN, 15.955%, 4/17/45 ................. United States 152,886 148,000
g,k
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.091% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 . ......................... United States 300,000 290,614
g,k
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 1.281% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 2,400,000 2,319,675
g,k
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.191% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 . ......................... United States 250,000 246,916
g,k
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 2.259% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 . .......................... United States 400,000 399,354
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,261,401 1,160,690
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 475,966 453,523
g,k
LCM 26 Ltd. , 26A , B , 144A, FRN , 1.654% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 . ..................................... United States 250,000 247,095
g,k
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.841%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 346,912
17A, CRR, 144A, FRN, 2.341%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 315,798
g,k
LCM XVIII LP , 18A , DR , 144A, FRN , 3.054% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 . .................................... United States 770,000 738,763
g,k
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 . .................... Ireland 400,000 EUR 440,377
g,k
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 1.641% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 . .......................... United States 1,500,000 1,480,172
g,k
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 1.348% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 591,108 588,687
g,k
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
2.059% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 250,000 249,980
g,k
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.211% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 500,000 496,294
g,k
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.108% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 . ........... United States 400,000 392,071
g,k
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.204% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 . ........... United States 1,000,000 946,916
g,l
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 165,494 167,281
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 187,555 183,310
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 48,743 47,976
g,k
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.441% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 1,300,000 1,299,384
g,l
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.732% , 2/15/26 . ................................... United States 151,340 153,018
g,k
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 2.108%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 766,181
2014-1A, CR2, 144A, FRN, 3.041%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 1,000,000 927,038
24,345,869
a a a a a a
Total Asset-Backed Securities (Cost $26,480,547) ...............................
25,926,690

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.5%
Diversified Financial Services 0.5%
g,k
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 1.097%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 250,000 $ 243,904
2021-VOLT, B, 144A, FRN, 1.347%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 392,072
2022-LP2, A, 144A, FRN, 1.318%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 950,000 932,549
l
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.61% , 7/10/38 . United States 186,216 151,454
1,719,979
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,775,547) .................
1,719,979
Mortgage-Backed Securities 1.2%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,773 4,769
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 102,138 109,753
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 71,042 76,530
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 62,510 67,912
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 8,679 9,384
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,126 1,218
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 132 146
264,943
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.284%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 35,310 35,688
Federal National Mortgage Association (FNMA) Fixed Rate 1.1%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 201 200
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 20,190 21,468
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 2,187,819 2,155,834
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,574,550 1,648,581
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 62,372 67,861
3,893,944
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 93,604 102,741
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 10,312 10,373
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 873 951
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,818 1,825
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 26,234 28,457
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 38,790 43,091
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 16,593 18,227
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 5,512 5,919
211,584
Total Mortgage-Backed Securities (Cost $4,461,577) .............................
4,410,928
Municipal Bonds 0.8%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 210,000 201,789
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 695,000 739,528

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 345,000 $ 342,591
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 535,000 547,271
New York State Dormitory Authority , State University of New York
Dormitory Facilities , Revenue , 2019 B , Refunding , 3.142% ,
7/01/43 ........................................... United States 305,000 288,649
835,920
Ohio 0.0%
†
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 190,000 174,558
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 535,000 488,184
Texas 0.1%
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 190,000 182,741
Total Municipal Bonds (Cost $2,998,284) .......................................
2,965,311
Residential Mortgage-Backed Securities 6.8%
Diversified Financial Services 2.2%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 215,126 215,879
l
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 471,954 466,783
g,l
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 119,391 119,980
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 266,700 267,358
g,l
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,486,651 1,432,815
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 462,425 445,435
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 842,947 811,975
g,l
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.496% ,
4/25/66 ........................................... United States 814,512 815,139
g,l
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 303,671 292,491
g,l
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 941,200 906,549
g,l
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 177,488 175,126
g,l
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,841,716 1,767,746
7,717,276
a a a a a a
Thrifts & Mortgage Finance 4.6%
k
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.707%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 851,892 862,553
2014-DN2, M3, FRN, 4.057%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,142,810 1,149,849
2014-DN3, M3, FRN, 4.457%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 43,357 44,032
2014-DN4, M3, FRN, 5.007%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 272,543 277,605

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
k
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-HQ1, M3, FRN, 4.557%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 11,715 $ 11,717
2015-DNA1, M3, FRN, 3.757%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 65,937 66,838
2015-DNA3, M3, FRN, 5.157%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 921,567 961,521
2016-DNA2, M3, FRN, 5.107%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 779,830 810,090
k
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.707%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 103,661 106,920
2014-C01, M2, FRN, 4.857%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 179,173 185,429
2014-C02, 1M2, FRN, 3.057%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 563,555 564,659
2014-C02, 2M2, FRN, 3.057%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 195,775 195,663
2014-C03, 1M2, FRN, 3.457%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,122,436 1,128,918
2014-C03, 2M2, FRN, 3.357%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 32,411 32,431
2015-C01, 1M2, FRN, 4.757%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 230,799 232,769
2015-C02, 1M2, FRN, 4.457%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 585,944 586,716
2015-C03, 1M2, FRN, 5.457%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 831,483 846,582
2015-C03, 2M2, FRN, 5.457%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 6,893 6,894
2016-C01, 1M2, FRN, 7.207%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 149,332 159,870
2016-C02, 1M2, FRN, 6.457%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 930,409 981,364
2016-C03, 1M2, FRN, 5.757%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 759,963 791,754
2016-C05, 2M2, FRN, 4.907%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 789,019 819,932
2016-C06, 1M2, FRN, 4.707%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 252,177 263,451
2016-C07, 2M2, FRN, 4.807%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 619,085 645,634
2017-C01, 1M2, FRN, 4.007%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 1,116,726 1,137,806
2017-C03, 1M2, FRN, 3.457%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,952,207 1,995,070
2017-C04, 2M2, FRN, 3.307%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 505,026 514,124
2017-C05, 1M2, FRN, 2.657%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,323,401 1,331,143
16,711,334
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $25,652,695) .................
24,428,610
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following marketplace loans outstanding.
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 $ 4,253
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
Total Escrows and Litigation Trusts (Cost $243,000) .............................
4,253
Total Long Term Investments (Cost $362,490,196) ...............................
339,638,785
a
Short Term Investments 4.5%
a a
Country Shares
a
Value
a
Money Market Funds 4.5%
d,n
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 16,174,015 16,174,015
Total Money Market Funds (Cost $16,174,015) ..................................
16,174,015
Total Short Term Investments (Cost $16,174,015 ) ................................
16,174,015
a
Total Investments (Cost $378,664,211) 98.9% ...................................
$355,812,800
Other Assets, less Liabilities 1.1% .............................................
4,120,145
Net Assets 100.0% ...........................................................
$359,932,945
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $179,616,051, representing 49.9% of net assets.
h
The coupon rate shown represents the rate at period end.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount of security is adjusted for inflation.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgag-
es pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
n
The rate shown is the annualized seven-day effective yield at period end.
Description
Principal
Amount Value
Marketplace Loans - 2.2%
Freedom Financial Asset Management LLC
APP-10147734.FP.FTS.B, 19.99%, 8/12/23 . $ 16,000 $ 16,320
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 . 8,163 8,282
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 . 6,804 6,904
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12212149.FP.FTS.B, 18.99%, 1/22/24 . $ 8,756 $ 8,858
APP-11814690.FP.FTS.B, 5.99%, 2/03/24 .. 9,215 9,360
APP-12232118.FP.FTS.B, 5.99%, 3/05/24 .. 7,885 8,018

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11925836.FP.FTS.B, 5.99%, 3/12/24 .. $ 7,217 $ 7,347
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 . 9,205 9,315
APP-10844146.FP.FTS.B, 23.99%, 10/18/24 8,588 8,535
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 . 20,202 20,483
APP-11766036.FP.FTS.B, 23.74%, 12/18/24 23,403 23,428
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 11,200 11,261
APP-11733551.FP.FTS.B, 9.74%, 12/20/24 . 14,639 14,859
APP-11763348.FP.FTS.B, 10.24%, 12/20/24 25,030 25,394
APP-11744311.FP.FTS.B, 13.74%, 12/23/24 32,490 32,932
APP-11765697.FP.FTS.B, 16.99%, 12/24/24 10,405 10,516
APP-11751433.FP.FTS.B, 23.74%, 12/24/24 23,865 24,067
APP-12220276.FP.FTS.B, 17.49%, 1/17/25 . 14,080 14,177
APP-11798383.FP.FTS.B, 19.99%, 2/01/25 . 9,912 9,965
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 .. 17,669 17,972
APP-11765858.FP.FTS.B, 19.49%, 2/06/25 . 15,913 15,987
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 .. 16,331 16,616
APP-11818700.FP.FTS.B, 17.74%, 2/08/25 . 20,176 20,239
APP-11817363.FP.FTS.B, 25.49%, 2/11/25 . 9,693 9,733
APP-11948847.FP.FTS.B, 11.74%, 3/08/25 . 30,519 31,037
APP-12139795.FP.FTS.B, 9.74%, 3/10/25 .. 12,952 13,261
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 15,029 15,128
APP-11765263.FP.FTS.B, 19.49%, 12/24/25 11,483 11,605
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 .. 38,745 39,443
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 . 19,418 19,732
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 . 18,401 18,750
APP-11804417.FP.FTS.B, 18.49%, 2/12/26 . 9,175 5,017
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 . 12,790 13,018
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 . 24,445 24,848
APP-12271080.FP.FTS.B, 12.49%, 3/10/26 . 16,988 17,307
APP-10854367.FP.FTS.B, 20.49%, 10/17/26 19,615 6,720
APP-10567981.FP.FTS.B, 9.99%, 10/30/26 . 27,273 27,742
APP-10571729.FP.FTS.B, 19.99%, 11/03/26 14,500 1,310
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 39,653 40,363
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 44,621 45,290
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 23,459 23,610
APP-11757515.FP.FTS.B, 17.49%, 12/24/26 18,963 19,165
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 48,097 48,906
APP-11813151.FP.FTS.B, 20.99%, 12/30/26 12,253 12,362
APP-11822469.FP.FTS.B, 22.49%, 12/30/26 10,895 11,076
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 . 48,666 49,103
APP-12016647.FP.FTS.B, 16.99%, 1/25/27 . 19,496 19,709
APP-11764848.FP.FTS.B, 16.49%, 2/05/27 . 14,014 14,248
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 . 19,684 19,828
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 . 17,839 17,826
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 . 34,213 34,839
APP-11801122.FP.FTS.B, 16.49%, 2/10/27 . 19,648 19,993
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 . 9,850 9,980
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 . 19,380 19,741
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 . 26,309 26,491
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 . 29,751 30,343
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 . 42,671 43,574
APP-12119709.FP.FTS.B, 18.24%, 3/13/27 . 34,790 35,408
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 . 19,956 20,266
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 . 20,898 21,312
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 . 15,795 16,142
1,195,061
Description
Principal
Amount Value
LendingClub Corp. - LCX
159222008.LC.FTS.B, 14.3%, 9/26/22 .... $ 1,581 $ 1,592
159930422.LC.FTS.B, 16.12%, 11/14/22 ... 3,117 304
161884359.LC.FTS.B, 16.12%, 11/14/22 ... 2,454 2,430
162579504.LC.FTS.B, 12.4%, 12/02/22 .... 4,819 452
162701954.LC.FTS.B, 10.33%, 12/03/22 ... 2,614 2,552
163168705.LC.FTS.B, 17.74%, 12/13/22 ... 15,022 14,537
165475303.LC.FTS.B, 8.19%, 1/24/23 .... 1,605 1,586
165393871.LC.FTS.B, 11.02%, 1/24/23 .... 4,984 4,890
165581669.LC.FTS.B, 7.56%, 1/27/23 .... 4,431 4,268
165690410.LC.FTS.B, 15.24%, 1/28/23 .... 1,623 1,596
165696133.LC.FTS.B, 17.74%, 1/28/23 .... 3,681 3,564
165816008.LC.FTS.B, 13.08%, 1/31/23 .... 12,155 11,829
166043155.LC.FTS.B, 14.3%, 2/03/23 .... 1,724 1,678
165951879.LC.FTS.B, 16.12%, 2/03/23 .... 1,271 1,253
165954960.LC.FTS.B, 16.12%, 2/03/23 .... 5,680 5,573
165983963.LC.FTS.B, 16.95%, 2/03/23 .... 3,916 3,798
165960294.LC.FTS.B, 25.65%, 2/03/23 .... 5,380 5,269
166186603.LC.FTS.B, 8.81%, 2/07/23 .... 3,194 3,148
166275848.LC.FTS.B, 14.3%, 2/07/23 .... 10,557 10,299
166294895.LC.FTS.B, 20.55%, 2/10/23 .... 3,732 3,647
166308005.LC.FTS.B, 20.55%, 2/10/23 .... 2,820 2,730
166918483.LC.FTS.B, 15.24%, 2/18/23 .... 5,932 5,523
166957411.LC.FTS.B, 15.24%, 2/19/23 .... 536 496
166662631.LC.FTS.B, 20.55%, 2/21/23 .... 2,235 2,206
167028247.LC.FTS.B, Zero Cpn , 2/28/23 .. 9,765 935
167087907.LC.FTS.B, 18.62%, 2/28/23 .... 7,023 6,804
167225770.LC.FTS.B, 25.65%, 2/28/23 .... 1,947 1,921
167497337.LC.FTS.B, 10.33%, 3/03/23 .... 6,330 6,139
167701933.LC.FTS.B, 10.33%, 3/03/23 .... 4,786 4,644
168221172.LC.FTS.B, 8.81%, 3/12/23 ..... 3,090 2,957
168570207.LC.FTS.B, 14.3%, 4/14/23 .... 2,106 2,003
158759739.LC.FTS.B, 16.12%, 9/17/24 .... 13,961 13,359
161777786.LC.FTS.B, 8.19%, 11/21/24 .... 16,291 13,153
165633933.LC.FTS.B, 11.02%, 1/28/25 .... 12,656 11,989
165206225.LC.FTS.B, 11.02%, 2/03/25 .... 5,249 5,043
165313131.LC.FTS.B, 11.02%, 2/03/25 .... 20,689 19,560
166049294.LC.FTS.B, 14.3%, 2/03/25 .... 7,769 7,341
165199936.LC.FTS.B, 18.62%, 2/03/25 .... 22,383 20,842
165954765.LC.FTS.B, 20.55%, 2/03/25 .... 9,004 8,553
164287317.LC.FTS.B, 15.24%, 2/04/25 .... 24,835 8,930
166979816.LC.FTS.B, 15.24%, 2/24/25 .... 10,288 9,684
167431383.LC.FTS.B, 13.08%, 2/27/25 .... 4,158 3,799
167106425.LC.FTS.B, 18.62%, 2/28/25 .... 6,287 5,939
166998785.LC.FTS.B, 20.55%, 2/28/25 .... 177 173
248,988
LendingClub Corp. - LCX PM
171026131.LC.FTS.B, 14.02%, 10/08/23 ... 12,749 12,351
171023265.LC.FTS.B, 17.3%, 10/08/23 .... 3,356 3,195
171077226.LC.FTS.B, 10.19%, 10/13/23 ... 1,406 1,329
172927033.LC.FTS.B, 10.81%, 12/24/23 ... 4,977 4,829
173276655.LC.FTS.B, 18.24%, 12/24/23 ... 3,240 3,139
174324177.LC.FTS.B, 14.99%, 2/03/24 .... 3,446 3,381
173602157.LC.FTS.B, 16.99%, 2/03/24 .... 5,565 5,445
170715926.LC.FTS.B, 16.08%, 10/13/25 ... 11,884 11,512
170676409.LC.FTS.B, 17.3%, 10/13/25 .... 9,570 9,123
171176757.LC.FTS.B, 18.24%, 10/13/25 ... 8,097 7,747
172371391.LC.FTS.B, 15.4%, 12/24/25 .... 20,319 19,326

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
174285582.LC.FTS.B, 15.99%, 2/03/26 .... $ 16,903 $ 15,970
174350163.LC.FTS.B, 18.44%, 2/03/26 .... 11,197 10,918
174329530.LC.FTS.B, 20.49%, 2/03/26 .... 8,602 8,361
116,626
Prosper Funding LLC
1606280.PS.FTS.B, 14.7%, 8/17/24 ...... 1,676 1,613
1611508.PS.FTS.B, 15.4%, 8/20/24 ...... 4,197 4,045
1612567.PS.FTS.B, 24.6%, 8/23/24 ...... 1,715 1,659
1620408.PS.FTS.B, 12.5%, 8/24/24 ...... 29,171 28,389
1623671.PS.FTS.B, 25.71%, 9/21/24 ..... 8,806 8,496
1628458.PS.FTS.B, 18.5%, 9/22/24 ...... 4,342 4,191
1627820.PS.FTS.B, 12.15%, 9/28/24 ..... 4,285 4,182
1627811.PS.FTS.B, 13.05%, 9/28/24 ..... 17,174 16,762
1638201.PS.FTS.B, 13.3%, 9/28/24 ...... 8,592 8,385
1631458.PS.FTS.B, 14.19%, 9/28/24 ..... 3,013 2,970
1638657.PS.FTS.B, 16.1%, 9/28/24 ...... 1,728 1,674
1628909.PS.FTS.B, 17.96%, 9/29/24 ..... 6,682 6,472
1639785.PS.FTS.B, 13.1%, 9/30/24 ...... 8,830 8,723
1629401.PS.FTS.B, 13.5%, 9/30/24 ...... 5,318 5,270
1647438.PS.FTS.B, 19.71%, 10/13/24 .... 17,863 17,169
1648558.PS.FTS.B, 14.63%, 10/27/24 .... 13,281 12,890
1645598.PS.FTS.B, 16.2%, 10/27/24 ..... 8,170 7,913
1657122.PS.FTS.B, 10.8%, 10/29/24 ..... 6,330 6,195
1656696.PS.FTS.B, 11.7%, 10/29/24 ..... 11,771 11,520
1646444.PS.FTS.B, 13%, 10/29/24 ....... 354 354
1651234.PS.FTS.B, 13.7%, 11/01/24 ..... 3,455 3,334
1654279.PS.FTS.B, 12.4%, 11/05/24 ..... 8,152 7,952
1661070.PS.FTS.B, 13.36%, 11/05/24 ..... 3,628 3,539
1660959.PS.FTS.B, 14%, 11/05/24 ....... 1,552 1,504
1660953.PS.FTS.B, 14.09%, 11/05/24 ..... 13,618 13,151
1650965.PS.FTS.B, 18.41%, 11/05/24 ..... 9,028 8,717
1653314.PS.FTS.B, 13.2%, 11/09/24 ..... 2,720 2,656
1666848.PS.FTS.B, 10.8%, 11/10/24 ..... 9,500 9,308
1650962.PS.FTS.B, 13.81%, 11/29/24 ..... 9,132 8,945
1686771.PS.FTS.B, 12%, 12/16/24 ....... 6,040 5,931
1679839.PS.FTS.B, 12.76%, 12/16/24 .... 4,310 4,239
1680232.PS.FTS.B, 15.5%, 12/16/24 ..... 18,660 18,182
1674092.PS.FTS.B, 16.2%, 12/16/24 ..... 7,019 6,846
1687101.PS.FTS.B, 17.28%, 12/16/24 .... 23,359 22,641
1679833.PS.FTS.B, 17.54%, 12/16/24 .... 7,477 7,247
1686723.PS.FTS.B, 18.4%, 12/16/24 ..... 1,845 1,788
1673696.PS.FTS.B, 24.3%, 12/16/24 ..... 6,585 6,364
1688400.PS.FTS.B, 15.4%, 12/20/24 ..... 1,865 1,820
1681375.PS.FTS.B, 16.02%, 12/20/24 .... 1,866 1,813
1690251.PS.FTS.B, 13.66%, 12/22/24 .... 8,378 8,239
1677551.PS.FTS.B, 18.09%, 12/22/24 .... 1,870 1,819
1694566.PS.FTS.B, 10.67%, 1/13/25 ..... 14,246 14,039
1701345.PS.FTS.B, 11.4%, 1/13/25 ...... 9,524 9,384
1688540.PS.FTS.B, 12.3%, 1/13/25 ...... 9,513 9,374
1695034.PS.FTS.B, 14.89%, 1/13/25 ..... 4,773 4,672
1701777.PS.FTS.B, 15.1%, 1/13/25 ...... 6,683 6,542
1701351.PS.FTS.B, 16.1%, 1/13/25 ...... 1,911 1,870
1694578.PS.FTS.B, 19.83%, 1/13/25 ..... 4,309 4,217
1702155.PS.FTS.B, 15.21%, 1/14/25 ..... 4,774 4,675
1692122.PS.FTS.B, 13%, 1/19/25 ........ 29,555 29,166
1705446.PS.FTS.B, 21.69%, 1/20/25 ..... 1,917 1,870
1688531.PS.FTS.B, 16.02%, 1/26/25 ..... 13,452 13,206
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1689941.PS.FTS.B, 19.2%, 1/28/25 ...... $ 14,467 $ 14,207
1714693.PS.FTS.B, 12.4%, 2/15/25 ...... 11,225 11,121
1721022.PS.FTS.B, 14.39%, 2/15/25 ..... 3,418 3,372
1721001.PS.FTS.B, 18.6%, 2/15/25 ...... 8,800 8,646
1714705.PS.FTS.B, 18.8%, 2/15/25 ...... 7,823 7,716
1720980.PS.FTS.B, 19.56%, 2/15/25 ..... 6,357 6,246
1721616.PS.FTS.B, 19.83%, 2/15/25 ..... 7,825 7,717
1708034.PS.FTS.B, 20.01%, 2/15/25 ..... 4,891 4,805
1721031.PS.FTS.B, 20.4%, 2/15/25 ...... 1,957 1,922
1722672.PS.FTS.B, 10.5%, 2/16/25 ...... 5,853 5,801
1722483.PS.FTS.B, 15.4%, 2/16/25 ...... 19,539 19,282
1722186.PS.FTS.B, 24.4%, 2/16/25 ...... 8,324 8,164
1710260.PS.FTS.B, 22.6%, 2/17/25 ...... 1,958 1,922
1724151.PS.FTS.B, 14.41%, 2/22/25 ..... 3,907 3,877
1718530.PS.FTS.B, 24.4%, 2/22/25 ...... 3,917 3,857
1721323.PS.FTS.B, 16.4%, 2/24/25 ...... 6,841 6,771
1605968.PS.FTS.B, 14.29%, 8/17/26 ..... 6,871 6,592
1605953.PS.FTS.B, 14.7%, 8/17/26 ...... 22,926 21,994
1605959.PS.FTS.B, 18.73%, 8/17/26 ..... 18,498 17,743
1618044.PS.FTS.B, 15.1%, 8/19/26 ...... 9,898 9,550
1611667.PS.FTS.B, 12.6%, 8/20/26 ...... 5,933 5,768
1608710.PS.FTS.B, 15.5%, 8/23/26 ...... 5,512 5,299
1620345.PS.FTS.B, 13.2%, 8/24/26 ...... 10,510 10,228
1620426.PS.FTS.B, 20%, 8/24/26 ........ 19,473 18,610
1613827.PS.FTS.B, 12.5%, 8/25/26 ...... 5,090 5,099
1610432.PS.FTS.B, 14.03%, 8/25/26 ..... 5,952 5,793
1622637.PS.FTS.B, 12.7%, 8/27/26 ...... 6,390 6,223
1622940.PS.FTS.B, 13.7%, 8/30/26 ...... 11,132 10,977
1624202.PS.FTS.B, 11.79%, 9/21/26 ..... 17,553 17,110
1625048.PS.FTS.B, 16.18%, 9/22/26 ..... 26,642 25,674
1632445.PS.FTS.B, 15.18%, 9/29/26 ..... 14,041 13,711
1644830.PS.FTS.B, 10.5%, 10/26/26 ..... 4,500 4,490
1648285.PS.FTS.B, 12.62%, 10/26/26 .... 7,505 7,345
1644821.PS.FTS.B, 16.18%, 10/26/26 .... 13,208 12,792
1644836.PS.FTS.B, 18.5%, 10/26/26 ..... 6,153 5,917
1648942.PS.FTS.B, 11.89%, 10/27/26 ..... 6,091 5,962
1645184.PS.FTS.B, 16.9%, 10/27/26 ..... 1,694 1,663
1645643.PS.FTS.B, 18.5%, 10/27/26 ..... 10,413 10,019
1645601.PS.FTS.B, 26.13%, 10/27/26 .... 4,781 4,617
1646399.PS.FTS.B, 10.5%, 10/28/26 ..... 10,284 10,069
1655937.PS.FTS.B, 12%, 10/28/26 ....... 18,744 18,169
1657248.PS.FTS.B, 10.5%, 10/29/26 ..... 23,711 23,221
1646459.PS.FTS.B, 11.89%, 10/29/26 ..... 9,503 9,306
1646507.PS.FTS.B, 16%, 10/29/26 ....... 15,285 14,820
1647191.PS.FTS.B, 16.32%, 10/29/26 .... 11,564 11,212
1654273.PS.FTS.B, 11.4%, 11/05/26 ...... 14,235 13,909
1661067.PS.FTS.B, 12.3%, 11/05/26 ..... 9,501 9,283
1660821.PS.FTS.B, 12.5%, 11/05/26 ..... 14,256 13,928
1654288.PS.FTS.B, 15.29%, 11/05/26 ..... 9,433 9,108
1661382.PS.FTS.B, 16.7%, 11/05/26 ..... 4,776 4,563
1660956.PS.FTS.B, 18.25%, 11/05/26 ..... 6,699 6,399
1654507.PS.FTS.B, 18.6%, 11/05/26 ..... 11,270 10,763
1651610.PS.FTS.B, 10.8%, 11/08/26 ..... 9,957 9,735
1664763.PS.FTS.B, 13.8%, 11/08/26 ..... 4,848 4,700
1666497.PS.FTS.B, 13.8%, 11/09/26 ..... 14,279 13,807
1666914.PS.FTS.B, 11.89%, 11/10/26 ..... 9,496 9,289
1660294.PS.FTS.B, 15.2%, 11/15/26 ..... 11,443 11,068
1664083.PS.FTS.B, 11.6%, 11/17/26 ...... 7,594 7,440

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1679851.PS.FTS.B, 10.9%, 12/16/26 ..... $ 17,307 $ 17,016
1673693.PS.FTS.B, 12.5%, 12/16/26 ..... 15,788 15,524
1686732.PS.FTS.B, 12.62%, 12/16/26 .... 4,815 4,734
1686756.PS.FTS.B, 20.08%, 12/16/26 .... 7,271 7,027
1673687.PS.FTS.B, 25.6%, 12/16/26 ..... 9,735 9,408
1674302.PS.FTS.B, 18.33%, 12/17/26 .... 22,265 21,532
1674281.PS.FTS.B, 21%, 12/17/26 ....... 2,910 2,816
1675325.PS.FTS.B, 14%, 12/20/26 ....... 19,293 18,827
1695804.PS.FTS.B, 10.8%, 1/04/27 ...... 4,870 4,795
1694569.PS.FTS.B, 10.5%, 1/13/27 ...... 6,817 6,726
1701348.PS.FTS.B, 11.1%, 1/13/27 ...... 4,871 4,806
1688537.PS.FTS.B, 13.7%, 1/13/27 ...... 10,246 10,035
1695025.PS.FTS.B, 14.2%, 1/13/27 ...... 21,474 21,032
1701774.PS.FTS.B, 19.3%, 1/13/27 ...... 7,831 7,614
1702140.PS.FTS.B, 11.55%, 1/14/27 ..... 14,618 14,425
1703079.PS.FTS.B, 10.5%, 1/18/27 ...... 13,537 13,371
1689971.PS.FTS.B, 11.6%, 1/18/27 ...... 7,796 7,700
1691666.PS.FTS.B, 11.88%, 1/19/27 ..... 7,798 7,703
1705047.PS.FTS.B, 17.54%, 1/19/27 ..... 14,669 14,308
1704972.PS.FTS.B, 24.18%, 1/19/27 ..... 6,868 6,695
1692578.PS.FTS.B, 13.1%, 1/20/27 ...... 3,856 3,811
1699192.PS.FTS.B, 14.6%, 1/20/27 ...... 33,734 33,124
1694423.PS.FTS.B, 15%, 1/24/27 ........ 14,648 14,402
1700734.PS.FTS.B, 16.2%, 1/24/27 ...... 24,430 24,018
1702129.PS.FTS.B, 12.7%, 1/25/27 ...... 6,827 6,753
1709019.PS.FTS.B, 19%, 1/25/27 ........ 11,744 11,491
1702634.PS.FTS.B, 21.95%, 2/04/27 ..... 13,849 13,490
1721025.PS.FTS.B, 10.53%, 2/15/27 ..... 1,973 1,957
1720992.PS.FTS.B, 10.9%, 2/15/27 ...... 3,453 3,424
1714696.PS.FTS.B, 12.6%, 2/15/27 ...... 9,871 9,787
1708016.PS.FTS.B, 12.62%, 2/15/27 ..... 19,742 19,575
1720968.PS.FTS.B, 12.62%, 2/15/27 ..... 19,742 19,575
1714699.PS.FTS.B, 16.1%, 2/15/27 ...... 9,880 9,751
1715326.PS.FTS.B, 16.83%, 2/15/27 ..... 16,304 16,016
1709558.PS.FTS.B, 13.4%, 2/16/27 ...... 17,772 17,548
1709231.PS.FTS.B, 13.7%, 2/16/27 ...... 14,317 14,137
1716949.PS.FTS.B, 11.77%, 2/17/27 ..... 14,804 14,685
1711397.PS.FTS.B, 18.15%, 2/22/27 ..... 17,792 17,601
1,430,552
Upstart Network, Inc.
L1739433.UP.FTS.B, 8.57%, 9/20/24 ..... 5,782 5,744
L1738924.UP.FTS.B, 15.39%, 9/20/24 ..... 863 854
FW1739398.UP.FTS.B, 20.17%, 9/20/24 ... 3,485 3,440
FW1738604.UP.FTS.B, 22.34%, 9/20/24 ... 3,006 2,965
FW1739127.UP.FTS.B, 25.16%, 9/20/24 ... 27,065 26,691
L1915199.UP.FTS.B, 6.41%, 10/25/24 ..... 14,394 14,326
FW1915250.UP.FTS.B, 12.04%, 10/25/24 .. 44,068 43,831
L1914801.UP.FTS.B, 12.09%, 10/25/24 .... 4,406 4,382
FW1915226.UP.FTS.B, 13.65%, 10/25/24 .. 1,326 1,319
L1914567.UP.FTS.B, 16.17%, 10/25/24 .... 2,903 2,877
FW1914469.UP.FTS.B, 17.25%, 10/25/24 .. 3,650 3,616
L1914732.UP.FTS.B, 17.66%, 10/25/24 .... 8,901 8,827
L1915220.UP.FTS.B, 18.87%, 10/25/24 .... 4,325 4,285
FW1914760.UP.FTS.B, 27.19%, 10/25/24 .. 1,808 1,788
L2056491.UP.FTS.B, 7.95%, 11/16/24 ..... 1,348 1,339
L2055423.UP.FTS.B, 8.44%, 11/16/24 ..... 4,863 4,833
L2052631.UP.FTS.B, 8.92%, 11/16/24 ..... 4,506 4,478
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2056962.UP.FTS.B, 9.24%, 11/16/24 ... $ 9,016 $ 8,960
L2054750.UP.FTS.B, 10.22%, 11/16/24 .... 4,506 4,478
L2052610.UP.FTS.B, 11.6%, 11/16/24 ..... 2,714 2,696
L2057377.UP.FTS.B, 13.89%, 11/16/24 .... 1,815 1,803
L2057046.UP.FTS.B, 15.77%, 11/16/24 .... 2,730 2,701
L2057137.UP.FTS.B, 15.78%, 11/16/24 .... 3,634 3,595
L2052838.UP.FTS.B, 16.45%, 11/16/24 .... 1,366 1,352
L2053269.UP.FTS.B, 18.64%, 11/16/24 .... 1,827 1,807
L2055155.UP.FTS.B, 20.16%, 11/16/24 .... 4,576 4,515
FW2054947.UP.FTS.B, 21.35%, 11/16/24 .. 1,650 1,628
L2057159.UP.FTS.B, 22.2%, 11/16/24 ..... 9,070 8,944
L2057081.UP.FTS.B, 23.41%, 11/16/24 .... 2,114 2,085
FW2053330.UP.FTS.B, 28.78%, 11/16/24 .. 1,202 1,186
FW2056543.UP.FTS.B, 29.23%, 11/16/24 .. 1,296 1,278
FW2055081.UP.FTS.B, 29.29%, 11/16/24 .. 5,553 5,478
L2242043.UP.FTS.B, 6.01%, 12/13/24 ..... 923 919
L2242235.UP.FTS.B, 6.04%, 12/13/24 ..... 3,231 3,215
FW2242510.UP.FTS.B, 7.1%, 12/13/24 .... 8,322 8,288
L2233888.UP.FTS.B, 7.98%, 12/13/24 ..... 5,551 5,519
L2241803.UP.FTS.B, 9.3%, 12/13/24 ..... 18,532 18,424
L2242451.UP.FTS.B, 10.48%, 12/13/24 .... 928 922
L2241531.UP.FTS.B, 11.26%, 12/13/24 .... 6,500 6,457
L2242595.UP.FTS.B, 11.8%, 12/13/24 ..... 2,323 2,309
L2242354.UP.FTS.B, 13.2%, 12/13/24 ..... 2,791 2,775
L2241741.UP.FTS.B, 14.61%, 12/13/24 .... 4,008 3,966
L2242471.UP.FTS.B, 15.28%, 12/13/24 .... 897 887
L2242159.UP.FTS.B, 16.13%, 12/13/24 .... 1,396 1,381
L2242679.UP.FTS.B, 16.66%, 12/13/24 .... 3,733 3,694
L2242317.UP.FTS.B, 18.48%, 12/13/24 .... 5,613 5,554
L2241963.UP.FTS.B, 18.55%, 12/13/24 .... 3,087 3,055
FW2242424.UP.FTS.B, 20.03%, 12/13/24 .. 918 908
L2241965.UP.FTS.B, 20.43%, 12/13/24 .... 1,878 1,860
FW2242278.UP.FTS.B, 21.84%, 12/13/24 .. 939 926
L2228456.UP.FTS.B, 22.2%, 12/13/24 ..... 5,092 5,022
L2242250.UP.FTS.B, 22.23%, 12/13/24 .... 3,192 3,150
L2241739.UP.FTS.B, 23.45%, 12/13/24 .... 1,410 1,391
FW2242239.UP.FTS.B, 24.53%, 12/13/24 .. 941 928
L2242692.UP.FTS.B, 25.15%, 12/13/24 .... 14,121 13,934
L2242027.UP.FTS.B, 25.21%, 12/13/24 .... 7,415 4,454
FW2242714.UP.FTS.B, 26.37%, 12/13/24 .. 5,183 5,115
FW2241794.UP.FTS.B, 28.26%, 12/13/24 .. 2,834 2,797
FW2241887.UP.FTS.B, 28.39%, 12/13/24 .. 2,832 2,795
FW2242021.UP.FTS.B, 29.12%, 12/13/24 .. 1,489 1,465
FW2465310.UP.FTS.B, 5.02%, 1/19/25 .... 2,742 2,733
L2465354.UP.FTS.B, 5.14%, 1/19/25 ..... 1,371 1,366
L2465718.UP.FTS.B, 5.3%, 1/19/25 ...... 7,491 7,467
L2465958.UP.FTS.B, 5.34%, 1/19/25 ..... 4,266 4,252
L2465631.UP.FTS.B, 5.44%, 1/19/25 ..... 1,043 1,040
L2464613.UP.FTS.B, 5.52%, 1/19/25 ..... 2,371 2,364
L2465653.UP.FTS.B, 5.58%, 1/19/25 ..... 28,430 28,340
L2460890.UP.FTS.B, 5.68%, 1/19/25 ..... 9,485 9,455
L2465894.UP.FTS.B, 5.74%, 1/19/25 ..... 5,691 5,673
L2465895.UP.FTS.B, 5.84%, 1/19/25 ..... 3,320 3,310
FW2465707.UP.FTS.B, 6.24%, 1/19/25 .... 1,423 1,419
L2465121.UP.FTS.B, 6.53%, 1/19/25 ..... 14,783 14,734
L2464359.UP.FTS.B, 6.66%, 1/19/25 ..... 5,695 5,678
L2465247.UP.FTS.B, 6.82%, 1/19/25 ..... 1,234 1,230
L2466095.UP.FTS.B, 7.07%, 1/19/25 ..... 2,848 2,840

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2465710.UP.FTS.B, 7.96%, 1/19/25 .... $ 1,045 $ 1,042
L2465847.UP.FTS.B, 8.05%, 1/19/25 ..... 28,504 28,400
L2464679.UP.FTS.B, 9.11%, 1/19/25 ...... 7,321 7,291
L2466062.UP.FTS.B, 9.54%, 1/19/25 ..... 3,000 781
L2464979.UP.FTS.B, 10.54%, 1/19/25 ..... 7,614 7,588
L2465916.UP.FTS.B, 11.44%, 1/19/25 ..... 4,762 4,746
L2465662.UP.FTS.B, 11.74%, 1/19/25 ..... 4,858 4,839
FW2465131.UP.FTS.B, 12.69%, 1/19/25 ... 11,363 11,316
L2465754.UP.FTS.B, 16.74%, 1/19/25 ..... 958 953
L2465570.UP.FTS.B, 17.93%, 1/19/25 ..... 19,129 19,007
FW2465119.UP.FTS.B, 19.64%, 1/19/25 ... 5,149 5,113
L2462700.UP.FTS.B, 20.56%, 1/19/25 ..... 14,370 14,254
L2464723.UP.FTS.B, 20.66%, 1/19/25 ..... 4,779 4,740
L2466210.UP.FTS.B, 20.93%, 1/19/25 ..... 14,948 14,855
L2465879.UP.FTS.B, 21.67%, 1/19/25 ..... 959 951
FW2676316.UP.FTS.B, 6.01%, 2/22/25 .... 5,838 5,826
FW2675522.UP.FTS.B, 6.74%, 2/22/25 .... 1,657 1,653
L2675489.UP.FTS.B, 9.63%, 2/22/25 ..... 14,629 14,594
L2675909.UP.FTS.B, 9.72%, 2/22/25 ..... 2,438 2,432
L2675302.UP.FTS.B, 10.61%, 2/22/25 ..... 8,390 8,370
L2676030.UP.FTS.B, 13.7%, 2/22/25 ..... 11,718 11,685
L2675455.UP.FTS.B, 14.81%, 2/22/25 ..... 2,442 2,431
L2675462.UP.FTS.B, 19.44%, 2/22/25 ..... 2,445 2,434
FW2676387.UP.FTS.B, 19.6%, 2/22/25 .... 1,858 1,850
L2676045.UP.FTS.B, 19.66%, 2/22/25 ..... 1,074 1,069
FW2675588.UP.FTS.B, 20.36%, 2/22/25 ... 8,022 7,985
L2675655.UP.FTS.B, 20.76%, 2/22/25 ..... 978 974
L2675586.UP.FTS.B, 20.97%, 2/22/25 ..... 8,610 8,562
L2675247.UP.FTS.B, 21.23%, 2/22/25 ..... 3,872 3,848
FW2675117.UP.FTS.B, 22.39%, 2/22/25 ... 1,077 1,072
FW2676277.UP.FTS.B, 22.93%, 2/22/25 ... 4,039 4,012
L2675338.UP.FTS.B, 23.21%, 2/22/25 ..... 5,287 5,262
FW2676006.UP.FTS.B, 24.14%, 2/22/25 ... 2,721 2,705
FW2675719.UP.FTS.B, 24.19%, 2/22/25 ... 2,902 2,884
FW2675613.UP.FTS.B, 24.49%, 2/22/25 ... 6,855 6,816
FW2674989.UP.FTS.B, 25.83%, 2/22/25 ... 1,951 1,939
FW2675763.UP.FTS.B, 28.74%, 2/22/25 ... 5,073 5,043
FW2676140.UP.FTS.B, 29.13%, 2/22/25 ... 2,745 2,729
L1739715.UP.FTS.B, 9.65%, 9/20/26 ..... 22,996 22,887
L1739307.UP.FTS.B, 13.36%, 9/20/26 ..... 31,507 31,284
L1739019.UP.FTS.B, 13.76%, 9/20/26 ..... 5,379 5,341
L1736636.UP.FTS.B, 14.78%, 9/20/26 ..... 13,008 12,916
L1739680.UP.FTS.B, 16.6%, 9/20/26 ..... 13,984 13,838
FW1739526.UP.FTS.B, 17.22%, 9/20/26 ... 7,466 7,388
L1739131.UP.FTS.B, 17.22%, 9/20/26 ..... 13,999 13,819
L1723172.UP.FTS.B, 18.88%, 9/20/26 ..... 2,305 341
L1738899.UP.FTS.B, 19.15%, 9/20/26 ..... 14,046 13,865
L1739140.UP.FTS.B, 21.45%, 9/20/26 ..... 2,826 2,804
L1739562.UP.FTS.B, 22.68%, 9/20/26 ..... 6,593 6,543
L1739694.UP.FTS.B, 22.68%, 9/20/26 ..... 10,360 10,282
L1738904.UP.FTS.B, 24.36%, 9/20/26 ..... 6,610 6,525
L1739499.UP.FTS.B, 25.07%, 9/20/26 ..... 4,915 4,878
L1739584.UP.FTS.B, 25.42%, 9/20/26 ..... 638 608
FW1739404.UP.FTS.B, 26.55%, 9/20/26 ... 3,014 2,990
FW1739462.UP.FTS.B, 27.3%, 9/20/26 .... 4,742 4,706
FW1738971.UP.FTS.B, 27.63%, 9/20/26 ... 4,364 4,331
L1738918.UP.FTS.B, 27.72%, 9/20/26 ..... 4,267 4,198
FW1739399.UP.FTS.B, 28.19%, 9/20/26 ... 5,697 5,654
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1738592.UP.FTS.B, 28.44%, 9/20/26 ... $ 5,699 $ 5,656
FW1739144.UP.FTS.B, 30.91%, 9/20/26 ... 3,718 3,690
FW1739500.UP.FTS.B, 30.99%, 9/20/26 ... 13,209 13,097
FW1739495.UP.FTS.B, 32.86%, 9/20/26 ... 5,574 5,512
L1910370.UP.FTS.B, 14.66%, 10/25/26 .... 4,033 4,009
L1901600.UP.FTS.B, 16.72%, 10/25/26 .... 2,259 2,237
L1915014.UP.FTS.B, 19.01%, 10/25/26 .... 4,684 4,633
L1914615.UP.FTS.B, 19.05%, 10/25/26 .... 9,696 2,745
FW1915567.UP.FTS.B, 19.17%, 10/25/26 .. 948 939
FW1915211.UP.FTS.B, 19.28%, 10/25/26 .. 6,008 5,941
FW1915262.UP.FTS.B, 19.99%, 10/25/26 .. 8,503 8,419
L1915447.UP.FTS.B, 20.32%, 10/25/26 .... 5,519 5,455
L1915560.UP.FTS.B, 20.46%, 10/25/26 .... 4,746 4,720
L1915064.UP.FTS.B, 20.48%, 10/25/26 .... 4,645 4,613
L1914682.UP.FTS.B, 21.49%, 10/25/26 .... 18,647 18,436
L1915468.UP.FTS.B, 23.09%, 10/25/26 .... 5,239 5,210
L1912265.UP.FTS.B, 23.3%, 10/25/26 ..... 3,812 3,790
L1914761.UP.FTS.B, 23.31%, 10/25/26 .... 953 948
FW1915175.UP.FTS.B, 23.46%, 10/25/26 .. 2,859 2,843
L1897015.UP.FTS.B, 23.49%, 10/25/26 .... 11,437 11,373
L1915269.UP.FTS.B, 23.56%, 10/25/26 .... 6,932 2,054
L1914923.UP.FTS.B, 23.8%, 10/25/26 ..... 1,907 1,896
L1915604.UP.FTS.B, 24.04%, 10/25/26 .... 1,049 1,043
L1914712.UP.FTS.B, 24.22%, 10/25/26 .... 7,860 1,229
L1914714.UP.FTS.B, 24.73%, 10/25/26 .... 3,818 3,797
L1898888.UP.FTS.B, 25.15%, 10/25/26 .... 1,242 1,229
L1915081.UP.FTS.B, 25.35%, 10/25/26 .... 2,675 2,660
L1914184.UP.FTS.B, 25.37%, 10/25/26 .... 2,130 2,112
FW1914675.UP.FTS.B, 26.25%, 10/25/26 .. 9,754 9,712
FW1915043.UP.FTS.B, 27.43%, 10/25/26 .. 4,789 4,762
FW1908593.UP.FTS.B, 28.41%, 10/25/26 .. 19,386 19,281
FW1914238.UP.FTS.B, 29.34%, 10/25/26 .. 6,283 6,238
FW1914247.UP.FTS.B, 29.67%, 10/25/26 .. 4,664 4,632
FW1914310.UP.FTS.B, 30.01%, 10/25/26 .. 40,921 40,710
FW1915272.UP.FTS.B, 30.7%, 10/25/26 ... 1,811 1,799
FW1915225.UP.FTS.B, 30.8%, 10/25/26 ... 3,460 3,441
FW1915384.UP.FTS.B, 30.97%, 10/25/26 .. 1,166 1,159
FW1915438.UP.FTS.B, 31.07%, 10/25/26 .. 14,425 14,346
FW1914911.UP.FTS.B, 31.1%, 10/25/26 ... 2,690 2,671
FW1915025.UP.FTS.B, 31.16%, 10/25/26 .. 4,163 4,135
FW1907740.UP.FTS.B, 31.19%, 10/25/26 .. 962 957
FW1915312.UP.FTS.B, 31.22%, 10/25/26 .. 3,944 3,922
FW1902968.UP.FTS.B, 31.58%, 10/25/26 .. 4,000 277
L2024110.UP.FTS.B, 7.78%, 11/16/26 ..... 16,983 16,908
L2052804.UP.FTS.B, 9.15%, 11/16/26 ..... 37,693 37,525
L2043903.UP.FTS.B, 9.82%, 11/16/26 ..... 17,328 17,250
L2056878.UP.FTS.B, 9.83%, 11/16/26 ..... 4,627 4,606
L2053787.UP.FTS.B, 10.61%, 11/16/26 .... 4,740 4,708
FW2055257.UP.FTS.B, 11.51%, 11/16/26 .. 9,492 9,427
L2052126.UP.FTS.B, 12.52%, 11/16/26 .... 15,206 15,103
L2055857.UP.FTS.B, 12.9%, 11/16/26 ..... 11,410 11,333
L2016017.UP.FTS.B, 13.19%, 11/16/26 .... 2,500 151
L2055116.UP.FTS.B, 13.82%, 11/16/26 .... 7 7
L2054559.UP.FTS.B, 14.24%, 11/16/26 .... 8,572 8,514
L2055412.UP.FTS.B, 14.29%, 11/16/26 .... 2,841 2,821
FW2056157.UP.FTS.B, 15.18%, 11/16/26 .. 8,582 8,494
FW2055789.UP.FTS.B, 15.22%, 11/16/26 .. 14,275 14,178
L2052051.UP.FTS.B, 15.75%, 11/16/26 .... 4,294 4,250

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2051020.UP.FTS.B, 15.91%, 11/16/26 .. $ 13,366 $ 13,230
FW2053732.UP.FTS.B, 16.83%, 11/16/26 .. 955 946
L2056184.UP.FTS.B, 17.11%, 11/16/26 .... 11,154 11,074
L2056373.UP.FTS.B, 17.2%, 11/16/26 ..... 8,602 8,515
L2057058.UP.FTS.B, 17.23%, 11/16/26 .... 7,169 7,096
FW2055936.UP.FTS.B, 17.39%, 11/16/26 .. 1,434 1,419
FW2054200.UP.FTS.B, 17.46%, 11/16/26 .. 13,194 13,028
L2056403.UP.FTS.B, 18.49%, 11/16/26 .... 2,266 2,250
L2055275.UP.FTS.B, 19%, 11/16/26 ...... 14,367 14,220
FW2055175.UP.FTS.B, 19.05%, 11/16/26 .. 17,239 17,022
L2057218.UP.FTS.B, 19.51%, 11/16/26 .... 22,233 22,084
L2055269.UP.FTS.B, 19.56%, 11/16/26 .... 21,812 21,535
L2052101.UP.FTS.B, 20.05%, 11/16/26 .... 23,972 23,670
L2051843.UP.FTS.B, 20.82%, 11/16/26 .... 13,435 13,298
L2052461.UP.FTS.B, 22.33%, 11/16/26 .... 47,901 47,477
FW2057201.UP.FTS.B, 22.39%, 11/16/26 .. 3,811 3,771
L2057382.UP.FTS.B, 22.46%, 11/16/26 .... 2,585 2,549
L2056569.UP.FTS.B, 22.59%, 11/16/26 .... 13,159 12,993
L2047823.UP.FTS.B, 23.05%, 11/16/26 .... 4,854 4,799
FW2052456.UP.FTS.B, 23.32%, 11/16/26 .. 19,148 18,977
L2057372.UP.FTS.B, 23.63%, 11/16/26 .... 6,641 6,583
FW2053649.UP.FTS.B, 23.67%, 11/16/26 .. 21,271 21,055
FW2056098.UP.FTS.B, 23.67%, 11/16/26 .. 6,748 6,692
L2019975.UP.FTS.B, 23.69%, 11/16/26 .... 1,925 1,908
L2053900.UP.FTS.B, 23.81%, 11/16/26 .... 963 954
L2053478.UP.FTS.B, 24.22%, 11/16/26 .... 2,504 2,482
L2052105.UP.FTS.B, 24.58%, 11/16/26 .... 4,981 4,928
FW2056667.UP.FTS.B, 24.73%, 11/16/26 .. 4,817 4,776
FW2055944.UP.FTS.B, 24.96%, 11/16/26 .. 1,876 1,851
L2055803.UP.FTS.B, 24.96%, 11/16/26 .... 1,446 1,433
L2055855.UP.FTS.B, 25.11%, 11/16/26 .... 1,933 1,917
L2056364.UP.FTS.B, 25.24%, 11/16/26 .... 1,350 1,338
L2055652.UP.FTS.B, 25.25%, 11/16/26 .... 1,157 1,147
L2049616.UP.FTS.B, 25.29%, 11/16/26 .... 1,167 1,158
L2046165.UP.FTS.B, 25.35%, 11/16/26 .... 2,507 2,485
L2054937.UP.FTS.B, 25.38%, 11/16/26 .... 2,892 2,867
L2052082.UP.FTS.B, 25.42%, 11/16/26 .... 1,446 1,434
L2055669.UP.FTS.B, 25.48%, 11/16/26 .... 2,394 2,372
L2056440.UP.FTS.B, 25.49%, 11/16/26 .... 31,388 29,664
L2052376.UP.FTS.B, 25.81%, 11/16/26 .... 4,822 4,781
FW2056110.UP.FTS.B, 26.13%, 11/16/26 .. 15,459 15,330
FW2054089.UP.FTS.B, 26.17%, 11/16/26 .. 1,930 1,913
FW2056882.UP.FTS.B, 26.32%, 11/16/26 .. 4,825 4,783
FW2056482.UP.FTS.B, 26.96%, 11/16/26 .. 4,828 4,786
FW2057264.UP.FTS.B, 27.1%, 11/16/26 ... 5,794 5,744
FW2055739.UP.FTS.B, 27.25%, 11/16/26 .. 15,000 102
FW2053471.UP.FTS.B, 27.97%, 11/16/26 .. 1,933 1,916
FW2055613.UP.FTS.B, 28.42%, 11/16/26 .. 2,419 2,389
FW2054616.UP.FTS.B, 28.56%, 11/16/26 .. 3,472 1,022
FW2055282.UP.FTS.B, 29.32%, 11/16/26 .. 4,856 4,817
FW2046105.UP.FTS.B, 29.67%, 11/16/26 .. 4,355 4,317
FW2056001.UP.FTS.B, 30.17%, 11/16/26 .. 1,259 1,248
FW2057500.UP.FTS.B, 30.64%, 11/16/26 .. 9,687 9,602
FW2055364.UP.FTS.B, 30.66%, 11/16/26 .. 7,749 7,682
FW2056081.UP.FTS.B, 30.81%, 11/16/26 .. 1,647 1,633
FW2055828.UP.FTS.B, 30.82%, 11/16/26 .. 3,003 2,977
FW2056764.UP.FTS.B, 31.04%, 11/16/26 .. 969 961
FW2055692.UP.FTS.B, 31.07%, 11/16/26 .. 1,648 1,633
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2056040.UP.FTS.B, 31.11%, 11/16/26 .. $ 5,484 $ 5,445
FW2056960.UP.FTS.B, 31.19%, 11/16/26 .. 1,648 1,633
FW2054534.UP.FTS.B, 31.22%, 11/16/26 .. 1,163 1,153
FW2056560.UP.FTS.B, 31.71%, 11/16/26 .. 1,859 1,839
FW2056229.UP.FTS.B, 31.92%, 11/16/26 .. 7,051 7,001
FW2057162.UP.FTS.B, 32.15%, 11/16/26 .. 9,020 8,941
L2242254.UP.FTS.B, 7.13%, 12/13/26 ..... 9,578 9,539
L2242685.UP.FTS.B, 9%, 12/13/26 ....... 14,395 14,338
L2242361.UP.FTS.B, 9.11%, 12/13/26 ..... 23,560 23,463
L2242651.UP.FTS.B, 11.78%, 12/13/26 .... 14,435 14,343
L2239830.UP.FTS.B, 11.79%, 12/13/26 .... 10,119 10,055
L2241857.UP.FTS.B, 11.98%, 12/13/26 .... 11,550 11,477
L2242098.UP.FTS.B, 12.31%, 12/13/26 .... 6,740 6,697
L2242668.UP.FTS.B, 12.46%, 12/13/26 .... 21,185 21,051
L2241756.UP.FTS.B, 12.69%, 12/13/26 .... 5,297 5,264
L2241856.UP.FTS.B, 13.04%, 12/13/26 .... 14,475 14,398
L2242486.UP.FTS.B, 13.76%, 12/13/26 .... 3,664 3,641
FW2241307.UP.FTS.B, 13.77%, 12/13/26 .. 2,893 2,874
L2241825.UP.FTS.B, 13.8%, 12/13/26 ..... 28,925 28,743
L2242202.UP.FTS.B, 14.09%, 12/13/26 .... 16,009 15,909
L2239758.UP.FTS.B, 14.15%, 12/13/26 .... 11,091 11,022
L2241610.UP.FTS.B, 15.37%, 12/13/26 .... 7,242 7,172
L2239771.UP.FTS.B, 15.55%, 12/13/26 .... 26,074 25,822
FW2241807.UP.FTS.B, 16.84%, 12/13/26 .. 9,627 9,532
L2242447.UP.FTS.B, 16.94%, 12/13/26 .... 5,318 5,254
L2242066.UP.FTS.B, 17.12%, 12/13/26 .... 9,670 9,555
L2241045.UP.FTS.B, 17.22%, 12/13/26 .... 8,221 8,141
L2242791.UP.FTS.B, 17.38%, 12/13/26 .... 14,509 14,335
L2241989.UP.FTS.B, 17.5%, 12/13/26 ..... 2,515 2,491
L2241897.UP.FTS.B, 17.92%, 12/13/26 .... 4,355 4,313
L2242575.UP.FTS.B, 18.06%, 12/13/26 .... 7,259 7,189
L2242430.UP.FTS.B, 18.29%, 12/13/26 .... 17,424 17,216
L2242547.UP.FTS.B, 18.45%, 12/13/26 .... 4,634 4,585
L2242119.UP.FTS.B, 18.59%, 12/13/26 .... 4,357 4,315
L2242638.UP.FTS.B, 19.38%, 12/13/26 .... 10,839 6,228
L2242559.UP.FTS.B, 19.89%, 12/13/26 .... 5,535 5,488
L2242212.UP.FTS.B, 19.99%, 12/13/26 .... 3,390 3,360
L2241910.UP.FTS.B, 20.19%, 12/13/26 .... 19,754 11,370
L2241971.UP.FTS.B, 20.32%, 12/13/26 .... 2,909 2,881
L2242450.UP.FTS.B, 20.97%, 12/13/26 .... 6,015 5,961
FW2241711.UP.FTS.B, 21.36%, 12/13/26 .. 12,616 12,502
L2234521.UP.FTS.B, 21.55%, 12/13/26 .... 8,589 8,503
L2238725.UP.FTS.B, 21.75%, 12/13/26 .... 4,854 4,796
FW2242024.UP.FTS.B, 21.89%, 12/13/26 .. 1,868 1,848
L2230478.UP.FTS.B, 21.97%, 12/13/26 .... 7,282 7,195
L2242489.UP.FTS.B, 22.19%, 12/13/26 .... 21,072 20,882
L2233875.UP.FTS.B, 22.25%, 12/13/26 .... 26,187 25,948
L2241640.UP.FTS.B, 22.44%, 12/13/26 .... 2,914 2,887
L2241096.UP.FTS.B, 22.49%, 12/13/26 .... 6,017 5,920
L2242587.UP.FTS.B, 22.84%, 12/13/26 .... 6,562 6,500
L2241949.UP.FTS.B, 22.97%, 12/13/26 .... 4,849 4,805
FW2241860.UP.FTS.B, 23.21%, 12/13/26 .. 5,831 5,778
L2242742.UP.FTS.B, 23.45%, 12/13/26 .... 1,944 1,921
L2232043.UP.FTS.B, 23.76%, 12/13/26 .... 5,347 5,299
L2242200.UP.FTS.B, 24.08%, 12/13/26 .... 5,640 5,589
FW2241799.UP.FTS.B, 24.1%, 12/13/26 ... 4,962 1,436
L2241503.UP.FTS.B, 24.24%, 12/13/26 .... 2,918 2,891
FW2239073.UP.FTS.B, 24.34%, 12/13/26 .. 7,783 7,713

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2241600.UP.FTS.B, 24.51%, 12/13/26 .... $ 3,337 $ 3,296
L2241958.UP.FTS.B, 24.65%, 12/13/26 .... 973 964
L2241657.UP.FTS.B, 24.98%, 12/13/26 .... 3,892 3,857
L2242478.UP.FTS.B, 25.01%, 12/13/26 .... 2,141 2,122
L2242191.UP.FTS.B, 25.04%, 12/13/26 .... 973 964
L2241647.UP.FTS.B, 25.19%, 12/13/26 .... 1,654 1,640
L2242322.UP.FTS.B, 25.22%, 12/13/26 .... 973 965
L2242383.UP.FTS.B, 25.22%, 12/13/26 .... 8,759 8,655
L2242784.UP.FTS.B, 25.23%, 12/13/26 .... 5,645 5,594
L2241809.UP.FTS.B, 25.24%, 12/13/26 .... 6,826 6,769
FW2241952.UP.FTS.B, 25.3%, 12/13/26 ... 11,680 11,575
L2242418.UP.FTS.B, 25.33%, 12/13/26 .... 9,741 9,653
L2241994.UP.FTS.B, 25.4%, 12/13/26 ..... 1,739 1,718
L2242162.UP.FTS.B, 25.7%, 12/13/26 ..... 1,655 1,640
L2241420.UP.FTS.B, 25.73%, 12/13/26 .... 5,257 5,210
FW2242493.UP.FTS.B, 26.46%, 12/13/26 .. 1,944 1,926
FW2241855.UP.FTS.B, 26.58%, 12/13/26 .. 2,630 2,607
L2240058.UP.FTS.B, 26.7%, 12/13/26 ..... 7,989 7,917
FW2242705.UP.FTS.B, 27.05%, 12/13/26 .. 1,429 1,415
FW2241764.UP.FTS.B, 27.11%, 12/13/26 .. 4,580 4,539
FW2242232.UP.FTS.B, 27.33%, 12/13/26 .. 3,411 3,381
FW2241542.UP.FTS.B, 28.48%, 12/13/26 .. 2,926 2,900
FW2242379.UP.FTS.B, 28.85%, 12/13/26 .. 4,841 4,795
FW2241616.UP.FTS.B, 29.08%, 12/13/26 .. 5,600 832
FW2241999.UP.FTS.B, 29.1%, 12/13/26 ... 2,440 2,418
FW2242624.UP.FTS.B, 29.36%, 12/13/26 .. 8,981 8,900
FW2211495.UP.FTS.B, 29.38%, 12/13/26 .. 19,521 19,345
FW2241683.UP.FTS.B, 29.38%, 12/13/26 .. 1,672 1,646
FW2241443.UP.FTS.B, 29.46%, 12/13/26 .. 2,884 2,855
FW2241828.UP.FTS.B, 29.64%, 12/13/26 .. 9,762 9,674
FW2242691.UP.FTS.B, 30.2%, 12/13/26 ... 24,418 24,199
FW2242593.UP.FTS.B, 30.22%, 12/13/26 .. 4,492 4,452
FW2231506.UP.FTS.B, 30.63%, 12/13/26 .. 43,566 43,175
FW2241145.UP.FTS.B, 30.66%, 12/13/26 .. 3,028 3,001
FW2242390.UP.FTS.B, 30.76%, 12/13/26 .. 10,257 10,165
FW2240660.UP.FTS.B, 30.84%, 12/13/26 .. 4,494 4,454
FW2240706.UP.FTS.B, 30.86%, 12/13/26 .. 12,588 12,466
FW2242733.UP.FTS.B, 30.97%, 12/13/26 .. 1,458 1,440
FW2242045.UP.FTS.B, 30.98%, 12/13/26 .. 2,345 2,324
FW2242580.UP.FTS.B, 31.01%, 12/13/26 .. 1,075 1,065
FW2242256.UP.FTS.B, 31.07%, 12/13/26 .. 1,075 1,065
FW2241302.UP.FTS.B, 31.08%, 12/13/26 .. 3,127 3,099
FW2241745.UP.FTS.B, 31.13%, 12/13/26 .. 5,240 5,190
FW2242085.UP.FTS.B, 31.21%, 12/13/26 .. 5,053 5,006
FW2241988.UP.FTS.B, 31.24%, 12/13/26 .. 2,152 2,133
FW2242189.UP.FTS.B, 31.76%, 12/13/26 .. 4,713 4,675
FW2239509.UP.FTS.B, 31.82%, 12/13/26 .. 5,724 3,443
FW2241624.UP.FTS.B, 31.84%, 12/13/26 .. 4,471 4,430
L2465688.UP.FTS.B, 5.13%, 1/19/27 ..... 2,911 2,908
FW2465936.UP.FTS.B, 5.53%, 1/19/27 .... 43,679 43,631
L2465861.UP.FTS.B, 5.83%, 1/19/27 ..... 25,242 25,215
L2464930.UP.FTS.B, 5.87%, 1/19/27 ..... 6,286 6,279
L2465582.UP.FTS.B, 5.92%, 1/19/27 ..... 3,690 3,686
FW2451492.UP.FTS.B, 6.07%, 1/19/27 .... 48,551 48,499
FW2466147.UP.FTS.B, 6.13%, 1/19/27 .... 7,361 7,353
L2465889.UP.FTS.B, 6.5%, 1/19/27 ...... 5,828 5,822
L2464484.UP.FTS.B, 6.65%, 1/19/27 ..... 4,857 4,852
FW2466269.UP.FTS.B, 6.87%, 1/19/27 .... 4,858 4,853
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2464162.UP.FTS.B, 6.89%, 1/19/27 ..... $ 6,315 $ 6,309
L2465776.UP.FTS.B, 7.08%, 1/19/27 ..... 14,575 14,561
L2466395.UP.FTS.B, 7.13%, 1/19/27 ..... 10,397 10,372
L2444934.UP.FTS.B, 7.15%, 1/19/27 ..... 4,372 4,361
FW2465536.UP.FTS.B, 7.64%, 1/19/27 .... 19,441 19,395
L2465750.UP.FTS.B, 7.8%, 1/19/27 ...... 6,235 6,215
L2465633.UP.FTS.B, 8.28%, 1/19/27 ..... 1,945 1,940
L2465717.UP.FTS.B, 8.6%, 1/19/27 ...... 3,891 3,882
L2464080.UP.FTS.B, 8.9%, 1/19/27 ...... 5,843 5,835
FW2464781.UP.FTS.B, 9.13%, 1/19/27 .... 9,244 9,223
FW2465681.UP.FTS.B, 9.16%, 1/19/27 .... 10,290 10,266
L2464902.UP.FTS.B, 9.21%, 1/19/27 ..... 8,758 8,738
L2465458.UP.FTS.B, 9.24%, 1/19/27 ..... 3,768 3,758
L2465589.UP.FTS.B, 9.29%, 1/19/27 ..... 6,325 6,311
L2466085.UP.FTS.B, 9.45%, 1/19/27 ..... 4,866 4,855
L2464368.UP.FTS.B, 9.62%, 1/19/27 ..... 3,699 3,690
L2466129.UP.FTS.B, 9.84%, 1/19/27 ..... 19,469 19,393
L2465666.UP.FTS.B, 10.14%, 1/19/27 ..... 2,434 2,429
FW2464664.UP.FTS.B, 10.42%, 1/19/27 ... 7,791 7,760
FW2465040.UP.FTS.B, 10.63%, 1/19/27 ... 15,389 15,329
L2463372.UP.FTS.B, 11.09%, 1/19/27 ..... 4,871 4,852
L2465414.UP.FTS.B, 11.1%, 1/19/27 ...... 5,846 5,823
L2465929.UP.FTS.B, 11.14%, 1/19/27 ..... 14,614 14,558
L2464668.UP.FTS.B, 11.62%, 1/19/27 ..... 7,309 7,281
L2466291.UP.FTS.B, 11.97%, 1/19/27 ..... 48,838 48,718
FW2466175.UP.FTS.B, 12.09%, 1/19/27 ... 5,849 5,827
L2460937.UP.FTS.B, 12.4%, 1/19/27 ..... 7,800 7,771
FW2465871.UP.FTS.B, 12.64%, 1/19/27 ... 8,777 8,744
L2465877.UP.FTS.B, 12.74%, 1/19/27 ..... 2,438 2,429
FW2465212.UP.FTS.B, 14.46%, 1/19/27 ... 21,078 20,952
L2466145.UP.FTS.B, 14.56%, 1/19/27 ..... 14,644 14,591
L2465634.UP.FTS.B, 14.68%, 1/19/27 ..... 10,349 10,312
FW2465337.UP.FTS.B, 15.21%, 1/19/27 ... 4,883 4,866
FW2462910.UP.FTS.B, 15.73%, 1/19/27 ... 24,424 24,336
L2465986.UP.FTS.B, 15.77%, 1/19/27 ..... 1,465 1,457
L2464766.UP.FTS.B, 16.43%, 1/19/27 ..... 4,880 4,851
FW2466368.UP.FTS.B, 16.6%, 1/19/27 .... 3,421 3,409
FW2464890.UP.FTS.B, 16.94%, 1/19/27 ... 5,663 5,625
L2464884.UP.FTS.B, 17.8%, 1/19/27 ..... 3,423 3,403
L2464545.UP.FTS.B, 18.49%, 1/19/27 ..... 19,566 19,454
L2466373.UP.FTS.B, 18.71%, 1/19/27 ..... 9,785 9,752
L2465805.UP.FTS.B, 18.87%, 1/19/27 ..... 21,334 21,212
L2466099.UP.FTS.B, 19.62%, 1/19/27 ..... 8,811 8,747
L2465928.UP.FTS.B, 20.32%, 1/19/27 ..... 2,938 2,917
L2465048.UP.FTS.B, 20.41%, 1/19/27 ..... 24,485 24,308
L2466185.UP.FTS.B, 20.91%, 1/19/27 ..... 3,429 3,410
L2464801.UP.FTS.B, 21.24%, 1/19/27 ..... 4,899 4,864
L2456627.UP.FTS.B, 21.31%, 1/19/27 ..... 14,698 14,592
L2464534.UP.FTS.B, 21.46%, 1/19/27 ..... 2,132 2,120
L2466007.UP.FTS.B, 21.7%, 1/19/27 ..... 4,508 4,476
L2465669.UP.FTS.B, 21.93%, 1/19/27 ..... 15,604 15,521
L2465393.UP.FTS.B, 22.66%, 1/19/27 ..... 19,610 19,512
L2465191.UP.FTS.B, 22.76%, 1/19/27 ..... 3,922 3,903
L2465105.UP.FTS.B, 22.96%, 1/19/27 ..... 45,599 45,373
L2465595.UP.FTS.B, 23.08%, 1/19/27 ..... 7,845 7,807
FW2466202.UP.FTS.B, 23.59%, 1/19/27 ... 2,947 2,935
L2464129.UP.FTS.B, 23.98%, 1/19/27 ..... 15,906 15,822
L2458881.UP.FTS.B, 24.14%, 1/19/27 ..... 4,367 4,342

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2464954.UP.FTS.B, 24.32%, 1/19/27 ..... $ 1,962 $ 1,953
L2465923.UP.FTS.B, 24.48%, 1/19/27 ..... 43,499 43,253
FW2464179.UP.FTS.B, 24.55%, 1/19/27 ... 4,400 1,291
L2465587.UP.FTS.B, 24.59%, 1/19/27 ..... 13,150 13,086
L2466086.UP.FTS.B, 25.1%, 1/19/27 ..... 3,239 3,224
FW2465954.UP.FTS.B, 25.21%, 1/19/27 ... 2,945 2,931
L2465421.UP.FTS.B, 25.22%, 1/19/27 ..... 8,762 8,717
L2465179.UP.FTS.B, 25.25%, 1/19/27 ..... 1,276 1,267
L2464262.UP.FTS.B, 25.31%, 1/19/27 ..... 2,160 2,149
L2465018.UP.FTS.B, 25.32%, 1/19/27 ..... 2,062 2,052
L2464786.UP.FTS.B, 25.33%, 1/19/27 ..... 1,357 1,346
L2464921.UP.FTS.B, 25.36%, 1/19/27 ..... 1,500 1,437
L2465643.UP.FTS.B, 25.46%, 1/19/27 ..... 11,388 11,333
FW2465199.UP.FTS.B, 25.54%, 1/19/27 ... 4,123 4,104
L2459695.UP.FTS.B, 25.62%, 1/19/27 ..... 9,425 9,380
FW2465642.UP.FTS.B, 25.73%, 1/19/27 ... 4,884 4,859
FW2465696.UP.FTS.B, 25.74%, 1/19/27 ... 3,010 2,994
L2459145.UP.FTS.B, 26.05%, 1/19/27 ..... 2,249 2,233
FW2466211.UP.FTS.B, 26.21%, 1/19/27 ... 49,104 48,869
FW2464742.UP.FTS.B, 26.31%, 1/19/27 ... 1,473 1,466
FW2465134.UP.FTS.B, 27.03%, 1/19/27 ... 3,439 3,422
L2466112.UP.FTS.B, 27.26%, 1/19/27 ..... 1,400 437
FW2464891.UP.FTS.B, 27.37%, 1/19/27 ... 9,688 9,632
FW2465454.UP.FTS.B, 27.49%, 1/19/27 ... 3,400 1,003
FW2464901.UP.FTS.B, 27.8%, 1/19/27 .... 5,896 5,869
FW2464391.UP.FTS.B, 27.86%, 1/19/27 ... 1,474 1,467
L2465641.UP.FTS.B, 27.88%, 1/19/27 ..... 1,867 1,859
FW2465159.UP.FTS.B, 28.26%, 1/19/27 ... 2,949 2,935
FW2466130.UP.FTS.B, 28.33%, 1/19/27 ... 2,457 2,446
FW2465915.UP.FTS.B, 28.39%, 1/19/27 ... 8,718 8,668
FW2465743.UP.FTS.B, 28.47%, 1/19/27 ... 9,755 9,704
FW2465826.UP.FTS.B, 28.67%, 1/19/27 ... 4,915 4,893
FW2465882.UP.FTS.B, 28.77%, 1/19/27 ... 1,475 1,465
FW2465234.UP.FTS.B, 28.94%, 1/19/27 ... 1,000 287
FW2466218.UP.FTS.B, 29.09%, 1/19/27 ... 29,498 29,361
FW2466138.UP.FTS.B, 29.57%, 1/19/27 ... 2,950 2,937
FW2465555.UP.FTS.B, 30.12%, 1/19/27 ... 1,377 1,371
FW2464452.UP.FTS.B, 30.15%, 1/19/27 ... 1,465 1,458
FW2464764.UP.FTS.B, 30.2%, 1/19/27 .... 44,212 44,013
FW2464615.UP.FTS.B, 30.21%, 1/19/27 ... 7,870 7,834
FW2465759.UP.FTS.B, 30.48%, 1/19/27 ... 5,411 5,386
FW2465374.UP.FTS.B, 30.53%, 1/19/27 ... 2,558 2,546
FW2465848.UP.FTS.B, 30.66%, 1/19/27 ... 1,968 1,959
FW2465597.UP.FTS.B, 30.68%, 1/19/27 ... 2,227 2,215
FW2464665.UP.FTS.B, 30.79%, 1/19/27 ... 1,378 1,371
FW2465921.UP.FTS.B, 30.89%, 1/19/27 ... 1,278 1,272
FW2465741.UP.FTS.B, 30.94%, 1/19/27 ... 1,673 1,665
FW2466073.UP.FTS.B, 30.97%, 1/19/27 ... 984 980
FW2464672.UP.FTS.B, 30.98%, 1/19/27 ... 1,771 1,763
FW2465572.UP.FTS.B, 30.98%, 1/19/27 ... 3,444 3,428
FW2465907.UP.FTS.B, 30.98%, 1/19/27 ... 984 980
FW2465118.UP.FTS.B, 31.07%, 1/19/27 ... 8,856 8,816
FW2466031.UP.FTS.B, 31.12%, 1/19/27 ... 13,532 13,467
FW2465216.UP.FTS.B, 31.14%, 1/19/27 ... 1,140 1,133
FW2464833.UP.FTS.B, 31.17%, 1/19/27 ... 1,181 1,176
FW2466113.UP.FTS.B, 31.17%, 1/19/27 ... 3,838 3,821
FW2465110.UP.FTS.B, 31.18%, 1/19/27 ... 10,628 10,580
FW2464670.UP.FTS.B, 31.19%, 1/19/27 ... 2,245 2,234
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2464667.UP.FTS.B, 31.59%, 1/19/27 ... $ 7,579 $ 7,545
FW2466172.UP.FTS.B, 31.96%, 1/19/27 ... 32,780 32,633
FW2466141.UP.FTS.B, 32%, 1/19/27 ..... 6,103 6,076
L2675293.UP.FTS.B, 5.43%, 2/22/27 ..... 9,841 9,832
L2675715.UP.FTS.B, 6.52%, 2/22/27 ..... 9,854 9,846
FW2676020.UP.FTS.B, 6.82%, 2/22/27 .... 7,490 7,484
FW2676337.UP.FTS.B, 8.57%, 2/22/27 .... 11,832 11,813
L2675123.UP.FTS.B, 8.62%, 2/22/27 ..... 6,409 6,404
FW2675837.UP.FTS.B, 9.42%, 2/22/27 .... 6,897 6,885
FW2675651.UP.FTS.B, 9.54%, 2/22/27 .... 6,707 6,696
FW2675906.UP.FTS.B, 9.67%, 2/22/27 .... 49,317 49,236
FW2675315.UP.FTS.B, 9.86%, 2/22/27 .... 29,438 29,355
L2676110.UP.FTS.B, 9.95%, 2/22/27 ...... 19,653 19,620
FW2676315.UP.FTS.B, 10.29%, 2/22/27 ... 5,426 5,411
FW2675769.UP.FTS.B, 11.04%, 2/22/27 ... 33,548 33,459
FW2675566.UP.FTS.B, 11.18%, 2/22/27 ... 14,801 14,762
FW2675417.UP.FTS.B, 12.04%, 2/22/27 ... 8,389 8,367
L2675868.UP.FTS.B, 12.42%, 2/22/27 ..... 14,699 14,656
FW2675303.UP.FTS.B, 12.76%, 2/22/27 ... 14,807 14,768
L2675722.UP.FTS.B, 13.92%, 2/22/27 ..... 2,962 2,954
L2676179.UP.FTS.B, 13.92%, 2/22/27 ..... 14,812 14,772
FW2676236.UP.FTS.B, 14.04%, 2/22/27 ... 7,999 7,977
L2675483.UP.FTS.B, 14.22%, 2/22/27 ..... 4,543 4,530
FW2675607.UP.FTS.B, 14.26%, 2/22/27 ... 20,528 20,473
FW2676429.UP.FTS.B, 14.76%, 2/22/27 ... 20,642 20,587
L2676222.UP.FTS.B, 14.9%, 2/22/27 ..... 1,679 1,675
L2675701.UP.FTS.B, 15.05%, 2/22/27 ..... 6,882 6,863
FW2676278.UP.FTS.B, 15.49%, 2/22/27 ... 5,334 5,313
FW2675787.UP.FTS.B, 15.6%, 2/22/27 .... 9,578 9,539
FW2676119.UP.FTS.B, 15.87%, 2/22/27 ... 4,446 4,428
FW2674729.UP.FTS.B, 15.98%, 2/22/27 ... 4,742 4,729
FW2675367.UP.FTS.B, 16.08%, 2/22/27 ... 9,880 9,840
FW2675671.UP.FTS.B, 16.46%, 2/22/27 ... 23,115 23,010
L2675286.UP.FTS.B, 16.53%, 2/22/27 ..... 15,583 15,519
FW2676101.UP.FTS.B, 16.63%, 2/22/27 ... 10,770 10,727
FW2676275.UP.FTS.B, 16.64%, 2/22/27 ... 21,343 21,257
FW2673151.UP.FTS.B, 16.69%, 2/22/27 ... 4,941 4,921
FW2675878.UP.FTS.B, 16.87%, 2/22/27 ... 4,407 4,394
FW2664753.UP.FTS.B, 16.88%, 2/22/27 ... 26,257 26,231
L2675388.UP.FTS.B, 17.29%, 2/22/27 ..... 47,337 47,146
L2676056.UP.FTS.B, 17.4%, 2/22/27 ..... 3,953 3,937
FW2675427.UP.FTS.B, 17.47%, 2/22/27 ... 22,440 22,345
FW2675873.UP.FTS.B, 17.83%, 2/22/27 ... 6,693 6,672
L2675381.UP.FTS.B, 18.91%, 2/22/27 ..... 14,790 14,729
L2675889.UP.FTS.B, 18.95%, 2/22/27 ..... 49,431 49,231
FW2675506.UP.FTS.B, 19.13%, 2/22/27 ... 10,776 10,723
FW2675598.UP.FTS.B, 19.23%, 2/22/27 ... 5,932 5,903
L2676048.UP.FTS.B, 19.28%, 2/22/27 ..... 35,593 35,416
FW2675562.UP.FTS.B, 19.58%, 2/22/27 ... 5,339 5,313
FW2676135.UP.FTS.B, 19.68%, 2/22/27 ... 42,913 42,739
FW2675827.UP.FTS.B, 19.75%, 2/22/27 ... 4,252 4,235
FW2675725.UP.FTS.B, 19.97%, 2/22/27 ... 5,920 5,895
L2675775.UP.FTS.B, 20.06%, 2/22/27 ..... 9,889 9,839
FW2676391.UP.FTS.B, 20.15%, 2/22/27 ... 5,340 5,313
L2675553.UP.FTS.B, 20.26%, 2/22/27 ..... 989 984
L2676153.UP.FTS.B, 20.37%, 2/22/27 ..... 4,945 4,920
L2635721.UP.FTS.B, 20.47%, 2/22/27 ..... 9,889 9,840
FW2675953.UP.FTS.B, 20.7%, 2/22/27 .... 20,571 20,516

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2675768.UP.FTS.B, 20.93%, 2/22/27 ... $ 19,827 $ 19,714
FW2674747.UP.FTS.B, 21.11%, 2/22/27 ... 6,895 6,859
FW2676447.UP.FTS.B, 21.12%, 2/22/27 ... 7,913 7,881
L2675752.UP.FTS.B, 21.22%, 2/22/27 ..... 3,268 3,252
FW2675527.UP.FTS.B, 21.31%, 2/22/27 ... 9,891 9,851
L2676182.UP.FTS.B, 21.37%, 2/22/27 ..... 6,428 6,376
FW2675431.UP.FTS.B, 21.46%, 2/22/27 ... 3,158 3,142
L2675263.UP.FTS.B, 21.9%, 2/22/27 ..... 15,729 15,666
L2675531.UP.FTS.B, 21.9%, 2/22/27 ..... 15,828 15,749
FW2676175.UP.FTS.B, 21.91%, 2/22/27 ... 26,116 26,046
L2675653.UP.FTS.B, 22.41%, 2/22/27 ..... 4,451 4,429
L2675496.UP.FTS.B, 22.58%, 2/22/27 ..... 5,936 5,913
FW2675793.UP.FTS.B, 22.65%, 2/22/27 ... 21,569 21,482
FW2674944.UP.FTS.B, 22.84%, 2/22/27 ... 9,000 8,676
FW2675593.UP.FTS.B, 22.9%, 2/22/27 .... 5,418 5,389
FW2676120.UP.FTS.B, 22.93%, 2/22/27 ... 7,421 7,391
FW2675190.UP.FTS.B, 23.05%, 2/22/27 ... 5,937 5,913
FW2675530.UP.FTS.B, 23.25%, 2/22/27 ... 2,969 2,957
FW2675348.UP.FTS.B, 23.48%, 2/22/27 ... 15,170 15,131
L2675554.UP.FTS.B, 23.55%, 2/22/27 ..... 9,896 9,856
L2676113.UP.FTS.B, 24.05%, 2/22/27 ..... 19,793 19,714
FW2675485.UP.FTS.B, 24.08%, 2/22/27 ... 4,355 4,337
FW2675214.UP.FTS.B, 24.18%, 2/22/27 ... 4,355 4,337
L2674902.UP.FTS.B, 24.23%, 2/22/27 ..... 1,972 1,962
FW2676351.UP.FTS.B, 24.32%, 2/22/27 ... 5,443 5,422
FW2676247.UP.FTS.B, 24.33%, 2/22/27 ... 1,200 1,157
FW2675997.UP.FTS.B, 24.49%, 2/22/27 ... 3,266 3,253
FW2675911.UP.FTS.B, 24.61%, 2/22/27 ... 2,969 2,957
L2674079.UP.FTS.B, 24.8%, 2/22/27 ..... 4,530 4,507
L2675434.UP.FTS.B, 25.07%, 2/22/27 ..... 2,376 2,366
FW2676151.UP.FTS.B, 25.12%, 2/22/27 ... 1,091 1,088
L2676160.UP.FTS.B, 25.17%, 2/22/27 ..... 11,680 11,633
FW2676004.UP.FTS.B, 25.24%, 2/22/27 ... 9,081 9,043
FW2675924.UP.FTS.B, 25.27%, 2/22/27 ... 2,097 2,085
FW2676248.UP.FTS.B, 25.38%, 2/22/27 ... 3,267 3,254
L2676002.UP.FTS.B, 25.39%, 2/22/27 ..... 11,879 11,831
FW2676274.UP.FTS.B, 25.4%, 2/22/27 .... 25,200 24,039
L2676213.UP.FTS.B, 25.44%, 2/22/27 ..... 2,592 2,578
L2675249.UP.FTS.B, 25.47%, 2/22/27 ..... 2,178 2,169
FW2676003.UP.FTS.B, 25.6%, 2/22/27 .... 2,178 2,169
L2676206.UP.FTS.B, 25.75%, 2/22/27 ..... 4,563 4,529
L2676349.UP.FTS.B, 25.76%, 2/22/27 ..... 1,980 1,972
L2652870.UP.FTS.B, 25.83%, 2/22/27 ..... 3,811 3,792
FW2675099.UP.FTS.B, 26.05%, 2/22/27 ... 3,761 3,746
FW2675282.UP.FTS.B, 26.25%, 2/22/27 ... 49,500 49,300
FW2676394.UP.FTS.B, 26.4%, 2/22/27 .... 5,922 5,897
FW2675377.UP.FTS.B, 26.49%, 2/22/27 ... 1,782 1,775
FW2674903.UP.FTS.B, 26.61%, 2/22/27 ... 4,200 4,007
FW2675884.UP.FTS.B, 26.71%, 2/22/27 ... 6,798 6,764
FW2676130.UP.FTS.B, 26.88%, 2/22/27 ... 5,842 5,818
FW2675610.UP.FTS.B, 26.91%, 2/22/27 ... 6,436 6,410
L2676015.UP.FTS.B, 26.95%, 2/22/27 ..... 982 977
FW2675720.UP.FTS.B, 27.06%, 2/22/27 ... 3,268 3,254
FW2675330.UP.FTS.B, 27.13%, 2/22/27 ... 3,268 3,254
FW2676331.UP.FTS.B, 27.38%, 2/22/27 ... 7,625 7,594
L2675639.UP.FTS.B, 27.5%, 2/22/27 ..... 1,600 1,543
FW2675561.UP.FTS.B, 27.52%, 2/22/27 ... 7,130 7,101
FW2675681.UP.FTS.B, 27.55%, 2/22/27 ... 9,865 9,822
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675991.UP.FTS.B, 27.58%, 2/22/27 ... $ 2,476 $ 2,466
FW2675109.UP.FTS.B, 27.79%, 2/22/27 ... 6,000 5,784
FW2676194.UP.FTS.B, 28.21%, 2/22/27 ... 2,476 2,466
FW2676090.UP.FTS.B, 28.38%, 2/22/27 ... 19,808 19,728
FW2675392.UP.FTS.B, 28.93%, 2/22/27 ... 1,981 1,973
FW2675967.UP.FTS.B, 29.34%, 2/22/27 ... 1,684 1,675
FW2676071.UP.FTS.B, 30.36%, 2/22/27 ... 2,180 2,171
FW2675198.UP.FTS.B, 30.64%, 2/22/27 ... 6,912 6,882
FW2676076.UP.FTS.B, 30.66%, 2/22/27 ... 1,585 1,579
FW2675592.UP.FTS.B, 30.67%, 2/22/27 ... 4,161 4,144
FW2674184.UP.FTS.B, 30.72%, 2/22/27 ... 6,080 6,051
FW2675098.UP.FTS.B, 30.74%, 2/22/27 ... 2,576 2,566
FW2675344.UP.FTS.B, 30.75%, 2/22/27 ... 3,270 3,256
FW2675958.UP.FTS.B, 30.93%, 2/22/27 ... 1,387 1,380
FW2676378.UP.FTS.B, 30.97%, 2/22/27 ... 1,200 1,145
FW2676124.UP.FTS.B, 31.02%, 2/22/27 ... 21,599 21,511
FW2674790.UP.FTS.B, 31.08%, 2/22/27 ... 1,090 1,085
FW2675297.UP.FTS.B, 31.1%, 2/22/27 .... 991 987
FW2676100.UP.FTS.B, 31.11%, 2/22/27 ... 1,800 1,714
FW2675440.UP.FTS.B, 31.15%, 2/22/27 ... 3,468 3,454
FW2676178.UP.FTS.B, 31.16%, 2/22/27 ... 5,100 4,856
FW2676365.UP.FTS.B, 31.2%, 2/22/27 .... 17,379 17,303
FW2676390.UP.FTS.B, 31.24%, 2/22/27 ... 2,081 2,072
FW2670166.UP.FTS.B, 31.29%, 2/22/27 ... 2,477 2,467
FW2675516.UP.FTS.B, 31.31%, 2/22/27 ... 3,270 3,256
FW2676168.UP.FTS.B, 31.41%, 2/22/27 ... 3,468 3,454
FW2675064.UP.FTS.B, 31.47%, 2/22/27 ... 2,973 2,960
FW2675477.UP.FTS.B, 31.5%, 2/22/27 .... 28,214 28,075
FW2675191.UP.FTS.B, 31.52%, 2/22/27 ... 4,657 4,638
FW2676065.UP.FTS.B, 31.64%, 2/22/27 ... 9,513 9,474
FW2675468.UP.FTS.B, 31.91%, 2/22/27 ... 7,630 7,599
FW2675325.UP.FTS.B, 31.93%, 2/22/27 ... 8,225 8,191
FW2676216.UP.FTS.B, 31.95%, 2/22/27 ... 5,946 5,921
FW2676191.UP.FTS.B, 31.98%, 2/22/27 ... 7,432 7,402
FW2675534.UP.FTS.B, 32.24%, 2/22/27 ... 8,820 8,784
5,019,868
Total Marketplace Loans (Cost $8,236,422) .......
$8,011,095

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
At March 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 3.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 92 $ 11,304,500 6/21/22 $ 301,749
U.S. Treasury 5 Year Notes ..................... Short 90 10,321,875 6/30/22 251,114
U.S. Treasury Long Bonds ..................... Long 12 1,800,750 6/21/22 17,608
U.S. Treasury Ultra Bonds ...................... Long 29 5,136,625 6/21/22 (110,182)
Total Futures Contracts ...................................................................... $460,289
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 200,000 227,103 4/19/22 $ — $ (5,725)
Euro ............. JPHQ Sell 4,157,600 4,769,037 4/19/22 167,032 —
South Korean Won .. JPHQ Buy 950,000,000 795,045 4/27/22 — (13,429)
Euro ............. JPHQ Sell 680,000 774,850 5/25/22 21,110 —
Columbian Peso .... JPHQ Sell 6,100,000,000 1,494,676 6/03/22 — (111,538)
Euro ............. JPHQ Sell 1,040,034 1,136,887 7/18/22 — (19,102)
Total Forward Exchange Contracts ................................................... $188,142 $(149,794)
Net unrealized appreciation (depreciation) ............................................ $38,348
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.HY.38 . (5.00)% Quarterly 6/20/27 7,400,000 $ (419,296) $ (344,668) $ (74,628)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.37 . 1.00% Quarterly 6/20/27 2,150,000 $ (125,835) $ (129,931) $ 4,096
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(545,131) $(474,599) $(70,532)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 20,000 EUR 30 342 (312) NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 60,000 EUR 90 895 (805) NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 660,000 EUR 4,179 585 3,594 NR
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 200,000 113 (412) 525 CCC
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 (271,157) (340,571) 69,414 B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 925,000 8,308 2,269 6,039 BBB
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 1,000,000 (93,905) (80,624) (13,281) BB+
United Airlines
Holdings, Inc. . 5.00% Quarterly CITI 6/20/27 800,000 (36,571) (67,716) 31,145 B
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR 2,288 — 2,288
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (850,853) (607,518) (243,335)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 1,000,000 (150,790) (99,595) (51,195)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 800,000 2,232 — 2,232
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 1,100,000 5,910 — 5,910
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 (3,665) — (3,665)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 23,361 7,908 15,453
Investment
Grade
Total OTC Swap Contracts .............................................. $(1,360,430) $(1,184,437) $(175,993)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
See Abbreviations on page 166 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
Total Credit Default Swap Contracts .................................... $(1,905,561) $ (1,659,036) $(246,525)
Counterparty
Collateral
Pledged
(Received)
CITI
$1,460,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin U.S. Government Securities VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.5%
Oil, Gas & Consumable Fuels 1.5%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 5,250,000 $ 5,221,079
Senior Note, 1.87%, 1/15/26 ........................... India 2,947,368 2,894,423
Senior Note, 2.06%, 1/15/26 ........................... India 2,500,000 2,464,367
10,579,869
Total Corporate Bonds (Cost $10,639,671) ......................................
10,579,869
Foreign Government and Agency Securities 1.9%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 12,558,407
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ..........
Mexico 1,151,500 1,147,335
Total Foreign Government and Agency Securities (Cost $13,653,245) ..............
13,705,742
U.S. Government and Agency Securities 13.4%
FHLB, 2.625%, 9/12/25 ................................. United States 10,000,000 10,032,744
Tennessee Valley Authority, 1.875%, 8/15/22 ................. United States 6,000,000 6,014,982
U.S. Treasury Bonds, 2.5%, 2/15/46 ....................... United States 6,000,000 5,880,352
U.S. Treasury Notes ,
a
0.125%, 7/15/24 ..................................... United States 6,350,000 7,892,072
2.375%, 8/15/24 ..................................... United States 22,000,000 21,958,750
2.25%, 8/15/27 ..................................... United States 31,040,000 30,713,231
0.625%, 8/15/30 ..................................... United States 8,500,000 7,385,537
United States International Development Finance Corp. ,
4.01%, 5/15/30 ..................................... United States 1,440,000 1,514,646
2.12%, 3/20/24 ..................................... United States 3,666,667 3,653,866
Total U.S. Government and Agency Securities (Cost $97,626,592) .................
95,046,180
Mortgage-Backed Securities 78.2%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 2.035% - 2.205%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 5,301,751 5,493,430
FHLMC, 2.31%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 ... United States 159,617 159,910
5,653,340
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.5%
FHLMC Gold Pools, 15 Year, 4.5%, 3/01/25 - 4/01/25 .......... United States 300,849 308,704
FHLMC Gold Pools, 20 Year, 3.5%, 3/01/32 .................. United States 1,231,550 1,255,815
FHLMC Gold Pools, 30 Year, 3%, 5/01/43 ................... United States 171,676 171,651
FHLMC Gold Pools, 30 Year, 3.5%, 5/01/43 .................. United States 27,143 27,715
FHLMC Gold Pools, 30 Year, 4%, 9/01/40 - 12/01/41 ........... United States 2,637,372 2,761,256
FHLMC Gold Pools, 30 Year, 4.5%, 5/01/40 - 7/01/41 .......... United States 810,444 862,230
FHLMC Gold Pools, 30 Year, 5%, 9/01/33 - 4/01/40 ............ United States 2,220,141 2,393,810
FHLMC Gold Pools, 30 Year, 5.5%, 7/01/33 - 5/01/38 .......... United States 502,073 551,452
FHLMC Gold Pools, 30 Year, 6%, 1/01/24 - 8/01/35 ............ United States 438,793 475,591
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/23 - 5/01/35 ......... United States 148,559 159,869
FHLMC Gold Pools, 30 Year, 7%, 4/01/24 - 9/01/31 ............ United States 47,680 50,360
FHLMC Gold Pools, 30 Year, 8%, 5/01/22 ................... United States 19 19
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 105,338 114,875
FHLMC Pool, 15 Year, 1.5%, 1/01/37 ....................... United States 11,443,323 10,869,001
FHLMC Pool, 15 Year, 2%, 9/01/36 ........................ United States 3,735,569 3,633,716
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 7,858,839 7,644,046
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,315,308 2,157,059
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 5,249,866 4,890,226
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ....................... United States 11,949,754 11,420,466

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 3%, 2/01/52 ........................ United States 4,746,803 $ 4,650,013
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 9,671,684 10,072,389
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 3,014,058 3,180,100
67,650,363
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.5%
FNMA, 2.189%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 5,694,278 5,961,092
FNMA, 0.97% - 2.674%, (6-month USD LIBOR +/- MBS Margin),
6/01/23 - 3/01/37 .................................... United States 359,851 364,627
FNMA, 1.342% - 2.482%, (12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 175,535 178,785
FNMA, 1.447% - 2.755%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 7,406,338 7,674,981
FNMA, 1.473% - 5.195%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 49,210 51,018
FNMA, 1.726% - 5.109%, (1-year CMT T-Note +/- MBS Margin),
12/01/22 - 12/01/40 .................................. United States 3,878,436 4,028,299
18,258,802
Federal National Mortgage Association (FNMA) Fixed Rate 21.4%
FNMA, 2.64%, 7/01/25 ................................. United States 2,334,299 2,322,986
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,496,143
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 4,041,170
FNMA, 3.51%, 8/01/23 ................................. United States 3,000,000 3,030,403
FNMA, 5.5%, 4/01/34 .................................. United States 429,955 441,808
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 5,752,536 5,597,612
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 92,343 94,171
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 7,996,904 7,448,766
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 10,307,193 9,850,657
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 22,751,024 21,743,316
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 5,199,826 4,969,511
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 7,062,650 6,749,825
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 15,069,262 14,401,801
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 62,826 62,503
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 8,817,514 8,660,573
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 12,363,349 12,142,914
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,840,797 4,742,106
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 21,664,055 21,236,314
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 10,828,005 11,068,419
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,742,166 2,862,359
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,363,430 2,516,301
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,745,437 1,877,684
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 1,090,035 1,183,472
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 996,591 1,081,195
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 135,301 146,368
FNMA, 30 Year, 7.5%, 4/01/23 - 8/01/25 .................... United States 1,309 1,367
FNMA, 30 Year, 8%, 3/01/23 - 12/01/24 ..................... United States 10,078 10,180
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 31,540 31,806
151,811,730
Government National Mortgage Association (GNMA) Fixed Rate 44.0%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 9,222,013 10,090,431
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 289,987 319,329
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 232,087 256,523
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 117,864 128,709
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 6,608 7,137
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 118,392 129,943

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 229,964 $ 227,965
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,928,777 4,129,846
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 5,885,041 6,366,641
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 2,195,012 2,390,338
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 883,196 955,564
GNMA I, Single-family, 30 Year, 6.5%, 9/15/23 - 5/15/37 ........ United States 507,615 543,647
GNMA I, Single-family, 30 Year, 7%, 10/15/22 - 9/15/31 ......... United States 70,103 71,906
GNMA I, Single-family, 30 Year, 7.5%, 7/15/22 - 11/15/27 ........ United States 17,880 18,102
GNMA I, Single-family, 30 Year, 8%, 5/15/22 - 7/15/23 .......... United States 5,986 6,036
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 11,941 11,997
GNMA II, 30 Year, 6.5%, 4/20/34 .......................... United States 19,635 19,710
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,785,739 5,527,352
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 12,379,004 11,822,690
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 12,947,423 12,578,668
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 5,457,321 5,301,891
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 36,297,636 35,263,846
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 11,696,953 11,363,813
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,724,176 3,713,890
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 7,200,048 7,174,800
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 18,908,968 18,749,193
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 7,179,915 7,116,244
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 17,877,178 17,722,187
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 19,217,843 19,047,313
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 21,997,269 21,797,031
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 18,229,433 18,681,783
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 7,630,262 7,753,098
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 4,638,797 4,713,654
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 6,247,025 6,398,803
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 4,994,589 5,128,368
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 11,700,823 11,872,998
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 19,898,436 20,261,652
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 5,319,789 5,398,178
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 8,310,760 8,709,042
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 11,260,237 12,008,066
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 4,772,142 5,224,519
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 2,029,134 2,241,355
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,355,882 1,504,390
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 190,557 206,944
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 4,287 4,763
GNMA II, Single-family, 30 Year, 7.5%, 9/20/22 - 11/20/26 ....... United States 17,734 18,594
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,980 2,115
312,981,064
Total Mortgage-Backed Securities (Cost $582,279,337) ...........................
556,355,299
Total Long Term Investments (Cost $704,198,845) ...............................
675,687,090
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166 .
Short Term Investments 5.0%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 5.0%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value
$35,666,608)
BNP Paribas Securities Corp. (Maturity Value $20,658,456)
Deutsche Bank Securities, Inc. (Maturity Value $1,786,540)
HSBC Securities (USA), Inc. (Maturity Value $13,221,612)
Collateralized by U.S. Government Agency Securities, 2.50%
- 5.00%, 10/20/40 - 2/20/52 and U.S. Treasury Notes, 0.13% -
2.63%, 06/30/23 , (valued at $36,397,470) ................. 35,666,399 $ 35,666,399
Total Repurchase Agreements (Cost $35,666,399) ...............................
35,666,399
Total Short Term Investments (Cost $35,666,399 ) ................................
35,666,399
a
Total Investments (Cost $739,865,244) 100.0% ..................................
$711,353,489
Other Assets, less Liabilities 0.0%
†
............................................
136,888
Net Assets 100.0% ...........................................................
$711,490,377
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin VolSmart Allocation VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 64.7%
Aerospace & Defense 2.4%
Curtiss-Wright Corp. ................................................. 406 $ 60,965
General Dynamics Corp. .............................................. 5,029 1,212,894
Huntington Ingalls Industries, Inc. ....................................... 292 58,237
L3Harris Technologies, Inc. ............................................ 805 200,018
Lockheed Martin Corp. ............................................... 1,235 545,129
Northrop Grumman Corp. ............................................. 724 323,787
Raytheon Technologies Corp. .......................................... 22,670 2,245,917
4,646,947
Air Freight & Logistics 1.1%
United Parcel Service, Inc., B .......................................... 10,088 2,163,473
Automobiles 0.8%
Ford Motor Co. ..................................................... 18,556 313,782
Harley-Davidson, Inc. ................................................ 1,447 57,012
a
Tesla, Inc. ......................................................... 1,087 1,171,351
1,542,145
Banks 0.6%
First Horizon Corp. .................................................. 2,546 59,805
JPMorgan Chase & Co. ............................................... 8,334 1,136,091
1,195,896
Beverages 1.0%
Coca-Cola Co. (The) ................................................. 14,230 882,260
PepsiCo, Inc. ...................................................... 6,425 1,075,417
1,957,677
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 12,179 1,974,338
Amgen, Inc. ....................................................... 2,194 530,553
a
Moderna , Inc. ...................................................... 1,278 220,148
a
Regeneron Pharmaceuticals, Inc. ....................................... 458 319,876
a
Vertex Pharmaceuticals, Inc. ........................................... 1,034 269,843
3,314,758
Building Products 1.0%
A O Smith Corp. .................................................... 872 55,712
a
Builders FirstSource , Inc. ............................................. 829 53,504
Carlisle Cos., Inc. ................................................... 2,822 693,986
Johnson Controls International plc ....................................... 16,147 1,058,759
Owens Corning ..................................................... 642 58,743
1,920,704
Capital Markets 0.6%
Blackstone, Inc. .................................................... 3,214 407,985
FactSet Research Systems, Inc. ........................................ 147 63,820
Nasdaq, Inc. ....................................................... 3,825 681,615
Virtu Financial, Inc., A ................................................ 1,704 63,423
1,216,843
Chemicals 3.3%
Air Products and Chemicals, Inc. ........................................ 5,790 1,446,979
Albemarle Corp. .................................................... 6,080 1,344,592
CF Industries Holdings, Inc. ........................................... 825 85,024
Ecolab, Inc. ........................................................ 4,085 721,248
Huntsman Corp. .................................................... 1,478 55,440
Linde plc .......................................................... 6,495 2,074,698

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
LyondellBasell Industries NV, A ......................................... 953 $ 97,987
Mosaic Co. (The) ................................................... 1,421 94,497
Sherwin-Williams Co. (The) ............................................ 1,600 399,392
6,319,857
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................................... 2,920 1,242,139
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 1,123 156,074
a
Ciena Corp. ....................................................... 874 52,991
Cisco Systems, Inc. ................................................. 16,020 893,275
Juniper Networks, Inc. ................................................ 1,769 65,736
1,168,076
Consumer Finance 0.4%
American Express Co. ............................................... 2,375 444,125
Capital One Financial Corp. ........................................... 1,646 216,103
Synchrony Financial ................................................. 2,102 73,171
733,399
Containers & Packaging 0.1%
Packaging Corp. of America ........................................... 406 63,381
Sealed Air Corp. .................................................... 891 59,661
123,042
Distributors 0.1%
Genuine Parts Co. .................................................. 512 64,522
Pool Corp. ........................................................ 148 62,582
127,104
Diversified Consumer Services 0.1%
H&R Block, Inc. ..................................................... 2,410 62,757
Service Corp. International ............................................ 983 64,701
127,458
Diversified Financial Services 0.5%
a
Berkshire Hathaway, Inc., B ............................................ 2,651 935,564
a
Diversified Telecommunication Services 0.5%
Lumen Technologies, Inc. ............................................. 5,770 65,028
Verizon Communications, Inc. .......................................... 15,651 797,262
862,290
Electric Utilities 0.2%
Exelon Corp. ....................................................... 4,280 203,856
NRG Energy, Inc. ................................................... 1,579 60,570
OGE Energy Corp. .................................................. 1,593 64,963
329,389
Electrical Equipment 0.2%
Acuity Brands, Inc. .................................................. 328 62,090
nVent Electric plc ................................................... 11,620 404,144
466,234
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., A .................................................. 2,142 161,400
a
Arrow Electronics, Inc. ............................................... 491 58,247

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ........................................................ 1,422 $ 57,719
Corning, Inc. ....................................................... 3,004 110,878
Jabil, Inc. ......................................................... 1,035 63,890
452,134
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 1,009 63,002
Equity Real Estate Investment Trusts (REITs) 0.9%
Camden Property Trust ............................................... 383 63,655
Cousins Properties, Inc. .............................................. 1,549 62,409
Extra Space Storage, Inc. ............................................. 479 98,482
Kilroy Realty Corp. .................................................. 835 63,811
Kimco Realty Corp. .................................................. 2,540 62,738
Life Storage, Inc. .................................................... 472 66,283
Medical Properties Trust, Inc. .......................................... 2,939 62,130
Mid-America Apartment Communities, Inc. ................................ 428 89,645
Omega Healthcare Investors, Inc. ....................................... 2,122 66,122
Prologis, Inc. ....................................................... 2,708 437,288
Public Storage ..................................................... 684 266,952
Rexford Industrial Realty, Inc. .......................................... 853 63,625
SL Green Realty Corp. ............................................... 752 61,047
VICI Properties, Inc. ................................................. 2,387 67,934
Weyerhaeuser Co. .................................................. 2,732 103,543
WP Carey, Inc. ..................................................... 772 62,408
1,698,072
Food & Staples Retailing 1.1%
Costco Wholesale Corp. .............................................. 1,759 1,012,920
Walgreens Boots Alliance, Inc. ......................................... 2,683 120,118
Walmart, Inc. ...................................................... 5,910 880,117
2,013,155
Food Products 0.9%
Archer-Daniels-Midland Co. ........................................... 2,448 220,956
Bunge Ltd. ........................................................ 572 63,383
General Mills, Inc. ................................................... 2,301 155,824
Hershey Co. (The) .................................................. 585 126,729
McCormick & Co., Inc. ............................................... 10,020 999,996
Tyson Foods, Inc., A ................................................. 1,164 104,329
1,671,217
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................................ 961 66,021
Health Care Equipment & Supplies 3.8%
Abbott Laboratories .................................................. 10,510 1,243,964
Baxter International, Inc. .............................................. 1,875 145,387
Becton Dickinson and Co. ............................................. 6,701 1,782,466
a
Edwards Lifesciences Corp. ........................................... 2,424 285,353
a
ICU Medical, Inc. ................................................... 253 56,328
Medtronic plc ...................................................... 12,900 1,431,255
STERIS plc ........................................................ 357 86,312
Stryker Corp. ...................................................... 8,265 2,209,648
7,240,713
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. ............................................. 572 88,494

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Anthem, Inc. ....................................................... 1,115 $ 547,710
Cardinal Health, Inc. ................................................. 1,107 62,767
a
Centene Corp. ..................................................... 2,422 203,908
Chemed Corp. ..................................................... 125 63,319
Cigna Corp. ....................................................... 1,323 317,004
CVS Health Corp. ................................................... 8,553 865,649
HCA Healthcare, Inc. ................................................. 991 248,365
a
Henry Schein, Inc. ................................................... 692 60,336
McKesson Corp. .................................................... 629 192,556
a
Molina Healthcare, Inc. ............................................... 226 75,391
Premier, Inc., A ..................................................... 1,664 59,222
Quest Diagnostics, Inc. ............................................... 483 66,103
UnitedHealth Group, Inc. .............................................. 4,955 2,526,901
5,377,725
Hotels, Restaurants & Leisure 1.2%
Choice Hotels International, Inc. ........................................ 414 58,688
Domino's Pizza, Inc. ................................................. 138 56,167
McDonald's Corp. ................................................... 7,392 1,827,894
Starbucks Corp. .................................................... 2,700 245,619
Yum! Brands, Inc. ................................................... 1,156 137,021
2,325,389
Household Durables 0.2%
DR Horton, Inc. ..................................................... 1,253 93,361
Lennar Corp., A ..................................................... 972 78,897
a
NVR, Inc. ......................................................... 12 53,607
PulteGroup, Inc. .................................................... 1,204 50,448
Toll Brothers, Inc. ................................................... 1,102 51,816
Whirlpool Corp. ..................................................... 297 51,316
379,445
Household Products 1.4%
Colgate-Palmolive Co. ............................................... 8,370 634,697
Procter & Gamble Co. (The) ........................................... 13,735 2,098,708
2,733,405
Industrial Conglomerates 2.1%
Honeywell International, Inc. ........................................... 6,980 1,358,168
Roper Technologies, Inc. .............................................. 5,465 2,580,737
3,938,905
Insurance 0.3%
Assured Guaranty Ltd. ............................................... 965 61,432
Brown & Brown, Inc. ................................................. 912 65,910
Erie Indemnity Co., A ................................................. 2,190 385,725
Old Republic International Corp. ........................................ 2,269 58,699
Unum Group ....................................................... 2,141 67,463
639,229
Interactive Media & Services 1.6%
a
Alphabet, Inc., A .................................................... 456 1,268,295
a
Alphabet, Inc., C .................................................... 417 1,164,677
a
Meta Platforms, Inc., A ............................................... 2,385 530,329
2,963,301

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Internet & Direct Marketing Retail 0.8%
a
Amazon.com, Inc. ................................................... 438 $ 1,427,858
a
IT Services 2.9%
Accenture plc, A .................................................... 9,425 3,178,393
Amdocs Ltd. ....................................................... 760 62,480
Cognizant Technology Solutions Corp., A .................................. 2,218 198,888
a
GoDaddy , Inc., A .................................................... 717 60,013
International Business Machines Corp. ................................... 3,411 443,498
Paychex, Inc. ...................................................... 1,344 183,416
Visa, Inc., A ........................................................ 6,725 1,491,403
5,618,091
Leisure Products 0.0%
†
a
Mattel, Inc. ........................................................ 2,393 53,149
a
Life Sciences Tools & Services 0.9%
PerkinElmer, Inc. .................................................... 471 82,171
West Pharmaceutical Services, Inc. ...................................... 4,086 1,678,161
1,760,332
Machinery 1.1%
Allison Transmission Holdings, Inc. ...................................... 1,497 58,772
Crane Co. ......................................................... 591 63,993
Donaldson Co., Inc. ................................................. 6,205 322,226
Dover Corp. ....................................................... 6,194 971,839
PACCAR, Inc. ...................................................... 1,352 119,071
Pentair plc ........................................................ 9,950 539,389
2,075,290
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 1,706 60,478
Nexstar Media Group, Inc., A ........................................... 323 60,879
Omnicom Group, Inc. ................................................ 928 78,768
200,125
Metals & Mining 0.2%
a
Cleveland-Cliffs, Inc. ................................................. 2,674 86,129
Nucor Corp. ....................................................... 1,005 149,393
Reliance Steel & Aluminum Co. ......................................... 314 57,572
Steel Dynamics, Inc. ................................................. 848 70,749
United States Steel Corp. ............................................. 2,197 82,915
446,758
Multiline Retail 0.8%
a
Dollar Tree, Inc. .................................................... 812 130,042
Target Corp. ....................................................... 6,770 1,436,729
1,566,771
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,396 132,173
NiSource, Inc. ...................................................... 2,066 65,699
197,872
Oil, Gas & Consumable Fuels 2.9%
APA Corp. ......................................................... 1,678 69,352
Chevron Corp. ..................................................... 11,777 1,917,649
ConocoPhillips ..................................................... 5,939 593,900
Continental Resources, Inc. ........................................... 1,079 66,175

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc. ................................................. 3,181 $ 85,791
Devon Energy Corp. ................................................. 2,874 169,940
Diamondback Energy, Inc. ............................................. 740 101,439
EOG Resources, Inc. ................................................ 7,425 885,283
Exxon Mobil Corp. ................................................... 18,005 1,487,033
Pioneer Natural Resources Co. ......................................... 878 219,526
5,596,088
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................................... 831 51,622
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. .............................................. 9,383 685,240
Eli Lilly & Co. ...................................................... 3,405 975,090
Johnson & Johnson ................................................. 10,460 1,853,826
Merck & Co., Inc. ................................................... 11,312 928,149
Organon & Co. ..................................................... 1,601 55,923
Pfizer, Inc. ......................................................... 31,296 1,620,194
Zoetis, Inc. ........................................................ 1,781 335,879
6,454,301
Professional Services 0.1%
a
CACI International, Inc., A ............................................. 214 64,470
Leidos Holdings, Inc. ................................................. 587 63,408
Robert Half International, Inc. .......................................... 514 58,688
Science Applications International Corp. .................................. 682 62,860
249,426
Road & Rail 1.3%
JB Hunt Transport Services, Inc. ........................................ 2,302 462,219
Knight-Swift Transportation Holdings, Inc. ................................. 1,097 55,355
Norfolk Southern Corp. ............................................... 3,260 929,817
Old Dominion Freight Line, Inc. ......................................... 435 129,926
Ryder System, Inc. .................................................. 759 60,211
Schneider National, Inc., B ............................................ 2,289 58,369
Union Pacific Corp. .................................................. 2,517 687,670
2,383,567
Semiconductors & Semiconductor Equipment 5.5%
a
Advanced Micro Devices, Inc. .......................................... 6,884 752,697
Analog Devices, Inc. ................................................. 11,724 1,936,570
Applied Materials, Inc. ................................................ 3,517 463,541
Broadcom, Inc. ..................................................... 1,524 959,632
a
Cirrus Logic, Inc. .................................................... 688 58,336
Entegris , Inc. ....................................................... 498 65,367
Intel Corp. ......................................................... 15,445 765,454
KLA Corp. ......................................................... 625 228,787
Lam Research Corp. ................................................. 532 286,009
Micron Technology, Inc. ............................................... 4,443 346,065
NVIDIA Corp. ...................................................... 3,894 1,062,517
a
ON Semiconductor Corp. ............................................. 1,782 111,571
QUALCOMM, Inc. ................................................... 4,859 742,552
Texas Instruments, Inc. ............................................... 14,493 2,659,176
10,438,274
Software 5.3%
a
Aspen Technology, Inc. ............................................... 392 64,825
CDK Global, Inc. .................................................... 1,319 64,209

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Fortinet, Inc. ....................................................... 600 $ 205,044
Microsoft Corp. ..................................................... 30,972 9,548,977
NortonLifeLock , Inc. ................................................. 2,062 54,684
a
Palo Alto Networks, Inc. .............................................. 399 248,382
10,186,121
Specialty Retail 2.4%
Advance Auto Parts, Inc. .............................................. 292 60,432
a
AutoNation, Inc. .................................................... 522 51,981
a
AutoZone, Inc. ..................................................... 99 202,413
Best Buy Co., Inc. ................................................... 958 87,082
Dick's Sporting Goods, Inc. ............................................ 570 57,011
Foot Locker, Inc. .................................................... 1,890 56,057
Home Depot, Inc. (The) ............................................... 3,241 970,129
Lowe's Cos., Inc. .................................................... 9,315 1,883,400
a
O'Reilly Automotive, Inc. .............................................. 306 209,598
Penske Automotive Group, Inc. ......................................... 609 57,076
Ross Stores, Inc. ................................................... 9,100 823,186
Tractor Supply Co. .................................................. 476 111,084
Williams-Sonoma, Inc. ............................................... 413 59,885
4,629,334
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. ........................................................ 25,956 4,532,177
a
Dell Technologies, Inc., C ............................................. 1,230 61,734
Hewlett Packard Enterprise Co. ......................................... 5,845 97,670
HP, Inc. ........................................................... 5,176 187,889
NetApp, Inc. ....................................................... 918 76,194
4,955,664
Textiles, Apparel & Luxury Goods 0.8%
a
Capri Holdings Ltd. .................................................. 883 45,377
Carter's, Inc. ....................................................... 618 56,850
NIKE, Inc., B ....................................................... 9,515 1,280,339
Ralph Lauren Corp. .................................................. 453 51,388
Tapestry, Inc. ...................................................... 1,461 54,276
1,488,230
Tobacco 0.6%
Altria Group, Inc. .................................................... 8,529 445,640
Philip Morris International, Inc. ......................................... 6,410 602,156
1,047,796
Trading Companies & Distributors 0.5%
Watsco , Inc. ....................................................... 219 66,716
WW Grainger, Inc. ................................................... 1,614 832,485
899,201
Total Common Stocks (Cost $77,928,015) ......................................
123,680,578
a
Investments In Underlying Funds and Exchange Traded Funds
31.1%
Domestic Fixed Income 20.7%
b
Franklin Liberty U.S. Core Bond ETF ..................................... 1,022,500 23,950,222

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
(continued)
Domestic Fixed Income (continued)
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,444,733 $ 15,603,120
39,553,342
Domestic Hybrid 8.1%
a,b
Franklin Income VIP Fund, Class 1 ...................................... 871,846 15,457,836
a
Foreign Equity 2.3%
iShares Core MSCI EAFE ETF ......................................... 64,137 4,458,163
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$63,052,597) ................................................................
59,469,341
Total Long Term Investments (Cost $140,980,612) ...............................
183,149,919
a
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2,749,952 2,749,952
Total Money Market Funds (Cost $2,749,952) ...................................
2,749,952
Total Short Term Investments (Cost $2,749,952 ) .................................
2,749,952
a
Total Investments (Cost $143,730,564) 97.2% ...................................
$185,899,871
Other Assets, less Liabilities 2.8% .............................................
5,296,065
Net Assets 100.0% ...........................................................
$191,195,936
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-M ini Index ......................... Short 87 $ 19,708,762 6/17/22 $ (1,597,039)
Total Futures Contracts ...................................................................... $(1,597,039)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 3 .
See Abbreviations on page 166 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. - Monthly BZWS 5/27/22 4,200,000 $ (166)
Total Return Swap Contracts .................................................................... $(166)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Developing Markets VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a Industry Shares a Value
a
Common Stocks 91.2%
Brazil 3.7%
a
Americanas SA .................. Internet & Direct Marketing Retail 301,924 $ 2,070,166
a
Americanas SA .................. Internet & Direct Marketing Retail 8,767 59,136
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 290,762 959,264
a
M Dias Branco SA ................ Food Products 106,200 549,081
TOTVS SA ..................... Software 35,626 272,179
Vale SA ........................ Metals & Mining 273,819 5,497,253
a
XP, Inc., A ...................... Capital Markets 21,386 643,719
10,050,798
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,123,250 995,142
China 26.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,100,205 15,014,278
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 500,036
a
Baidu, Inc., A .................... Interactive Media & Services 113,864 2,009,562
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 2,550,846
a
Chervon Holdings Ltd. ............. Household Durables 36,800 254,304
China Merchants Bank Co. Ltd., A .... Banks 1,020,506 7,489,267
China Resources Cement Holdings Ltd. Construction Materials 3,200,015 2,652,687
China Resources Land Ltd. ......... Real Estate Management & Development 199,913 925,632
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 306,259 237,336
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 69,995 2,892,193
b,d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 721,400 719,317
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 452,367 6,645,807
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 603,700 844,193
a
JD.com, Inc., A .................. Internet & Direct Marketing Retail 11,027 313,333
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 731,242 1,331,310
Longshine Technology Group Co. Ltd., A Software 394,139 1,717,779
NetEase , Inc. ................... Entertainment 111,530 2,012,323
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 97,455 112,073
Ping An Bank Co. Ltd., A ........... Banks 802,600 1,937,389
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 343,406 2,400,789
a
Prosus NV ..................... Internet & Direct Marketing Retail 74,356 4,010,402
Tencent Holdings Ltd. ............. Interactive Media & Services 217,165 10,010,142
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 419,974 2,045,273
Uni -President China Holdings Ltd. .... Food Products 1,568,351 1,361,006
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 593,444
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 108,225 859,377
71,440,098
Egypt 0.1%
a
E-Finance for Digital & Financial
Investments ................... IT Services 242,623 234,245
Hong Kong 0.4%
Techtronic Industries Co. Ltd. ....... Machinery 61,000 977,316

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Hungary 0.7%
Richter Gedeon Nyrt . ............. Pharmaceuticals 92,414 $ 1,954,026
India 8.9%
a
ACC Ltd. ....................... Construction Materials 9,600 270,338
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 43,377 2,850,498
ICICI Bank Ltd. .................. Banks 1,579,654 15,036,413
Infosys Ltd. ..................... IT Services 95,284 2,381,367
Tata Consultancy Services Ltd. ...... IT Services 68,435 3,356,503
23,895,119
Indonesia 0.9%
Astra International Tbk . PT ......... Automobiles 5,455,980 2,496,560
Mexico 1.8%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 840,830 4,405,949
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 519,779
4,925,728
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 1,013,500 621,097
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 39,292 1,357,539
Philippines 0.3%
BDO Unibank , Inc. ............... Banks 327,469 836,572
Russia 0.0%
c
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 108,471 —
c
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,254 —
c
Sberbank of Russia PJSC, ADR ..... Banks 265,489 —
a,b,c
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 27,833 —
a,c
Yandex NV, A ................... Interactive Media & Services 88,921 —
—
Saudi Arabia 0.1%
a,b
Delivery Hero SE, 144A, Reg S ...... Internet & Direct Marketing Retail 8,100 353,077
South Africa 0.7%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 1,819,781
Netcare Ltd. .................... Health Care Providers & Services 52,890 58,250
1,878,031
South Korea 22.4%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 80,307 2,061,743
KT Skylife Co. Ltd. ............... Media 92,351 673,501
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 26,969 1,032,922
LG Chem Ltd. ................... Chemicals 3,106 1,354,252
LG Corp. ....................... Industrial Conglomerates 99,385 6,227,555
NAVER Corp. ................... Interactive Media & Services 35,949 9,969,433
POSCO Holdings, Inc. ............ Metals & Mining 14,692 3,516,522
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 487,925 27,859,498
Samsung Life Insurance Co. Ltd. ..... Insurance 81,487 4,403,167
Soulbrain Co. Ltd. ................ Chemicals 15,442 3,087,750
60,186,343
Taiwan 16.8%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 732,906 2,692,939

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 2,850 $ 186,430
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 302,631 9,424,453
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,599,563 32,835,017
45,138,839
Thailand 2.0%
Kasikornbank PCL ............... Banks 705,593 3,403,432
Kiatnakin Phatra Bank PCL ......... Banks 549,194 1,133,987
Thai Beverage PCL ............... Beverages 1,450,900 763,454
5,300,873
United Kingdom 1.4%
Unilever plc ..................... Personal Products 82,875 3,763,043
United States 3.4%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,941 4,926,559
Genpact Ltd. .................... IT Services 95,870 4,171,304
9,097,863
Total Common Stocks (Cost $195,193,240) .....................................
245,502,309
a
Preferred Stocks 5.9%
Brazil 5.9%
e
Banco Bradesco SA, ADR, 3.97% .... Banks 1,283,146 5,953,798
e
Itau Unibanco Holding SA, ADR, 2.36% Banks 926,309 5,289,224
e
Petroleo Brasileiro SA, 16.9% ....... Oil, Gas & Consumable Fuels 653,814 4,592,769
15,835,791
Total Preferred Stocks (Cost $15,793,241) ......................................
15,835,791
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $210,986,481) ...............................
261,338,100
Short Term Investments 2.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.9%
United States 2.9%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 7,700,289 7,700,289
Total Money Market Funds (Cost $7,700,289) ...................................
7,700,289
a a a a a
Total Short Term Investments (Cost $7,700,289 ) .................................
7,700,289
a a a
Total Investments (Cost $218,686,770) 100.0% ..................................
$269,038,389
Other Assets, less Liabilities (0.0)%
†
...........................................
(11,183)
Net Assets 100.0% ...........................................................
$269,027,206
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $2,951,586, representing 1.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
A portion or all of the security is on loan at March 31, 2022.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Foreign VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.4%
Aerospace & Defense 3.6%
BAE Systems plc ..................................... United Kingdom 2,214,370 $ 20,797,740
Dassault Aviation SA ................................... France 93,730 14,803,571
35,601,311
Airlines 0.7%
a
International Consolidated Airlines Group SA ................. United Kingdom 3,911,187 7,255,211
Auto Components 3.2%
a
Continental AG ....................................... Germany 144,845 10,384,801
b
Faurecia SE ......................................... France 358,259 9,319,140
Valeo .............................................. France 662,624 12,240,961
31,944,902
Automobiles 4.0%
Bayerische Motoren Werke AG ........................... Germany 172,762 14,931,699
b
Honda Motor Co. Ltd. .................................. Japan 693,600 19,663,098
b
Isuzu Motors Ltd. ..................................... Japan 373,700 4,828,058
39,422,855
Banks 13.3%
ING Groep NV ....................................... Netherlands 1,412,693 14,751,835
Kasikornbank PCL .................................... Thailand 3,030,200 14,616,189
b
KB Financial Group, Inc., ADR ........................... South Korea 475,106 23,199,426
Lloyds Banking Group plc ............................... United Kingdom 31,154,901 18,973,770
Shinhan Financial Group Co. Ltd. ......................... South Korea 573,181 19,427,679
Standard Chartered plc ................................. United Kingdom 3,717,595 24,679,312
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 510,700 16,134,176
131,782,387
Chemicals 1.1%
c
Covestro AG, 144A, Reg S .............................. Germany 216,099 10,883,228
Construction & Engineering 0.5%
Sinopec Engineering Group Co. Ltd., H ..................... China 9,882,000 5,034,099
Diversified Financial Services 1.2%
EXOR NV ........................................... Netherlands 156,810 11,922,266
Electronic Equipment, Instruments & Components 0.7%
a
Landis+Gyr Group AG .................................. Switzerland 101,763 6,436,545
Energy Equipment & Services 2.2%
b
SBM Offshore NV ..................................... Netherlands 1,373,635 21,778,618
Food & Staples Retailing 1.4%
Sundrug Co. Ltd. ...................................... Japan 581,900 14,174,159
Health Care Providers & Services 1.9%
Fresenius Medical Care AG & Co. KGaA .................... Germany 280,000 18,765,576
Household Durables 1.4%
Sony Group Corp. ..................................... Japan 134,100 13,797,334
Industrial Conglomerates 5.5%
b
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,085,500 22,562,586
Hitachi Ltd. .......................................... Japan 648,200 32,442,649
55,005,235
Insurance 3.3%
AIA Group Ltd. ....................................... Hong Kong 1,669,200 17,429,707

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Prudential plc ........................................ United Kingdom 1,013,664 $ 14,966,139
32,395,846
Interactive Media & Services 0.3%
a
Baidu, Inc., ADR ...................................... China 23,330 3,086,559
Internet & Direct Marketing Retail 3.2%
a
Alibaba Group Holding Ltd. .............................. China 1,165,300 15,902,616
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 343,051 11,506,772
a
Prosus NV .......................................... China 83,084 4,481,148
31,890,536
IT Services 0.5%
a
Amadeus IT Group SA ................................. Spain 76,133 4,950,694
Machinery 1.6%
Komatsu Ltd. ........................................ Japan 500,500 12,026,252
Toyota Industries Corp. ................................. Japan 62,400 4,304,472
16,330,724
Media 1.5%
a
Informa plc .......................................... United Kingdom 1,265,181 9,913,472
TBS Holdings, Inc. .................................... Japan 371,900 5,420,435
15,333,907
Metals & Mining 5.4%
Alamos Gold, Inc., A ................................... Canada 956,452 8,053,326
b
Sumitomo Metal Mining Co. Ltd. .......................... Japan 466,900 23,657,760
Wheaton Precious Metals Corp. .......................... Brazil 458,400 21,797,144
53,508,230
Multiline Retail 0.8%
Seria Co. Ltd. ........................................ Japan 348,800 7,920,080
Multi-Utilities 1.8%
E.ON SE ............................................ Germany 1,575,398 18,305,692
Oil, Gas & Consumable Fuels 9.2%
BP plc .............................................. United Kingdom 7,701,664 37,759,373
Galp Energia SGPS SA, B .............................. Portugal 953,415 12,055,360
Shell plc ............................................ Netherlands 1,499,276 41,096,362
90,911,095
Pharmaceuticals 7.4%
AstraZeneca plc ...................................... United Kingdom 205,316 27,229,653
Bayer AG ........................................... Germany 447,746 30,629,573
Roche Holding AG .................................... Switzerland 39,829 15,758,816
73,618,042
Professional Services 1.8%
Adecco Group AG ..................................... Switzerland 392,961 17,825,325
Real Estate Management & Development 0.7%
China Overseas Land & Investment Ltd. .................... China 2,426,500 7,220,653
Semiconductors & Semiconductor Equipment 7.7%
Infineon Technologies AG ............................... Germany 449,967 15,224,464
NXP Semiconductors NV ............................... China 122,100 22,598,268

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,864,000 $ 38,263,246
76,085,978
Technology Hardware, Storage & Peripherals 4.3%
Samsung Electronics Co. Ltd. ............................ South Korea 741,212 42,321,656
Thrifts & Mortgage Finance 2.2%
Housing Development Finance Corp. Ltd. ................... India 692,774 21,618,166
Tobacco 2.0%
Imperial Brands plc .................................... United Kingdom 945,557 19,919,434
Total Common Stocks (Cost $793,295,307) .....................................
937,046,343
Short Term Investments 9.0%
a a
Country Shares
a
Value
a a
Money Market Funds 5.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 52,245,398 52,245,398
Total Money Market Funds (Cost $52,245,398) ..................................
52,245,398
a a a a
Investments from Cash Collateral Received for
Loaned Securities 3.7%
Money Market Funds 3.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 37,185,552 37,185,552
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $37,185,552) ...........................................................
37,185,552
Total Short Term Investments (Cost $89,430,950 ) ................................
89,430,950
a
Total Investments (Cost $882,726,257) 103.4% ..................................
$1,026,477,293
Other Assets, less Liabilities (3.4)% ...........................................
(34,354,008)
Net Assets 100.0% ...........................................................
$992,123,285
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $22,390,000, representing 2.3% of net assets.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Global Bond VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 50.4%
Argentina 1.7%
a
Argentina BONCER ,
Index Linked, 1.3%, 9/20/22 ....... 748,284,199 ARS $ 4,014,503
Index Linked, 1.4%, 3/25/23 ....... 2,381,485,184 ARS 12,825,044
Index Linked, 1.45%, 8/13/23 ...... 141,767,965 ARS 769,329
Index Linked, 1.5%, 3/25/24 ....... 2,035,163,265 ARS 10,813,287
b
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 39.551%, (ARS
BADLAR + 2%), 4/03/22 ......... 24,036,000 ARS 126,476
Argentina Government Bond ,
16%, 10/17/23 ................. 884,455,900 ARS 3,108,519
15.5%, 10/17/26 ................ 1,668,306,000 ARS 3,599,980
35,257,138
Brazil 2.6%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 41,020,000 BRL 8,345,563
10%, 1/01/27 .................. 179,710,000 BRL 35,922,651
10%, 1/01/29 .................. 17,690,000 BRL 3,468,132
10%, 1/01/31 .................. 28,220,000 BRL 5,416,345
53,152,691
Colombia 3.4%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 93,951
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 159,776
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 17,524,600,000 COP 4,653,303
B, 10%, 7/24/24 ................ 67,868,000,000 COP 18,479,417
B, 6.25%, 11/26/25 .............. 32,036,000,000 COP 7,739,171
B, 7.5%, 8/26/26 ............... 102,403,700,000 COP 25,430,031
B, 5.75%, 11/03/27 .............. 22,036,000,000 COP 4,941,310
B, 6%, 4/28/28 ................. 29,113,600,000 COP 6,523,945
B, 7.75%, 9/18/30 .............. 8,450,000,000 COP 2,002,620
70,023,524
Ghana 1.4%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 80,000 GHS 10,750
17.6%, 11/28/22 ................ 520,000 GHS 69,856
20.75%, 1/16/23 ................ 120,000 GHS 16,466
16.5%, 2/06/23 ................ 7,930,000 GHS 1,055,616
19%, 9/18/23 .................. 150,000 GHS 20,136
18.85%, 9/28/23 ................ 21,190,000 GHS 2,837,100
19.25%, 11/27/23 ............... 1,350,000 GHS 180,374
19.25%, 12/18/23 ............... 110,000 GHS 14,659
19.75%, 3/25/24 ................ 26,840,000 GHS 3,561,152
19%, 11/02/26 ................. 80,510,000 GHS 10,092,068
19.75%, 3/15/32 ................ 80,510,000 GHS 9,925,472
Senior Note, 18.5%, 1/02/23 ...... 70,000 GHS 9,456
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 444,183
Senior Note, 17.25%, 7/31/23 ...... 210,000 GHS 27,741
Senior Note, 17.7%, 3/18/24 ...... 1,080,000 GHS 138,834
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 85,974
28,489,837

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.6%
India Government Bond ,
6.84%, 12/19/22 ................ 98,000,000 INR $ 1,312,773
7.16%, 5/20/23 ................ 133,700,000 INR 1,808,431
8.83%, 11/25/23 ................ 1,468,100,000 INR 20,485,975
8.2%, 9/24/25 ................. 297,100,000 INR 4,186,841
7.59%, 1/11/26 ................. 1,629,000,000 INR 22,574,567
7.27%, 4/08/26 ................ 214,000,000 INR 2,937,976
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 4,068,755
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR 31,685,192
Senior Note, 5.77%, 8/03/30 ...... 526,000,000 INR 6,491,206
95,551,716
Indonesia 9.4%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,866,078
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 10,508,428
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 16,909,119
FR63, 5.625%, 5/15/23 .......... 289,067,000,000 IDR 20,569,645
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 43,481,546
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR 99,294,080
194,628,896
Mexico 1.9%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 812,130,000 MXN 40,579,958
Norway 4.0%
c
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 315,007,000 NOK 35,942,184
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 265,052,000 NOK 30,594,156
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 9,955,457
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 5,797,367
82,289,164
South Korea 18.7%
Korea Monetary Stabilization Bond ,
Senior Note, 0.87%, 2/02/23 ...... 59,850,000,000 KRW 48,965,694
Senior Note, 0.905%, 4/02/23 ...... 61,390,000,000 KRW 50,101,878
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 77,860,000,000 KRW 63,915,540
3%, 3/10/23 ................... 3,919,000,000 KRW 3,260,883
2.25%, 9/10/23 ................ 88,312,000,000 KRW 72,860,646
0.875%, 12/10/23 ............... 22,287,000,000 KRW 17,922,166
1.875%, 3/10/24 ................ 33,811,000,000 KRW 27,563,992
1.375%, 9/10/24 ................ 75,881,910,000 KRW 60,631,819
3%, 9/10/24 ................... 18,500,000,000 KRW 15,363,087
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW 26,803,093
387,388,798

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 0.5%
d
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN $ 9,690,839
Thailand 2.2%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 471,030,000 THB 14,039,338
1%, 6/17/27 ................... 570,140,000 THB 16,604,406
Thailand Treasury Bond, Senior Note,
0.66%, 11/22/23 ................ 481,230,000 THB 14,427,290
45,071,034
Total Foreign Government and Agency Securities (Cost $1,260,360,336) ...........
1,042,123,595
U.S. Government and Agency Securities 20.3%
United States 20.3%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 64,160,000 62,608,631
1.5%, 11/30/24 ................. 50,420,000 49,126,018
1.75%, 12/31/24 ................ 22,672,000 22,221,217
2%, 2/15/25 ................... 49,140,000 48,461,446
2.125%, 5/15/25 ................ 58,760,000 58,058,782
2.875%, 5/31/25 ................ 76,680,000 77,479,749
2.625%, 12/31/25 ............... 44,803,000 44,970,136
1.625%, 2/15/26 ................ 24,220,000 23,418,186
2.125%, 5/31/26 ................ 11,063,000 10,892,085
1.625%, 10/31/26 ............... 24,220,000 23,319,792
420,556,042
Total U.S. Government and Agency Securities (Cost $436,593,681) ................
420,556,042
Total Long Term Investments (Cost $1,696,954,017) .............................
1,462,679,637
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 24,314,000 397,003
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.69 MXN, Expires 5/24/22 ....... 1 118,329,000 97,170
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 20,304,000 459,328
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 20,304,000 408,689
1,362,190

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.31 MXN, Expires 5/26/22 ....... 1 8,510,000 $ 29,669
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 9,700,000 84,310
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.17 MXN, Expires 5/26/22 ....... 1 17,020,000 324,064
438,043
Total Options Purchased (Cost $7,234,248) .....................................
1,800,233
Short Term Investments 27.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 13.0%
Argentina 0.6%
a,e
Letras de la Nacion Argentina con Ajuste
por CER ,
Index Linked, 4/18/22 ............ 786,225,484 ARS 4,127,084
Index Linked, 5/23/22 ............ 1,123,239,652 ARS 6,006,265
Index Linked, 6/30/22 ............ 399,916,508 ARS 2,160,293
12,293,642
Brazil 7.2%
e
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 71,110,000 BRL 12,227,334
7/01/24 ...................... 308,450,000 BRL 50,541,926
1/01/25 ...................... 549,700,000 BRL 85,533,897
148,303,157
Singapore 4.8%
e
Singapore Treasury Bills ,
5/13/22 ...................... 6,460,000 SGD 4,761,499
5/20/22 ...................... 83,640,000 SGD 61,635,838
1/24/23 ...................... 45,410,000 SGD 33,231,912
99,629,249
Thailand 0.4%
e
Thailand Treasury Bills , 6/22/22 ......
273,990,000 THB 8,226,667
Total Foreign Government and Agency Securities (Cost $264,790,083) ............
268,452,715
U.S. Government and Agency Securities 3.0%
United States 3.0%
e
U.S. Treasury Bills, 4/21/22 ......... 62,960,000 62,955,890
Total U.S. Government and Agency Securities (Cost $62,954,718) .................
62,955,890

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.8%
United States 11.8%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 243,079,217 $ 243,079,217
Total Money Market Funds (Cost $243,079,217) .................................
243,079,217
a a a a a
Total Short Term Investments (Cost $570,824,018 ) ...............................
574,487,822
a a a
a
Total Investments (Cost $2,275,012,283) 98.6% ..................................
$2,038,967,692
Options Written (0.0)%
†
......................................................
(747,000)
Other Assets, less Liabilities 1.4% .............................................
29,885,681
Net Assets 100.0% ...........................................................
$2,068,106,373
a a a
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 9,700,000 (80,546)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 12,157,000 (88,693)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
25.65 MXN, Expires 5/24/22 ....... 1 46,486,000 (5,027)
(174,266)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.84 MXN, Expires 5/26/22 ....... 1 25,530,000 (270,520)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 9,700,000 (302,214)
(572,734)
Total Options Written (Premiums received $1,180,749) ...........................
$ (747,000)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Redemption price at maturity is adjusted for inflation.
b
The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $82,289,164, representing 4.0% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 9 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. GSCO Buy 1,230,811 1,373,585 4/01/22 $ — $ (11,816)
Euro ............. GSCO Sell 1,230,811 1,402,140 4/01/22 40,371 —
Euro ............. JPHQ Sell 42,675,472 432,745,050 NOK 4/01/22 1,948,260 —
Norwegian Krone ... JPHQ Sell 432,745,050 43,894,738 EUR 4/01/22 — (599,264)
Chilean Peso ...... JPHQ Buy 3,325,454,736 3,843,790 4/05/22 382,088 —
Chilean Peso ...... JPHQ Sell 3,325,454,736 4,214,772 4/05/22 — (11,107)
Indian Rupee ...... JPHQ Buy 205,911,800 2,712,221 4/07/22 — (1,586)
Indian Rupee ...... CITI Buy 200,059,600 2,641,051 4/08/22 — (7,880)
Indian Rupee ...... JPHQ Buy 266,347,200 3,510,573 4/08/22 — (4,930)
Chilean Peso ...... GSCO Buy 1,757,352,262 2,177,636 4/11/22 53,404 —
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,543,947 4/11/22 422,178 —
Indian Rupee ...... CITI Buy 241,153,200 3,163,080 4/12/22 8,912 —
Indian Rupee ...... HSBK Buy 241,380,400 3,160,670 4/12/22 14,310 —
Mexican Peso ...... CITI Buy 492,586,500 23,634,009 4/13/22 1,091,332 —
Mexican Peso ...... CITI Sell 492,586,500 23,546,200 4/13/22 — (1,179,141)
Euro ............. DBAB Sell 13,683,124 138,688,215 SEK 4/14/22 — (394,019)
Euro ............. DBAB Sell 10,365,961 104,016,200 SEK 4/19/22 — (410,843)
Singapore Dollar .... MSCO Buy 5,880,000 4,364,122 4/21/22 — (26,077)
South Korean Won .. CITI Buy 8,470,100,000 7,106,981 4/21/22 — (137,088)
Euro ............. HSBK Sell 25,253,939 3,354,468,074 JPY 4/25/22 — (390,813)
Japanese Yen ...... HSBK Sell 3,326,335,186 25,253,939 EUR 4/25/22 622,013 —
Singapore Dollar .... CITI Buy 4,670,000 3,466,732 4/25/22 — (21,439)
Singapore Dollar .... MSCO Buy 4,660,000 3,458,410 4/25/22 — (20,494)
Euro ............. HSBK Sell 11,000,000 12,868,900 4/27/22 690,236 —
Euro ............. JPHQ Sell 13,349,846 15,095,071 4/27/22 314,772 —
Chilean Peso ...... GSCO Buy 4,492,370,670 5,526,568 5/03/22 156,578 —
Euro ............. HSBK Sell 17,594,593 26,135,009 CAD 5/03/22 1,418,966 —
Euro ............. CITI Sell 69,644,069 78,901,158 5/09/22 1,761,127 —
Indian Rupee ...... CITI Buy 149,657,200 1,979,069 5/10/22 — (18,995)
Chilean Peso ...... GSCO Buy 3,292,433,571 4,150,929 5/11/22 8,169 —
Chinese Yuan ...... JPHQ Buy 188,842,190 29,503,365 5/11/22 140,976 —
Chilean Peso ...... GSCO Buy 2,147,030,000 2,661,003 5/16/22 48,682 —
Australian Dollar .... MSCO Sell 34,166,000 24,374,298 5/17/22 — (1,209,988)
Indian Rupee ...... HSBK Buy 242,055,750 3,147,382 5/17/22 20,137 —
Euro ............. DBAB Sell 55,702,798 567,099,454 SEK 5/18/22 — (1,363,493)
Euro ............. HSBK Sell 14,254,000 16,150,138 5/18/22 355,467 —
Euro ............. JPHQ Sell 2,381,403 25,140,000 SEK 5/18/22 37,010 —
Mexican Peso ...... CITI Buy 446,586,500 21,266,597 5/31/22 949,479 —
Mexican Peso ...... CITI Sell 450,166,500 20,344,354 5/31/22 — (2,049,813)
Australian Dollar .... CITI Sell 48,124,000 35,974,571 6/07/22 82,842 (160,895)
Japanese Yen ...... CITI Buy 4,061,448,000 35,974,567 6/07/22 — (2,556,636)
Japanese Yen ...... CITI Sell 4,061,448,000 35,628,299 6/07/22 2,210,368 —
Chinese Yuan ...... BOFA Buy 220,626,460 34,155,241 6/08/22 424,770 —
Chinese Yuan ...... BOFA Buy 184,017,140 28,932,603 6/09/22 — (91,915)
Chinese Yuan ...... CITI Buy 284,452,570 44,037,677 6/09/22 544,081 —
Chinese Yuan ...... JPHQ Buy 109,163,880 16,907,539 6/10/22 200,731 —
Chilean Peso ...... GSCO Buy 13,397,426,068 16,315,071 6/15/22 498,257 —
Chinese Yuan ...... HSBK Buy 136,590,880 21,463,055 6/15/22 — (61,377)
Euro ............. DBAB Sell 5,386,204 54,462,600 SEK 6/15/22 — (174,205)
Euro ............. DBAB Sell 6,540,211 66,595,700 NOK 6/15/22 305,743 —
South Korean Won .. JPHQ Buy 8,539,200,000 6,924,031 6/15/22 100,289 —
Euro ............. DBAB Sell 2,971,000 30,252,800 NOK 6/16/22 138,799 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... JPHQ Buy 6,390,810,000 7,740,807 6/17/22 $ 276,369 $ —
New Zealand Dollar . BOFA Buy 10,600,000 7,106,240 6/17/22 230,012 —
Euro ............. DBAB Sell 9,278,905 95,003,000 NOK 6/20/22 490,430 —
Euro ............. CITI Sell 32,632,111 335,990,000 NOK 6/21/22 1,936,833 —
Indian Rupee ...... JPHQ Buy 1,020,100,000 13,121,017 6/21/22 177,837 —
Euro ............. JPHQ Sell 2,810,000 3,216,683 6/22/22 97,832 —
Australian Dollar .... CITI Sell 16,628,000 12,423,936 6/27/22 — (38,600)
Chilean Peso ...... JPHQ Buy 3,325,454,736 4,149,557 6/29/22 12,549 —
Euro ............. DBAB Sell 8,395,076 86,680,000 SEK 7/06/22 — (83,758)
Chinese Yuan ...... CITI Buy 125,329,450 19,446,600 7/12/22 167,605 —
Chinese Yuan ...... HSBK Buy 135,702,480 21,108,852 7/18/22 124,026 —
Euro ............. DBAB Sell 10,346,782 104,016,200 SEK 7/19/22 — (406,721)
Euro ............. JPHQ Sell 20,129,401 198,445,700 NOK 7/19/22 162,555 —
Japanese Yen ...... CITI Buy 1,948,164,000 17,208,988 7/20/22 — (1,149,129)
Japanese Yen ...... CITI Sell 1,948,164,000 17,103,576 7/20/22 1,043,717 —
South Korean Won .. JPHQ Buy 8,365,800,000 7,007,119 7/21/22 — (121,966)
Indian Rupee ...... JPHQ Buy 205,330,400 2,696,394 7/27/22 — (29,667)
Euro ............. BOFA Sell 1,336,000 1,522,373 7/29/22 36,449 —
Euro ............. BOFA Sell 6,176,410 8,949,000 CAD 8/02/22 284,861 —
Euro ............. CITI Sell 4,910,333 7,054,790 CAD 8/03/22 178,315 —
Euro ............. HSBK Sell 63,400,540 91,488,460 CAD 8/03/22 2,621,751 —
Euro ............. MSCO Sell 30,744,500 34,985,089 8/04/22 778,283 —
Australian Dollar .... CITI Sell 2,393,000 1,712,718 8/08/22 — (82,343)
Chilean Peso ...... GSCO Buy 3,439,478,985 4,098,033 8/08/22 175,523 —
Chinese Yuan ...... JPHQ Buy 94,285,000 14,745,440 8/22/22 — (12,128)
Mexican Peso ...... MSCO Sell 301,341,000 14,382,102 8/31/22 — (352,078)
Euro ............. DBAB Sell 6,748,971 66,742,600 NOK 9/15/22 55,411 —
Euro ............. DBAB Sell 34,484,359 364,110,000 SEK 9/19/22 455,551 —
Euro ............. JPHQ Sell 63,451,078 631,183,200 NOK 9/19/22 926,230 —
Australian Dollar .... CITI Sell 11,476,000 8,402,635 9/21/22 — (213,430)
New Zealand Dollar . CITI Buy 12,470,000 8,485,735 9/21/22 126,309 —
New Zealand Dollar . JPHQ Buy 47,380,000 32,307,001 9/21/22 414,623 —
Euro ............. CITI Sell 30,510,000 34,114,756 9/22/22 70,025 —
Euro ............. HSBK Sell 25,250,000 28,230,257 9/22/22 54,922 —
Euro ............. GSCO Sell 1,230,811 1,386,078 10/03/22 11,728 —
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,012,362 10/26/22 62,040 —
Chilean Peso ...... GSCO Buy 2,307,250,000 2,731,766 3/07/23 35,332 —
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (189,715)
Total Forward Exchange Contracts ................................................... $25,997,465 $(13,583,349)
Net unrealized appreciation (depreciation) ............................................ $12,414,116
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.4%
Aerospace & Defense 2.7%
BAE Systems plc ..................................... United Kingdom 691,283 $ 6,492,648
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,122,723 5,421,783
11,914,431
Airlines 0.9%
a
International Consolidated Airlines Group SA ................. United Kingdom 2,020,764 3,748,496
Auto Components 2.1%
a
Continental AG ....................................... Germany 65,846 4,720,892
Lear Corp. .......................................... United States 32,198 4,591,113
9,312,005
Automobiles 1.8%
b
Honda Motor Co. Ltd. .................................. Japan 166,396 4,717,216
b
Isuzu Motors Ltd. ..................................... Japan 246,700 3,187,267
7,904,483
Banks 1.8%
Bank of America Corp. ................................. United States 149,903 6,179,001
Lloyds Banking Group plc ............................... United Kingdom 2,681,012 1,632,774
7,811,775
Beverages 3.5%
Anheuser-Busch InBev SA/NV ........................... Belgium 167,217 9,998,945
Pernod Ricard SA ..................................... France 24,491 5,381,675
15,380,620
Biotechnology 2.7%
AbbVie, Inc. ......................................... United States 73,517 11,917,841
Chemicals 3.6%
Albemarle Corp. ...................................... United States 33,409 7,388,400
DuPont de Nemours, Inc. ............................... United States 118,411 8,712,682
16,101,082
Consumer Finance 1.4%
American Express Co. ................................. United States 32,502 6,077,874
Containers & Packaging 0.9%
Crown Holdings, Inc. ................................... United States 33,079 4,137,852
Electric Utilities 1.3%
Southern Co. (The) .................................... United States 79,421 5,758,817
Entertainment 2.5%
a
Walt Disney Co. (The) .................................. United States 80,758 11,076,767
Food Products 1.5%
Danone SA .......................................... France 122,907 6,790,672
Health Care Equipment & Supplies 4.2%
Medtronic plc ........................................ United States 91,124 10,110,208
Zimmer Biomet Holdings, Inc. ............................ United States 67,580 8,643,482
18,753,690
Health Care Providers & Services 5.2%
Fresenius Medical Care AG & Co. KGaA .................... Germany 99,333 6,657,289
HCA Healthcare, Inc. ................................... United States 33,335 8,354,418
UnitedHealth Group, Inc. ................................ United States 15,618 7,964,711
22,976,418

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 5.2%
a
Booking Holdings, Inc. ................................. United States 3,843 $ 9,025,093
Compass Group plc ................................... United Kingdom 212,094 4,564,631
a
Hyatt Hotels Corp., A ................................... United States 48,595 4,638,393
Starbucks Corp. ...................................... United States 50,795 4,620,821
22,848,938
Household Durables 3.2%
Panasonic Holdings Corp. ............................... Japan 616,375 5,987,021
Sony Group Corp. ..................................... Japan 81,299 8,364,723
14,351,744
Industrial Conglomerates 1.9%
Hitachi Ltd. .......................................... Japan 73,180 3,662,686
Honeywell International, Inc. ............................. United States 25,386 4,939,608
8,602,294
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 726,931 7,590,579
Interactive Media & Services 1.0%
a
Alphabet, Inc., A ...................................... United States 1,599 4,447,379
Internet & Direct Marketing Retail 1.5%
a
Farfetch Ltd., A ....................................... United Kingdom 116,265 1,757,927
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 142,387 4,776,009
6,533,936
IT Services 4.8%
a
DXC Technology Co. ................................... United States 265,029 8,647,896
Fujitsu Ltd. .......................................... Japan 39,314 5,890,975
Visa, Inc., A .......................................... United States 30,748 6,818,984
21,357,855
Machinery 3.5%
Komatsu Ltd. ........................................ Japan 290,121 6,971,165
Westinghouse Air Brake Technologies Corp. ................. United States 88,325 8,494,215
15,465,380
Media 2.8%
Comcast Corp., A ..................................... United States 120,240 5,629,637
b
Paramount Global, B ................................... United States 173,032 6,542,340
12,171,977
Metals & Mining 1.8%
Freeport-McMoRan, Inc. ................................ United States 97,266 4,838,011
Wheaton Precious Metals Corp. .......................... Brazil 69,385 3,299,290
8,137,301
Multiline Retail 2.4%
a
Dollar Tree, Inc. ...................................... United States 65,298 10,457,475
Multi-Utilities 1.4%
E.ON SE ............................................ Germany 516,478 6,001,333
Oil, Gas & Consumable Fuels 5.6%
BP plc .............................................. United Kingdom 1,815,465 8,900,780
Equinor ASA ......................................... Norway 112,158 4,188,485
Marathon Petroleum Corp. .............................. United States 116,764 9,983,322
Shell plc ............................................ Netherlands 66,140 1,812,951
24,885,538

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 1.9%
Unilever plc .......................................... United Kingdom 190,090 $ 8,592,515
Pharmaceuticals 7.8%
AstraZeneca plc ...................................... United Kingdom 73,563 9,756,156
Bayer AG ........................................... Germany 33,597 2,298,316
GlaxoSmithKline plc ................................... United States 204,497 4,425,029
Johnson & Johnson ................................... United States 50,662 8,978,826
Roche Holding AG .................................... Switzerland 22,318 8,830,382
34,288,709
Semiconductors & Semiconductor Equipment 3.6%
Infineon Technologies AG ............................... Germany 191,435 6,477,131
Micron Technology, Inc. ................................. United States 40,058 3,120,118
NXP Semiconductors NV ............................... China 28,177 5,214,999
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 10,208 1,064,286
15,876,534
Specialty Retail 3.0%
Nitori Holdings Co. Ltd. ................................. Japan 37,855 4,763,230
TJX Cos., Inc. (The) ................................... United States 137,454 8,326,963
13,090,193
Technology Hardware, Storage & Peripherals 2.5%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 11,178,914
Wireless Telecommunication Services 1.7%
a
T-Mobile US, Inc. ..................................... United States 57,726 7,409,132
Total Common Stocks (Cost $349,029,003) .....................................
412,950,549
Short Term Investments 6.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.5%
Royal Bank of Canada, 0.29%, 4/01/22 ..................... Canada 19,800,000 19,800,000
Total Time Deposits (Cost $19,800,000) ........................................
19,800,000
Shares
Investments from Cash Collateral Received for
Loaned Securities 1.9%
Money Market Funds 1.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,301,362 8,301,362
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $8,301,362) ............................................................
8,301,362
Total Short Term Investments (Cost $28,101,362 ) ................................
28,101,362
a
Total Investments (Cost $377,130,365) 99.8% ...................................
$441,051,911
Other Assets, less Liabilities 0.2% .............................................
951,188
Net Assets 100.0% ...........................................................
$442,003,099

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$4,776,009, representing 1.1% of net assets.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the
Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The
Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2022, certain or all Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Global Discovery VIP Fund- $1,551,382
Franklin Mutual Shares VIP Fund- $1,517,374
Templeton Global Bond VIP Fund- $10,605,682
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate/
equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss. The Funds did not hold any cross currency swap contracts at period end.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The Funds did not hold any inflation index swap contracts at period end
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. The Funds did not hold any VRI at period end
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The following Funds have invested in derivatives during the period.
Franklin Allocation VIP Fund - Futures and swaps
Franklin Mutual Global Discovery VIP Fund - Futures and forwards
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Futures, forwards, options, swaps and VRI
Franklin VolSmart Allocation VIP Fund - Futures and swaps
Templeton Global Bond VIP Fund – Options and forwards
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2022, Templeton Global Bond VIP Fund had 2.4% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Restricted Securities
At March 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 281,629 $ 16,353
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $16,353
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 66,734
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 9,931,684
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 560,050
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $6,413,047 $10,558,468
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling , Inc., F ............................ 10/20/21 $ 1,150,910 $ 932,800
26,474 Blaize , Inc., 2/28/24 .......................... 3/01/21 - 11/09/21 — 21,337
206,272 Blaize , Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 1,954,423
8,626 Databricks , Inc., G ........................... 2/01/21 1,529,975 1,514,496
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 6,413,526
48,915 Newsela , Inc., D ............................. 1/21/21 1,034,807 882,741
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,318,363
Total Restricted Securities (Value is 2.7% of Net Assets) .............. $9,154,673 $13,037,686
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
6,620 Riviera Resources, Inc. ....................... 8/08/18 98,638 —
Total Restricted Securities (Value is —% of Net Assets) .............. $214,499 $—
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
—
as of March 31, 2022.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2022, investments in “affiliated companies” were as follows:
8. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by affiliates of the Fund’s administrative manager,
Franklin Templeton Services, LLC. The Fund does not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended March 31, 2022, were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Blaize , Inc., 2/28/24 .... $ 31,313 $ —
a
$ —
a
$ — $ —
b
$ —
b
—
b
$ —
Blaize , Inc., D ........ 2,050,037 —
a
—
a
— —
b
—
b
—
b
—
Total Affiliated Securities
(Value is —% of Net
Assets) ............ $2,081,350 $— $— — — $— $—
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of March 31, 2022, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Income VIP Fund, Class
1 ..................... $ 16,987,187 $ — $ (1,750,000) $ 92,476 $ 128,173 $ 15,457,836 871,846 $ —
Franklin Liberty U.S. Core Bond
ETF ................... 25,689,597 — — — (1,739,375) 23,950,222 1,022,500 137,589
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 4,067,757 8,617,601 (9,935,406) — — 2,749,952 2,749,952 102
Western Asset Core Plus Bond
Fund, Class IS ........... 17,152,572 65,731 — — (1,615,183) 15,603,120 1,444,733 90,621
Total Affiliated Securities ... $63,897,113 $8,683,332 $(11,685,406) $92,476 $(3,226,385) $57,761,130 $228,312

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 18,002,980 $ 22,458,575 $ (19,667,365) $ — $ — $ 20,794,190 20,794,190 $ 507
Templeton Global Bond VIP
Fund, Class 1 ............ 7,062,310 — — — 51,102 7,113,412 511,021 —
Total Affiliated Securities ... $25,065,290 $22,458,575 $(19,667,365) $— $51,102 $27,907,602 $507
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 1,413,440 $ 8,451,975 $ (8,136,734) $ — $ — $ 1,728,681 1,728,681 $ 37
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,337,150 $3,719,841 $(4,639,751) $— $— $417,240 417,240 $14
Total Affiliated Securities ... $2,750,590 $12,171,816 $(12,776,485) $— $— $2,145,921 $51
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $430,000 $2,796,000 $(2,085,000) $— $— $1,141,000 1,141,000 $18
Total Affiliated Securities ... $430,000 $2,796,000 $(2,085,000) $— $— $1,141,000 $18
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 56,779,626 $ 391,625,647 $ (380,449,194) $ — $ — $ 67,956,079 67,956,079 $ 2,299

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $20,527,000 $59,167,000 $(79,694,000) $— $— $— — $222
Total Affiliated Securities ... $77,306,626 $450,792,647 $(460,143,194) $— $— $67,956,079 $2,521
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,948,000 $8,787,000 $(9,948,000) $— $— $787,000 787,000 $49
Total Affiliated Securities ... $1,948,000 $8,787,000 $(9,948,000) $— $— $787,000 $49
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $2,406,000 $(2,406,000) $— $— $— — $1
Total Affiliated Securities ... $— $2,406,000 $(2,406,000) $— $— $— $1
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 19,398,008 $ 176,304,176 $ (144,727,369) $ — $ — $ 50,974,815 50,974,815 $ 591
Total Affiliated Securities ... $19,398,008 $176,304,176 $(144,727,369) $— $— $50,974,815 $591
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 24,112,773 $ 68,080,622 $ (51,150,683) $ — $ — $ 41,042,712 41,042,712 $ 641
Total Affiliated Securities ... $24,112,773 $68,080,622 $(51,150,683) $— $— $41,042,712 $641
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 8,439,570 $ 40,428,688 $ (27,092,062) $ — $ — $ 21,776,196 21,776,196 $ 369
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $8,496,850 $12,751,721 $(19,431,086) $— $— $1,817,485 1,817,485 $65
Total Affiliated Securities ... $16,936,420 $53,180,409 $(46,523,148) $— $— $23,593,681 $434
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 27,739,219 $ 5,100,001 $ — $ — $ 398,564 $ 33,237,784 4,048,451 $ 283,471
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 9,106,742 33,977,678 (26,910,405) — — 16,174,015 16,174,015 377
Total Non-Controlled Affiliates $36,845,961 $39,077,679 $(26,910,405) $ — $ 398,564 $49,411,799 $ 283,848
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $8,667,000 $(8,667,000) $— $— $— — $19
Total Affiliated Securities ... $36,845,961 $47,744,679 $(35,577,405) $— $398,564 $49,411,799 $283,867
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,805,544 $ 15,476,075 $ (13,581,330) $ — $ — $ 7,700,289 7,700,289 $ 134
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $170,471 $3,554,941 $(3,725,412) $— $— $— — $5
Total Affiliated Securities ... $5,976,015 $19,031,016 $(17,306,742) $— $— $7,700,289 $139
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 50,936,475 $ 69,759,785 $ (68,450,862) $ — $ — $ 52,245,398 52,245,398 $ 1,234
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $192,332 $44,793,349 $(7,800,129) $— $— $37,185,552 37,185,552 $261
Total Affiliated Securities ... $51,128,807 $114,553,134 $(76,250,991) $— $— $89,430,950 $1,495
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 94,380,135 $ 291,398,830 $ (142,699,748) $ — $ — $ 243,079,217 243,079,217 $ 3,361
Total Affiliated Securities ... $94,380,135 $291,398,830 $(142,699,748) $— $— $243,079,217 $3,361
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $16,144,441 $(7,843,079) $— $— $8,301,362 8,301,362 $98
Total Affiliated Securities ... $— $16,144,441 $(7,843,079) $— $— $8,301,362 $98
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,337,891 $ 2,872,229 $ — $ 11,210,120
Air Freight & Logistics ................... 2,434,920 1,912,944 — 4,347,864
Airlines .............................. — 301,586 — 301,586
Auto Components ...................... 338,235 1,533,542 — 1,871,777
Automobiles .......................... 1,471,664 2,354,298 — 3,825,962
Banks ............................... 3,862,118 9,222,866 — 13,084,984
Beverages ........................... 5,492,969 967,390 — 6,460,359
Biotechnology ......................... 7,935,581 3,072,291 — 11,007,872
Building Products ...................... 3,299,883 2,121,965 — 5,421,848
Capital Markets ........................ 8,474,409 4,245,555 — 12,719,964
Chemicals ........................... 8,996,129 5,683,016 — 14,679,145
Commercial Services & Supplies ........... 2,183,838 — — 2,183,838
Communications Equipment .............. 1,505,704 182,594 — 1,688,298
Construction & Engineering ............... 46,195 137,798 — 183,993
Construction Materials .................. 576,059 78,540 — 654,599
Consumer Finance ..................... 53,886 — — 53,886
Containers & Packaging ................. 277,377 — — 277,377
Distributors ........................... 339,665 — — 339,665
Diversified Consumer Services ............ 145,909 — — 145,909
Diversified Financial Services ............. 1,064,730 1,997,563 — 3,062,293
Diversified Telecommunication Services ..... 826,989 2,425,701 — 3,252,690
Electric Utilities ........................ 2,353,753 498,664 — 2,852,417
Electrical Equipment .................... 3,934,545 578,101 — 4,512,646
Electronic Equipment, Instruments &
Components .......................... 3,226,281 472,629 — 3,698,910
Energy Equipment & Services ............. — 820,745 — 820,745
Entertainment ......................... 1,470,587 1,671,414 — 3,142,001
Equity Real Estate Investment Trusts (REITs) . 4,440,044 1,678,480 — 6,118,524
Food & Staples Retailing ................. 3,848,019 1,907,189 — 5,755,208
Food Products ........................ 5,018,643 1,537,601 — 6,556,244
Gas Utilities .......................... 468,990 807,205 — 1,276,195
Health Care Equipment & Supplies ......... 11,017,757 4,182,822 — 15,200,579
Health Care Providers & Services .......... 5,334,518 1,243,967 — 6,578,485
Health Care Technology ................. 442,782 — — 442,782
Hotels, Restaurants & Leisure ............. 4,507,662 624,361 — 5,132,023
Household Durables .................... 763,839 1,503,768 — 2,267,607
Household Products .................... 3,545,380 — — 3,545,380
Industrial Conglomerates ................ 3,738,151 2,063,438 — 5,801,589
Insurance ............................ 2,077,287 3,474,479 — 5,551,766
Interactive Media & Services .............. 12,025,726 103,628 — 12,129,354
Internet & Direct Marketing Retail .......... 7,140,735 1,841,898 — 8,982,633
IT Services ........................... 15,993,066 3,595,676 — 19,588,742
Leisure Products ....................... 33,223 — — 33,223
Life Sciences Tools & Services ............ 8,959,499 1,436,012 — 10,395,511
Machinery ............................ 6,011,375 1,488,012 — 7,499,387
Marine .............................. — 388,244 — 388,244
Media ............................... 2,452,327 1,557,513 — 4,009,840
Metals & Mining ....................... 2,499,675 2,299,757 — 4,799,432
Multiline Retail ........................ 2,331,420 629,700 — 2,961,120
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Multi-Utilities .......................... $ 1,536,200 $ 855,247 $ — $ 2,391,447
Oil, Gas & Consumable Fuels ............. 5,262,041 5,299,707 — 10,561,748
Paper & Forest Products ................. 192,812 — — 192,812
Personal Products ..................... 666,583 1,757,805 — 2,424,388
Pharmaceuticals ....................... 11,335,480 7,785,163 — 19,120,643
Professional Services ................... 2,886,463 2,970,327 — 5,856,790
Real Estate Management & Development .... 1,340,616 648,566 — 1,989,182
Road & Rail .......................... 6,492,487 219,870 — 6,712,357
Semiconductors & Semiconductor Equipment . 18,010,845 4,247,032 — 22,257,877
Software ............................. 32,294,398 2,307,560 — 34,601,958
Specialty Retail ........................ 5,413,550 386,376 — 5,799,926
Technology Hardware, Storage & Peripherals . 10,600,532 1,582,147 — 12,182,679
Textiles, Apparel & Luxury Goods .......... 2,629,371 1,284,004 — 3,913,375
Thrifts & Mortgage Finance ............... 154,653 657,650 — 812,303
Tobacco ............................. 947,980 1,012,522 — 1,960,502
Trading Companies & Distributors .......... 2,067,353 2,929,818 — 4,997,171
Water Utilities ......................... 450,076 — — 450,076
Wireless Telecommunication Services ....... 88,818 741,070 — 829,888
Management Investment Companies ......... 20,445,207 — — 20,445,207
Preferred Stocks ........................ — 371,708 — 371,708
Corporate Bonds ........................ — 66,416,465 — 66,416,465
Foreign Government and Agency Securities .... — 5,249,274 — 5,249,274
U.S. Government and Agency Securities ....... — 120,564,310 — 120,564,310
Asset-Backed Securities .................. — 1,937,698 — 1,937,698
Commercial Mortgage-Backed Securities ...... — 1,825,415 — 1,825,415
Mortgage-Backed Securities ................ — 27,305,276 — 27,305,276
Municipal Bonds ......................... — 5,297,268 — 5,297,268
Short Term Investments ................... 20,794,190 — — 20,794,190
Total Investments in Securities ........... $314,909,090 $339,167,459
b
$— $654,076,549
Other Financial Instruments:
Futures contracts ........................ $ 1,085,790 $ — $ — $ 1,085,790
Swap contracts ......................... — 3,754 — 3,754
Total Other Financial Instruments ......... $1,085,790 $3,754 $— $1,089,544
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 118,767 $ — $ — $ 118,767
Swap contracts .......................... — 4,31 6 — 4,31 6
Total Other Financial Instruments ......... $118,767 $4,316 $— $123,083
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 898,910 — — 898,910
Automobiles .......................... 3,815,782 — — 3,815,782
Banks ............................... 824,070 — — 824,070
Biotechnology ......................... 155,732 418,991 — 574,723
Capital Markets ........................ 3,673,780 — — 3,673,780
Chemicals ........................... 536,375 506,787 — 1,043,162
Construction & Engineering ............... 357,979 — — 357,979
Electric Utilities ........................ 1,588,736 — — 1,588,736
Electronic Equipment, Instruments &
Components .......................... 1,612,373 496,687 — 2,109,060
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Energy Equipment & Services ............. $ 464,009 $ — $ — $ 464,009
Entertainment ......................... 899,383 — — 899,383
Equity Real Estate Investment Trusts (REITs) . 1,119,551 — — 1,119,551
Health Care Equipment & Supplies ......... 8,749,912 — — 8,749,912
Health Care Providers & Services .......... 1,366,210 — — 1,366,210
Health Care Technology ................. 2,265,694 — — 2,265,694
Hotels, Restaurants & Leisure ............. 1,238,904 — — 1,238,904
Industrial Conglomerates ................ 1,265,104 — — 1,265,104
Interactive Media & Services .............. 7,913,035 125,193 — 8,038,228
Internet & Direct Marketing Retail .......... 9,944,295 7,644 — 9,951,939
IT Services ........................... 9,703,653 2,121,612 — 11,825,265
Life Sciences Tools & Services ............ 8,527,549 864,746 — 9,392,295
Media ............................... 58,453 — — 58,453
Pharmaceuticals ....................... 2,300,298 — — 2,300,298
Professional Services ................... 356,896 — — 356,896
Semiconductors & Semiconductor Equipment . 17,725,939 292,437 — 18,018,376
Software ............................. 32,123,865 — — 32,123,865
Technology Hardware, Storage & Peripherals . 1,877,581 — — 1,877,581
Trading Companies & Distributors .......... 206,890 — — 206,890
Short Term Investments ................... 2,145,921 — — 2,145,921
Total Investments in Securities ........... $123,716,879 $4,834,097
c
$— $128,550,976
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 1,113,990 — 1,113,990
Equity Real Estate Investment Trusts (REITs) . 91,403,100 28,796,957 — 120,200,057
Real Estate Management & Development .... — 23,848,234 — 23,848,234
Short Term Investments ................... — 580,357 — 580,357
Total Investments in Securities ........... $91,403,100 $54,339,538
d
$— $145,742,638
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,548,153 — — 1,548,153
Air Freight & Logistics ................... 1,173,096 — — 1,173,096
Banks ............................... 3,239,849 — — 3,239,849
Beverages ........................... 1,698,748 — — 1,698,748
Capital Markets ........................ 2,862,701 — — 2,862,701
Chemicals ........................... 1,039,938 347,831 — 1,387,769
Commercial Services & Supplies ........... 651,238 — — 651,238
Communications Equipment .............. 627,021 — — 627,021
Consumer Finance ..................... 216,920 — — 216,920
Diversified Financial Services ............. 691,189 — — 691,189
Diversified Telecommunication Services ..... 194,092 — — 194,092
Electric Utilities ........................ 2,799,233 — — 2,799,233
Electrical Equipment .................... 983,003 — — 983,003
Equity Real Estate Investment Trusts (REITs) . 1,120,824 — — 1,120,824
Food & Staples Retailing ................. 527,177 — — 527,177
Food Products ........................ 371,030 — — 371,030
Health Care Equipment & Supplies ......... 1,249,297 — — 1,249,297
Health Care Providers & Services .......... 1,471,081 — — 1,471,081
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Hotels, Restaurants & Leisure ............. $ 663,947 $ — $ — $ 663,947
Household Products .................... 1,201,772 — — 1,201,772
Insurance ............................ 241,821 — — 241,821
IT Services ........................... 403,865 — — 403,865
Life Sciences Tools & Services ............ 458,344 — — 458,344
Machinery ............................ 572,878 — — 572,878
Media ............................... 320,483 — — 320,483
Multiline Retail ........................ 1,124,766 — — 1,124,766
Oil, Gas & Consumable Fuels ............. 3,443,300 — — 3,443,300
Pharmaceuticals ....................... 1,893,401 — — 1,893,401
Road & Rail .......................... 385,332 — — 385,332
Semiconductors & Semiconductor Equipment . 778,127 — — 778,127
Software ............................. 796,191 — — 796,191
Specialty Retail ........................ 971,640 — — 971,640
Equity-Linked Securities ................... — 3,899,882 — 3,899,882
Convertible Preferred Stocks ............... 3,510,625 — — 3,510,625
Short Term Investments ................... 1,141,000 708,102 — 1,849,102
Total Investments in Securities ........... $40,372,082 $4,955,815
e
$— $45,327,897
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 66,430,750 — — 66,430,750
Air Freight & Logistics ................... 33,820,342 — — 33,820,342
Banks ............................... 113,380,250 10,662,432 — 124,042,682
Beverages ........................... 26,780,800 — — 26,780,800
Biotechnology ......................... 44,486,100 — — 44,486,100
Capital Markets ........................ 34,960,000 — — 34,960,000
Chemicals ........................... 8,746,850 12,840,370 — 21,587,220
Diversified Telecommunication Services ..... 88,231,374 — — 88,231,374
Electric Utilities ........................ 199,553,497 — — 199,553,497
Energy Equipment & Services ............. 16,650,000 — — 16,650,000
Health Care Equipment & Supplies ......... 36,613,500 — — 36,613,500
Health Care Providers & Services .......... 5,935,000 — — 5,935,000
Household Products .................... 30,560,000 — — 30,560,000
Industrial Conglomerates ................ 22,376,700 — — 22,376,700
Insurance ............................ 21,084,000 — — 21,084,000
IT Services ........................... 25,962,264 — — 25,962,264
Media ............................... 25,751,000 — — 25,751,000
Metals & Mining ....................... 12,060,000 — — 12,060,000
Multi-Utilities .......................... 90,027,390 — — 90,027,390
Oil, Gas & Consumable Fuels ............. 155,254,250 — — 155,254,250
Personal Products ..................... — 13,621,874 — 13,621,874
Pharmaceuticals ....................... 192,606,000 — — 192,606,000
Road & Rail .......................... 13,660,500 — — 13,660,500
Semiconductors & Semiconductor Equipment . 99,440,103 — — 99,440,103
Specialty Retail ........................ 9,578,560 — — 9,578,560
Tobacco ............................. 28,182,000 — — 28,182,000
Equity-Linked Securities ................... — 455,451,847 — 455,451,847
Convertible Preferred Stocks :
Capital Markets ........................ 6,316,350 — — 6,316,350
Electric Utilities ........................ 52,068,208 — — 52,068,208
Multi-Utilities .......................... 39,087,250 — — 39,087,250
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Convertible Preferred Stocks:
Semiconductors & Semiconductor Equipment . $ 33,373,550 $ — $ — $ 33,373,550
Thrifts & Mortgage Finance ............... — 3,681,250 — 3,681,250
Convertible Bonds ....................... — 14,984,448 — 14,984,448
Corporate Bonds ........................ — 1,141,983,681 — 1,141,983,681
Index-Linked Notes ...................... — 39,867,159 — 39,867,159
Senior Floating Rate Interests ............... — 3,049,552 — 3,049,552
U.S. Government and Agency Securities ....... — 263,788,360 — 263,788,360
Asset-Backed Securities .................. — 9,072,386 — 9,072,386
Mortgage-Backed Securities ................ — 1,918,823 — 1,918,823
Escrows and Litigation Trusts ............... — 9,822,620 — 9,822,620
Short Term Investments ................... 67,956,079 — — 67,956,079
Total Investments in Securities ........... $1,600,932,667 $1,980,744,802
f
$— $3,581,677,469
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
g
Common Stocks ........................ 110,119,978 — — 110,119,978
Short Term Investments ................... 787,000 3,504,873 — 4,291,873
Total Investments in Securities ........... $110,906,978 $3,504,873 $— $114,411,851
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 15,418,898 — 15,418,898
Auto Components ...................... — 6,479,879 16,353 6,496,232
Automobiles .......................... 8,560,880 — — 8,560,880
Banks ............................... 12,724,654 30,233,159 — 42,957,813
Beverages ........................... — 5,266,669 — 5,266,669
Building Products ...................... 8,491,577 — — 8,491,577
Chemicals ........................... — 15,757,127 — 15,757,127
Construction Materials .................. — 6,789,582 — 6,789,582
Diversified Financial Services ............. 10,692,303 — — 10,692,303
Diversified Telecommunication Services ..... — 13,565,215 — 13,565,215
Electrical Equipment .................... — 7,663,641 — 7,663,641
Entertainment ......................... 15,635,552 — — 15,635,552
Food Products ........................ 7,959,538 7,450,307 — 15,409,845
Health Care Equipment & Supplies ......... 11,207,836 — — 11,207,836
Health Care Providers & Services .......... 27,753,859 3,360,637 — 31,114,496
Household Durables .................... 7,307,941 — — 7,307,941
Household Products .................... — 7,888,416 — 7,888,416
Industrial Conglomerates ................ 7,826,270 — — 7,826,270
Insurance ............................ 27,302,685 17,118,286 — 44,420,971
Internet & Direct Marketing Retail .......... 6,109,127 — — 6,109,127
IT Services ........................... 18,113,146 9,076,181 — 27,189,327
Machinery ............................ — 6,548,950 — 6,548,950
Media ............................... 10,613,637 — — 10,613,637
Multi-Utilities .......................... — 8,147,606 — 8,147,606
Oil, Gas & Consumable Fuels ............. 17,448,903 13,311,020 — 30,759,923
Pharmaceuticals ....................... 22,765,678 13,102,887 — 35,868,565
Semiconductors & Semiconductor Equipment . 2,459,785 8,713,327 — 11,173,112
Software ............................. 8,208,547 — — 8,208,547
Technology Hardware, Storage & Peripherals . 8,378,140 10,315,804 — 18,693,944
Tobacco ............................. — 11,234,901 — 11,234,901
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 5,485,850 $ — $ — $ 5,485,850
Preferred Stocks ........................ — 5,404,942 — 5,404,942
Warrants .............................. 1,446 — — 1,446
Corporate Bonds ........................ — 1,840,849 — 1,840,849
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 5,099,417 — 5,099,417
Total Investments in Securities ........... $245,047,354 $229,787,700
h
$16,353 $474,851,407
Other Financial Instruments:
Forward exchange contracts ............... — 2,533,200 — 2,533,200
Futures contracts ........................ 12,438 — — 12,438
Total Other Financial Instruments ......... $12,438 $2,533,200 $— $2,545,638
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 178,882 — 178,882
Futures contracts ........................ 218,625 — — 218,625
Total Other Financial Instruments ......... $218,625 $178,882 $— $397,507
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 25,358,060 — 25,358,060
Auto Components ...................... — — 66,734 66,734
Automobiles .......................... 42,819,492 — — 42,819,492
Banks ............................... 91,999,419 65,274,148 — 157,273,567
Building Products ...................... 40,885,911 — — 40,885,911
Chemicals ........................... 47,006,619 — — 47,006,619
Commercial Services & Supplies ........... 27,556,589 — — 27,556,589
Containers & Packaging ................. 42,666,783 — — 42,666,783
Diversified Financial Services ............. 48,697,251 — — 48,697,251
Diversified Telecommunication Services ..... — — 9,931,684 9,931,684
Electric Utilities ........................ 28,030,246 — — 28,030,246
Electrical Equipment .................... 32,325,091 — — 32,325,091
Electronic Equipment, Instruments &
Components .......................... 36,667,637 — — 36,667,637
Entertainment ......................... 75,586,567 — — 75,586,567
Equity Real Estate Investment Trusts (REITs) . 61,100,083 — — 61,100,083
Food Products ........................ 101,538,125 — — 101,538,125
Health Care Equipment & Supplies ......... 55,681,811 — — 55,681,811
Health Care Providers & Services .......... 171,173,569 — — 171,173,569
Household Durables .................... 56,017,937 — — 56,017,937
Industrial Conglomerates ................ 48,161,391 — — 48,161,391
Insurance ............................ 175,624,204 — — 175,624,204
Internet & Direct Marketing Retail .......... 29,122,837 — — 29,122,837
IT Services ........................... 182,047,022 — — 182,047,022
Media ............................... 105,448,229 — — 105,448,229
Oil, Gas & Consumable Fuels ............. 53,503,175 74,246,603 — 127,749,778
Pharmaceuticals ....................... 186,125,516 30,727,506 — 216,853,022
Professional Services ................... 49,754,167 — — 49,754,167
Software ............................. 83,790,049 — — 83,790,049
Specialty Retail ........................ 39,363,427 — —
a
39,363,427
Technology Hardware, Storage & Peripherals . 45,011,349 23,310,736 — 68,322,085
Textiles, Apparel & Luxury Goods .......... 49,083,657 — — 49,083,657
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ 38,447,431 $ 40,551,191 $ — $ 78,998,622
Wireless Telecommunication Services ....... 60,160,340 — — 60,160,340
Warrants :
Diversified Telecommunication Services ..... — — 560,050 560,050
Software ............................. 25,552 — — 25,552
Corporate Bonds ........................ — 58,964,463 — 58,964,463
Senior Floating Rate Interests ............... — 33,136,109 — 33,136,109
Asset-Backed Securities .................. — 1,924,456 — 1,924,456
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 28,696,793 — 28,696,793
Total Investments in Securities ........... $2,105,421,476 $382,190,065
i
$10,558,468 $2,498,170,009
Other Financial Instruments:
Forward exchange contracts ............... — 2,815,164 — 2,815,164
Futures contracts ........................ 27,927 — — 27,927
Total Other Financial Instruments ......... $27,927 $2,815,164 $— $2,843,091
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 239,869 — 239,869
Futures contracts ........................ 82,294 — — 82,294
Total Other Financial Instruments ......... $82,294 $239,869 $— $322,163
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
g
Common Stocks ........................ 1,468,281,390 — — 1,468,281,390
Short Term Investments ................... 50,974,815 — — 50,974,815
Total Investments in Securities ........... $1,519,256,205 $— $— $1,519,256,205
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 10,923,307 — — 10,923,307
Banks ............................... 101,651,251 — — 101,651,251
Biotechnology ......................... 8,263,792 — — 8,263,792
Building Products ...................... 42,438,602 — — 42,438,602
Chemicals ........................... 70,433,047 9,032,774 — 79,465,821
Communications Equipment .............. 30,901,285 — — 30,901,285
Construction & Engineering ............... 54,011,754 — — 54,011,754
Construction Materials .................. 23,508,817 — — 23,508,817
Electric Utilities ........................ 8,957,473 — — 8,957,473
Electrical Equipment .................... 8,537,592 — — 8,537,592
Electronic Equipment, Instruments &
Components .......................... 62,270,919 — — 62,270,919
Energy Equipment & Services ............. 49,784,210 — — 49,784,210
Equity Real Estate Investment Trusts (REITs) . 31,018,496 — — 31,018,496
Food Products ........................ 6,743,515 18,077,315 — 24,820,830
Health Care Equipment & Supplies ......... 36,688,313 — — 36,688,313
Hotels, Restaurants & Leisure ............. 92,900,466 — — 92,900,466
Household Durables .................... 7,627,147 — — 7,627,147
Insurance ............................ 113,012,311 — — 113,012,311
IT Services ........................... 14,006,505 — — 14,006,505
Leisure Products ....................... 10,222,797 — — 10,222,797
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Machinery ............................ $ 60,800,430 $ — $ — $ 60,800,430
Media ............................... 95,163 — — 95,163
Multi-Utilities .......................... 22,119,143 — — 22,119,143
Oil, Gas & Consumable Fuels ............. 57,739,016 — — 57,739,016
Professional Services ................... 17,581,825 — — 17,581,825
Real Estate Management & Development .... 8,367,711 — — 8,367,711
Semiconductors & Semiconductor Equipment . 7,261,294 — — 7,261,294
Software ............................. 33,676,571 17,251,915 — 50,928,486
Specialty Retail ........................ 19,463,869 — — 19,463,869
Textiles, Apparel & Luxury Goods .......... 6,032,612 — — 6,032,612
Thrifts & Mortgage Finance ............... 14,663,902 — — 14,663,902
Trading Companies & Distributors .......... 67,949,196 — — 67,949,196
Short Term Investments ................... 41,042,712 — — 41,042,712
Total Investments in Securities ........... $1,140,695,043 $44,362,004
j
$— $1,185,057,047
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 6,580,554 — — 6,580,554
Airlines .............................. 3,414,891 — — 3,414,891
Banks ............................... 4,028,040 — — 4,028,040
Biotechnology ......................... 12,830,930 — — 12,830,930
Building Products ...................... 5,436,120 — — 5,436,120
Capital Markets ........................ 17,600,586 — — 17,600,586
Commercial Services & Supplies ........... 8,838,636 — — 8,838,636
Communications Equipment .............. 5,350,730 — — 5,350,730
Containers & Packaging ................. 8,997,426 — — 8,997,426
Electrical Equipment .................... 10,489,883 — — 10,489,883
Electronic Equipment, Instruments &
Components .......................... 12,983,945 — — 12,983,945
Entertainment ......................... 6,765,854 — — 6,765,854
Equity Real Estate Investment Trusts (REITs) . 11,682,134 — — 11,682,134
Food Products ........................ 3,479,496 — — 3,479,496
Health Care Equipment & Supplies ......... 30,227,790 — — 30,227,790
Health Care Providers & Services .......... 5,892,552 — — 5,892,552
Health Care Technology ................. 8,088,966 — — 8,088,966
Hotels, Restaurants & Leisure ............. 27,492,543 — — 27,492,543
Household Durables .................... 4,386,859 — — 4,386,859
Interactive Media & Services .............. 8,661,460 — — 8,661,460
Internet & Direct Marketing Retail .......... 2,970,292 — — 2,970,292
IT Services ........................... 21,983,225 1,188,578 — 23,171,803
Leisure Products ....................... 2,759,080 — 6,413,526 9,172,606
Life Sciences Tools & Services ............ 26,334,332 — — 26,334,332
Machinery ............................ 6,483,134 — — 6,483,134
Oil, Gas & Consumable Fuels ............. 3,484,524 — — 3,484,524
Personal Products ..................... 3,835,684 — — 3,835,684
Pharmaceuticals ....................... 5,463,045 — — 5,463,045
Professional Services ................... 14,303,070 — — 14,303,070
Road & Rail .......................... 9,136,110 — — 9,136,110
Semiconductors & Semiconductor Equipment . 28,551,232 — — 28,551,232
Software ............................. 81,064,317 — — 81,064,317
Specialty Retail ........................ 19,368,122 — — 19,368,122
Textiles, Apparel & Luxury Goods .......... 11,608,577 — — 11,608,577
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 7,769,520 $ — $ — $ 7,769,520
Convertible Preferred Stocks ............... — — 6,602,823 6,602,823
Warrants .............................. — — 21,337 21,337
Short Term Investments ................... 23,593,681 — — 23,593,681
Total Investments in Securities ........... $471,937,340 $1,188,578
k
$13,037,686 $486,163,604
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 459,340 — — 459,340
Machinery ............................ — 803,029 — 803,029
Media ............................... 230,691 — 2,500 233,191
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 2,371 — —
a
2,371
Management Investment Companies ......... 36,160,184 — — 36,160,184
Warrants :
Oil, Gas & Consumable Fuels ............. — — 809 809
Paper & Forest Products ................. — 6,914 — 6,914
Convertible Bonds ....................... — 21,560 — 21,560
Corporate Bonds :
Aerospace & Defense ................... — 2,186,616 — 2,186,616
Air Freight & Logistics ................... — 927,684 — 927,684
Airlines .............................. — 4,296,022 — 4,296,022
Auto Components ...................... — 5,030,922 — 5,030,922
Automobiles .......................... — 1,058,250 — 1,058,250
Banks ............................... — 6,372,237 — 6,372,237
Beverages ........................... — 1,718,747 — 1,718,747
Biotechnology ......................... — 692,426 — 692,426
Building Products ...................... — 2,023,774 — 2,023,774
Capital Markets ........................ — 2,256,700 — 2,256,700
Chemicals ........................... — 14,387,626 — 14,387,626
Commercial Services & Supplies ........... — 2,695,938 — 2,695,938
Communications Equipment .............. — 1,196,287 — 1,196,287
Construction & Engineering ............... — 908,550 — 908,550
Construction Materials .................. — 639,940 — 639,940
Consumer Finance ..................... — 1,663,553 — 1,663,553
Containers & Packaging ................. — 4,263,729 — 4,263,729
Diversified Consumer Services ............ — 783,760 — 783,760
Diversified Financial Services ............. — 2,026,196 — 2,026,196
Diversified Telecommunication Services ..... — 4,765,392 — 4,765,392
Electric Utilities ........................ — 5,720,333 — 5,720,333
Electrical Equipment .................... — 1,776,130 — 1,776,130
Electronic Equipment, Instruments &
Components .......................... — 1,665,269 — 1,665,269
Energy Equipment & Services ............. — 2,686,748 — 2,686,748
Entertainment ......................... — 2,284,504 — 2,284,504
Equity Real Estate Investment Trusts (REITs) . — 4,456,364 — 4,456,364
Food & Staples Retailing ................. — 712,656 — 712,656
Food Products ........................ — 2,695,596 — 2,695,596
Gas Utilities .......................... — 268,563 — 268,563
Health Care Equipment & Supplies ......... — 835,985 — 835,985
Health Care Providers & Services .......... — 5,545,237 — 5,545,237
Hotels, Restaurants & Leisure ............. — 8,616,500 — 8,616,500
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Household Durables .................... $ — $ 2,491,166 $ — $ 2,491,166
Household Products .................... — 1,345,385 — 1,345,385
Independent Power and Renewable Electricity
Producers ............................ — 6,750,865 — 6,750,865
Insurance ............................ — 919,247 — 919,247
Interactive Media & Services .............. — 2,260,596 — 2,260,596
Internet & Direct Marketing Retail .......... — 2,047,836 — 2,047,836
IT Services ........................... — 3,881,686 — 3,881,686
Machinery ............................ — 1,317,680 — 1,317,680
Marine .............................. — 1,216,956 — 1,216,956
Media ............................... — 6,674,354 — 6,674,354
Metals & Mining ....................... — 3,142,216 — 3,142,216
Mortgage Real Estate Investment Trusts
(REITs) .............................. — 90,945 — 90,945
Multiline Retail ........................ — 988,250 —
a
988,250
Oil, Gas & Consumable Fuels ............. — 17,181,309 — 17,181,309
Paper & Forest Products ................. — 1,355,046 — 1,355,046
Personal Products ..................... — 1,182,682 — 1,182,682
Pharmaceuticals ....................... — 5,908,594 — 5,908,594
Real Estate Management & Development .... — 3,604,150 — 3,604,150
Road & Rail .......................... — 2,269,820 — 2,269,820
Software ............................. — 2,153,151 — 2,153,151
Specialty Retail ........................ — 3,087,365 — 3,087,365
Technology Hardware, Storage & Peripherals . — 182,458 — 182,458
Textiles, Apparel & Luxury Goods .......... — 274,841 — 274,841
Thrifts & Mortgage Finance ............... — 283,323 — 283,323
Tobacco ............................. — 1,156,331 — 1,156,331
Trading Companies & Distributors .......... — 2,141,724 — 2,141,724
Wireless Telecommunication Services ....... — 2,448,101 — 2,448,101
Senior Floating Rate Interests ............... — 6,325,345 — 6,325,345
Marketplace Loans ...................... — — 8,011,095 8,011,095
Foreign Government and Agency Securities .... — 30,787,041 — 30,787,041
U.S. Government and Agency Securities ....... — 23,857,824 — 23,857,824
Asset-Backed Securities .................. — 25,926,690 — 25,926,690
Commercial Mortgage-Backed Securities ...... — 1,719,979 — 1,719,979
Mortgage-Backed Securities ................ — 4,410,928 — 4,410,928
Municipal Bonds ......................... — 2,965,311 — 2,965,311
Residential Mortgage-Backed Securities ...... — 24,428,610 — 24,428,610
Escrows and Litigation Trusts ............... — 4,253 —
a
4,253
Short Term Investments ................... 16,174,015 — — 16,174,015
Total Investments in Securities ........... $53,026,601 $294,771,795 $8,014,404 $355,812,800
Other Financial Instruments:
Forward exchange contracts ............... — 188,142 — 188,142
Futures contracts ........................ 570,471 — — 570,471
Swap contracts ......................... — 140,696 — 140,696
Total Other Financial Instruments ......... $570,471 $328,838 $— $899,309
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 149,794 — 149,794
Futures contracts ........................ 110,182 — — 110,182
Swap contracts .......................... — 387,221 — 387,221
Total Other Financial Instruments ......... $110,182 $537,015 $— $647,197
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
g
Corporate Bonds ........................ $ — $ 10,579,869 $ — $ 10,579,869
Foreign Government and Agency Securities .... — 13,705,742 — 13,705,742
U.S. Government and Agency Securities ....... — 95,046,180 — 95,046,180
Mortgage-Backed Securities ................ — 556,355,299 — 556,355,299
Short Term Investments ................... — 35,666,399 — 35,666,399
Total Investments in Securities ........... $— $711,353,489 $— $711,353,489
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
g
Common Stocks ........................ 123,680,578 — — 123,680,578
Management Investment Companies ......... 59,469,341 — — 59,469,341
Short Term Investments ................... 2,749,952 — — 2,749,952
Total Investments in Securities ........... $185,899,871 $— $— $185,899,871
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 1,597,039 — — 1,597,039
Swap contracts .......................... — 166 — 166
Total Other Financial Instruments ......... $1,597,039 $166 $— $1,597,205
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 10,050,798 $ — $ — $ 10,050,798
Cambodia ............................ — 995,142 — 995,142
China ............................... 5,049,539 63,839,713 2,550,846 71,440,098
Egypt ............................... — 234,245 — 234,245
Hong Kong ........................... — 977,316 — 977,316
Hungary ............................. 1,954,026 — — 1,954,026
India ................................ — 23,895,119 — 23,895,119
Indonesia ............................ 2,496,560 — — 2,496,560
Mexico .............................. 4,925,728 — — 4,925,728
Pakistan ............................. — 621,097 — 621,097
Peru ................................ 1,357,539 — — 1,357,539
Philippines ........................... — 836,572 — 836,572
Russia .............................. — — —
a
—
Saudi Arabia .......................... — 353,077 — 353,077
South Africa .......................... 1,878,031 — — 1,878,031
South Korea .......................... — 60,186,343 — 60,186,343
Taiwan .............................. — 45,138,839 — 45,138,839
Thailand ............................. — 5,300,873 — 5,300,873
United Kingdom ....................... — 3,763,043 — 3,763,043
United States ......................... 9,097,863 — — 9,097,863
Preferred Stocks ........................ 15,835,791 — — 15,835,791
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 7,700,289 — — 7,700,289
Total Investments in Securities ........... $60,346,164 $206,141,379
l
$2,550,846 $269,038,389
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 35,601,311 $ — $ 35,601,311
Airlines .............................. — 7,255,211 — 7,255,211
Auto Components ...................... — 31,944,902 — 31,944,902
Automobiles .......................... — 39,422,855 — 39,422,855
Banks ............................... 23,199,426 108,582,961 — 131,782,387
Chemicals ........................... — 10,883,228 — 10,883,228
Construction & Engineering ............... — 5,034,099 — 5,034,099
Diversified Financial Services ............. — 11,922,266 — 11,922,266
Electronic Equipment, Instruments &
Components .......................... — 6,436,545 — 6,436,545
Energy Equipment & Services ............. — 21,778,618 — 21,778,618
Food & Staples Retailing ................. — 14,174,159 — 14,174,159
Health Care Providers & Services .......... — 18,765,576 — 18,765,576
Household Durables .................... — 13,797,334 — 13,797,334
Industrial Conglomerates ................ — 55,005,235 — 55,005,235
Insurance ............................ — 32,395,846 — 32,395,846
Interactive Media & Services .............. 3,086,559 — — 3,086,559
Internet & Direct Marketing Retail .......... — 31,890,536 — 31,890,536
IT Services ........................... — 4,950,694 — 4,950,694
Machinery ............................ — 16,330,724 — 16,330,724
Media ............................... — 15,333,907 — 15,333,907
Metals & Mining ....................... 29,850,470 23,657,760 — 53,508,230
Multiline Retail ........................ — 7,920,080 — 7,920,080
Multi-Utilities .......................... — 18,305,692 — 18,305,692
Oil, Gas & Consumable Fuels ............. — 90,911,095 — 90,911,095
Pharmaceuticals ....................... — 73,618,042 — 73,618,042
Professional Services ................... — 17,825,325 — 17,825,325
Real Estate Management & Development .... — 7,220,653 — 7,220,653
Semiconductors & Semiconductor Equipment . 22,598,268 53,487,710 — 76,085,978
Technology Hardware, Storage & Peripherals . — 42,321,656 — 42,321,656
Thrifts & Mortgage Finance ............... — 21,618,166 — 21,618,166
Tobacco ............................. — 19,919,434 — 19,919,434
Short Term Investments ................... 89,430,950 — — 89,430,950
Total Investments in Securities ........... $168,165,673 $858,311,620
m
$— $1,026,477,293
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
g
Foreign Government and Agency Securities .... $ — $ 1,042,123,595 $ — $ 1,042,123,595
U.S. Government and Agency Securities ....... — 420,556,042 — 420,556,042
Options purchased ....................... — 1,800,233 — 1,800,233
Short Term Investments ................... 243,079,217 331,408,605 — 574,487,822
Total Investments in Securities ........... $243,079,217 $1,795,888,475 $— $2,038,967,692
Other Financial Instruments:
Forward exchange contracts ............... — 25,997,465 — 25,997,465
Restricted Currency (ARS) ................. — 1,081,470 — 1,081,470
Total Other Financial Instruments ......... $— $27,078,935 $— $27,078,935
Receivables:
Interest (ARS) ........................... $— $981,672 $— $981,672
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 747,000 $ — $ 747,000
Forward exchange contracts ................ — 13,583,349 — 13,583,349
Total Other Financial Instruments ......... $— $14,330,349 $— $14,330,349
Payables:
Deferred Tax (ARS) ....................... $— $1,600 $— $1,600
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 11,914,431 $ — $ 11,914,431
Airlines .............................. — 3,748,496 — 3,748,496
Auto Components ...................... 4,591,113 4,720,892 — 9,312,005
Automobiles .......................... — 7,904,483 — 7,904,483
Banks ............................... 6,179,001 1,632,774 — 7,811,775
Beverages ........................... — 15,380,620 — 15,380,620
Biotechnology ......................... 11,917,841 — — 11,917,841
Chemicals ........................... 16,101,082 — — 16,101,082
Consumer Finance ..................... 6,077,874 — — 6,077,874
Containers & Packaging ................. 4,137,852 — — 4,137,852
Electric Utilities ........................ 5,758,817 — — 5,758,817
Entertainment ......................... 11,076,767 — — 11,076,767
Food Products ........................ — 6,790,672 — 6,790,672
Health Care Equipment & Supplies ......... 18,753,690 — — 18,753,690
Health Care Providers & Services .......... 16,319,129 6,657,289 — 22,976,418
Hotels, Restaurants & Leisure ............. 18,284,307 4,564,631 — 22,848,938
Household Durables .................... — 14,351,744 — 14,351,744
Industrial Conglomerates ................ 4,939,608 3,662,686 — 8,602,294
Insurance ............................ — 7,590,579 — 7,590,579
Interactive Media & Services .............. 4,447,379 — — 4,447,379
Internet & Direct Marketing Retail .......... 1,757,927 4,776,009 — 6,533,936
IT Services ........................... 15,466,880 5,890,975 — 21,357,855
Machinery ............................ 8,494,215 6,971,165 — 15,465,380
Media ............................... 12,171,977 — — 12,171,977
Metals & Mining ....................... 8,137,301 — — 8,137,301
Multiline Retail ........................ 10,457,475 — — 10,457,475
Multi-Utilities .......................... — 6,001,333 — 6,001,333
Oil, Gas & Consumable Fuels ............. 9,983,322 14,902,216 — 24,885,538
Personal Products ..................... — 8,592,515 — 8,592,515
Pharmaceuticals ....................... 8,978,826 25,309,883 — 34,288,709
Semiconductors & Semiconductor Equipment . 9,399,403 6,477,131 — 15,876,534
Specialty Retail ........................ 8,326,963 4,763,230 — 13,090,193
Technology Hardware, Storage & Peripherals . — 11,178,914 — 11,178,914
Wireless Telecommunication Services ....... 7,409,132 — — 7,409,132
Short Term Investments ................... 8,301,362 19,800,000 — 28,101,362
Total Investments in Securities ........... $237,469,243 $203,582,668
n
$— $441,051,911
a
Includes securities determined to have no value at March 31, 2022.
b
Includes foreign securities valued at $110,571,753, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2022, the reconciliation is as follows:
c
Includes foreign securities valued at $4,834,097, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $53,759,181, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $347,831, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $37,124,676, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
For detailed categories, see the accompanying Schedule of Investments.
h
Includes foreign securities valued at $222,847,434, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $259,468,244, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
Includes foreign securities valued at $44,362,004, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
Includes foreign securities valued at $1,188,578, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $206,141,379, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $858,311,620, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
n
Includes foreign securities valued at $183,782,668, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 4,026,670 $ — $ — $ — $ — $ — $ — $ 2,386,856 $ 6,413,526 $ 2,386,856
Textiles, Apparel &
Luxury Goods ...... 1,330,614 — — — (1,330,614) — — — — —
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... 987,771 — — — — — — (105,030) 882,741 (105,030)
Software .......... 6,692,175 — — — — — — (972,093) 5,720,082 (972,093)
Warrants :
Software .......... 31,313 — — — — — — (9,976) 21,337 (9,976)
Total Investments in
Securities ............ $13,068,543 $— $— $— $(1,330,614) $— $— $1,299,757 $13,037,686 $1,299,757
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Media ........... 2,779 — — — — — — (279) 2,500 (279)
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels ............ —
d
— — — — — — — —
d
—
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund (continued)
Assets:
Investments in Securities:
Warrants :
Oil, Gas & Consumable
Fuels ............ $ 3 $ — $ — $ — $ — $ — $ — $ 806 $ 809 $ 806
Corporate Bonds :
Multiline Retail ...... —
d
—
d
— — — — — — —
d
—
Marketplace Loans :
Diversified Financial
Services .......... 5,892,407 3,997,962 (1,773,509) — — — 14,472 (120,237) 8,011,095 (109,376)
Escrows and Litigation
Trusts ............. —
d
— (10,219) — — — 10,219 — —
d
—
Total Investments in
Securities ............ $5,895,189 $3,997,962 $(1,783,728) $— $— $— $24,691 $(119,710) $8,014,404 $(108,849)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
d
Includes securities determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks
Diversified Consumer Services. . . $882,741 Discounted cash flow Discount for lack of marketability
22.3% Decrease
c
Weighted average
cost of capital
16.1% Decrease
d
Long-term growth rate 5.0% Increase
Volatility of peers 82.1% Decrease
Software. . . . . . . . . . . . . . . . . . . . 5,720,082 Discounted cash flow Discount for lack of marketability
15.6% Decrease
Weighted average
cost of capital
17.1% Decrease
d
Long-term growth rate 2.5% Increase
Volatility of peers 71.0% Decrease
Market comparables Discount for lack of
marketability
15.8% - 16.1%
(15.9%)
Decrease
c
EV / revenue multiple 11.2x – 54.5x
(28.7x)
Increase
c
All Other Investments
.............
6,434,863
e
Total $13,037,686
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services 7,645,481 Discounted cash flow Loss-adjusted discount rate
2.4% - 10.9%
(8.4%)
Decrease
d
Projected loss rate 15.4% - 18.2%
(16.8%)
Decrease
d
All Other Investments
.............
368,923
e,f
Total
..........................
$8,014,404
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuations techniques and unobservable inputs.
f
Includes securities determined to have no value at March 31, 2022.
Abbreviations List
EV - Enterprise value
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Schedules of Investments and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BOFA
Bank of America, N.A.
BZWS
Barclays Bank plc
CITI
Citibank NA
CITI
Citigroup, Inc
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CDI
CREST Depository Interest
CER
Reference Stabilization Coefficient
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities
Yield Curve Rate Index
COFI
Cost of Funds Index
CVR
Contingent Voting Rights
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDR
Global Depositary Receipt
GNMA
Government National Mortgage Association
GO
General Obligation
ICE
Intercontinental Exchange
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
NYRS
New York Registry Shares
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
VIX
Market Volatility Index
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
Index
CDX.NA.EM.Series
number
CDX North America Emerging Markets
Index
MCDX.NA.Series
number
MCDX North America Index
For additional information on the Funds’ significant policies, please refer to the Funds’ most recent semiannual or annual shareholder report.